AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 29, 2005
                          Registration Nos.     2-92633
                                    811-04087
      ====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
                   Post-Effective Amendment No.54          [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                       Amendment No. 57                [X]


                                EXETER FUND, INC.
                _________________________________________________
               (Exact name of registrant as specified in charter)

                                1100 Chase Square
                            Rochester, New York 14604
                _________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

              (Registrant's Telephone Number, Including Area Code)

                                 (585) 325-6880

                                B. Reuben Auspitz
                              c/o Exeter Fund, Inc.
                                1100 Chase Square
                               Rochester, NY 14604

                     (Name and Address of Agent For Service)
                                   Copies to:

                            Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius, LLP
                                 1701 Market St.
                             Philadelphia, PA 19103
      =====================================================================
               It  is  proposed  that  this  filing  will  become  effective:
     /   /  immediately  upon  filing  pursuant  to  paragraph  (b)
/  X  /  on  April  30,  2005  pursuant  to  paragraph  (b)
/   /  60  days  after  filing  pursuant  to  paragraph  (a)
/   /  on  [date]  pursuant  to  paragraph  (a)  of  Rule  485

     /   /  75  days  after  filing  pursuant  to  paragraph  (a)(2)
/   /  on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485

               If  appropriate,  check  the  following  box:

     /   /  this  post-effective amendment designates a new effective date for a previously  filed  post-effective  amendment.

               Title  of  Securities  Being  Registered:
                              Investment  Company  Shares
      =====================================================================

Prospectus

May  1,  2005
Exeter  Fund,  Inc.
Diversified  Tax  Exempt  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  page  intentionally  left  blank)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     4
More About the Series' Investments. . .     6
Management. . . . . . . . . . . . . . .     7
How to Buy, Exchange, and Redeem Shares    10
Investment and Account Information. . .    12
Dividends, Distributions, and Taxes . .    15
Financial Highlights. . . . . . . . . .    16

Goals,  Strategies,  and  Risks

Investment  Goal
Provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

Principal  Investment  Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

 Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series.
Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series' investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody's or determined by the Advisor to be of equivalent quality.

Bond Selection Process The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

-  The  interest  rate  sensitivity  of  each  security.
- The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal  Risks  of  Investing  in  the  Series

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.
- The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the risk that its market segment (tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Bond Index. The Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 300 investment grade municipal bonds issued across the United States.

Diversified  Tax  Exempt  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE DIVERSIFIED TAX EXEMPT SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH
CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1995, 16.29%; 1996, 3.33%; 1997, 7.92; 1998, 5.49%; 1999, -4.67%; 2000, 12.92%; 2001, 3.72%; 2002,
9.21%;  2003,  4.65%;  and  2004,  3.80% ]

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)




                                                                                                Since Inception
                                                      1 Year            5 Years    10 Years     on 2/14/94
Return Before Taxes. . . . . . . . . . . . . . . . .             3.80%      6.80%        6.13%  5.08%
Return After Taxes
on Distributions . . . . . . . . . . . . . . . . . .             3.77%      6.73%        6.09%  5.04%
Return After Taxes
on Distributions
and Sale of Series
Shares . . . . . . . . . . . . . . . . . . . . . . .             3.92%      6.42%        5.89%  4.93%
Index:
(reflects no deduction for fees, expenses, or taxes)
Merrill Lynch Intermediate
Municipal Bond Index . . . . . . . . . . . . . . . .             3.44%      6.67%        6.49%  5.66%




Quarterly  Returns
Highest:  6.48%  in  1st  quarter  1995
Lowest:  -2.48%  in  2nd  quarter  1999

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Diversified Tax Exempt Series
Shareholder fees (paid directly from your investment)
Redemption fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual Fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.50%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.27%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  0.77%


1A  wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
79 . . . . .  $          246  $          428  $           954



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Tax exempt securities The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by a state and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. As a fundamental policy, the Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax.

Taxable investments The Series may invest in taxable investments, including obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; or other fixed income securities the Advisor considers appropriate. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.

More  Information  About  Principal  Risks
Lower-rated investment grade securities The Series limits its investments to investment grade securities, or those securities determined by the Advisor to be of equivalent quality. Securities with the lowest ratings within the investment
grade   category  carry  more  risk  than  those  with  the highest
ratings.  When  the  Series  invests  in  securities   with these lower
ratings , the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities within the investment grade category . The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

Investment  Goal
The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

Portfolio  Managers

The Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Advisor's Senior Research Group.

The following people serve on the three-member Diversified Tax Exempt Series Research Team and the Advisor's Senior Research Group, as noted:




Name and Title. . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999. Member of
  Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jack Bauer, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1990. Current position held since 1990. Member of
  Diversified Tax Exempt Series Research Team
  since 1993.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior
  Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002.
  Co-Director of Research since 2002. Member of Senior
  Research Group since 1993. Executive Group Member*
  since 1999. Managing Director Risk Management,
  Manning & Napier Advisors, Inc., 1993  2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 1998. Member of
  Senior Research Group since 2004.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997. Member of
  Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  R. Keith Harwood, Fixed Income Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1998. Member of
  Diversified Tax Exempt Series Research Team
  since 1998.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R),
  Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Co-Director of Research since 1992. Member of Senior
  Research Group since 1992. Executive Group Member*
  since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999. Member of
  Senior Research Group since 1992.

Name and Title. . . . . . . . . . . . . . . . . . . . .  James Nawrocki, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 2004. Current position held since 2004. Member of
  Diversified Tax Exempt Series Research Team
  since 2004. Previous position held in the last five
  years: VP Senior Fixed Income Manager, Citizens
  Bank, 1999-2004.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988. Member of
  Senior Research Group since 1992.


*The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.




The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.85% of the Series' average daily net assets. This contractual waiver will remain in effect at least until April 30, 2006 and may be extended. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.78% of the Series' average daily net assets. The Advisor may change all or part of its voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2004.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. The portion of a discretionary account that may be invested in the Series is not limited.

From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion . The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.
                    The  address  is:
                    Exeter  Fund,  Inc.
                    P.O.  Box  182454
                    Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange shares of the Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail
- Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone
- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By  Mail
- Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone
-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating  with  the  Exeter  Fund

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:

-  Pays  dividends  four  times a year, in March, June, September, and December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income
Tax Exempt Dividends. . . . . . . . .  Exempt from federal income tax



The Series intends to pay tax exempt dividends quarterly. Tax exempt dividends are exempt from federal income tax, but they may have other tax consequences, including the Alternative Minimum Tax. Depending upon the extent of the Series' activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Series may be subject to the tax laws of such states or localities. While the Series expects to pay income that is exempt from federal income tax, this income may be subject to taxation under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Series is advised to consult his own tax advisor in that regard. The Series will report annually the percentage of interest income received during the preceding year on tax exempt obligations, and on a state-by-state basis, the source of that income. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal income tax.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP , whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Diversified  Tax  Exempt  Series




                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $              11.04   $   11.00   $   10.54   $   10.57   $    9.74
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .                  0.37        0.41        0.44        0.45        0.43
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                  0.04        0.10        0.51       (0.06)       0.81
Total from investment
 Operations. . . . . . . . . . . . . . . . .                  0.41        0.51        0.95        0.39        1.24
Less distributions to shareholders:
From net investment income . . . . . . . . .                 (0.45)      (0.41)      (0.41)      (0.41)      (0.41)
From net realized gain on
 Investments . . . . . . . . . . . . . . . .                 (0.01)      (0.06)      (0.08)      (0.01)          _
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .                 (0.46)      (0.47)      (0.49)      (0.42)      (0.41)
Net asset value - End of year. . . . . . . .  $              10.99   $   11.04   $   11.00   $   10.54   $   10.57
Total return1. . . . . . . . . . . . . . . .                  3.80%       4.65%       9.21%       3.72%      12.92%
Ratios (to average net assets)/Supplemental
Data:
Expenses . . . . . . . . . . . . . . . . . .                  0.77%       0.78%       0.82%       0.78%       0.76%
Net investment income. . . . . . . . . . . .                  3.63%       3.83%       4.07%       4.26%       4.55%
Portfolio turnover . . . . . . . . . . . . .                     5%          7%         11%          3%          1%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $             86,441   $  63,754   $  55,169   $  53,266   $  46,649


1Represents  aggregate  total  return  for  the  year  indicated,  and  assumes  reinvestment of all distributions.

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

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

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
Diversified  Tax  Exempt  Series

CUSIP:  301722450
Fund  Code:  109

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information

- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus

May  1,  2005
Exeter  Fund,  Inc.
Ohio  Tax  Exempt  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

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



Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     4
More About the Series' Investments. . .     6
Management. . . . . . . . . . . . . . .     7
How to Buy, Exchange, and Redeem Shares    10
Investment and Account Information. . .    12
Dividends, Distributions, and Taxes . .    15
Financial Highlights. . . . . . . . . .    17

Goals,  Strategies,  and  Risks

Investment  Goal
Provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

Principal  Investment  Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and Ohio State personal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in Ohio. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

 Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series.
Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series' investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody's or determined by the Advisor to be of equivalent quality.

Bond Selection Process The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

-  The  interest  rate  sensitivity  of  each  security.
- The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal  Risks  of  Investing  in  the  Series
As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.
- The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, this Series has the following special risks:

- Concentration in Ohio tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
- The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions.
- The Series is subject to the risk that its market segment (Ohio tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Bond Index. The Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 300 investment grade municipal bonds issued across the United States.

Ohio  Tax  Exempt  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE OHIO TAX EXEMPT SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR
YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1995, 17.14%; 1996, 3.16%; 1997, 7.92%; 1998, 5.35%; 1999, -5.07%; 2000, 12.21%; 2001, 4.18%; 2002, 8.22%; 2003,
4.23%  and  2004,  3.28%]

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)



                                                                                                Since Inception
                                                               1 Year        5 Years   10 Years on 2/14/94
Return Before Taxes . . . . . . . . . . . . . . . . . . . . .     3.28%      6.37%      5.91%   4.80%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . . . . . . .     3.19%      6.32%      5.87%   4.76%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .     3.71%      6.06%      5.71%   4.69%
Index:
(during years shown in bar chart) (reflects no deduction for fees, expenses, or taxes)
Merrill Lynch Intermediate
Municipal Bond Index. . . . . . . . . . . . . . . . . . . . .     3.44%      6.67%      6.49%   5.66%




Quarterly  Returns
Highest:  7.36%  in  1st  quarter  1995
Lowest:  -2.50%  in  2nd  quarter  1999

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Ohio Tax Exempt Series
Shareholder fees (paid directly from your investment)
Redemption fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.50%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.55%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.05%
Less fee waivers and expense reimbursements . . . . . . . . . . . . . . . . . . . . .  (0.20)%2
Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.85%


1A  wire  charge,  currently  $15,  may  be  deducted from the amount of a wire redemption payment made at the request  of  a  shareholder.
2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the  Series' total annual fund operating expenses do not exceed 0.85% of the Series' average daily net assets.
This  contractual  waiver  will  remain  in  effect  until  at  least  April  30,  2006  and  may be extended.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
87*. . . . .  $         314*  $         560*  $        1,265*


*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Tax exempt securities The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the State of Ohio and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. As a fundamental policy, the Series will, under normal circumstances, invest at least
80%  of  its    assets in securities the income from which is exempt from
federal  and  Ohio  income  tax,  including  the  Alternative  Minimum  Tax.

Taxable investments The Series may invest in taxable investments, including obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; or other fixed income securities the Advisor considers appropriate. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.

Additional information regarding concentration in Ohio tax exempt securities This Series will be particularly sensitive to economic and political developments in the State of Ohio. Constitutional or statutory requirements may limit the state's power to raise revenues or increase taxes and to meet its obligations. In addition, changes to Ohio laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of Ohio tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.

More  Information  About  Principal  Risks
Lower-rated investment grade securities The Series limits its investments to investment grade securities, or those securities determined by the Advisor to be of equivalent quality. Securities with the lowest ratings within the investment
grade   category  carry  more  risk  than  those  with  the highest ratings. When the Series invests in Ohio securities with these lower ratings , the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities within the investment grade category . The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

Investment  Goal
The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over 9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

Portfolio  Managers
 The Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Advisor's Senior Research Group.

The following people serve on the three-member Ohio Tax Exempt Series Research Team and the Advisor's Senior Resarch Group, as noted:




Name and Title . . . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                              in 1999. Current position held since 1999. Member of
                                                              Senior Research Group since 2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . . .  Jack Bauer, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                              in 1990. Current position held since 1990. Member of
                                                              Ohio Tax Exempt Series Research Team since 1993.

Name and Title . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                              in 1993. Current position held since 2002.
                                                              o-Director of Research since 2002. Member of Senior
                                                              Research Group since 1993. Executive Group Member*
                                                              since 1999. Managing Director Risk Management, Manning
                                                              & Napier Advisors, Inc., 1993  2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors,Inc.
                                                              in 1998. Current position held since 1998. Member of
                                                              Senior Research Group since 2004.

Name and Title . . . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                              in 1997. Current position held since 1997. Member of
                                                              Senior Research Group since 2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . . .  R. Keith Harwood, Fixed Income Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                              in 1997. Current position held since 1998. Member of
                                                              Ohio Tax Exempt Series Research Team since 1998.


Portfolio Managers (continued)

Name and Title . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                              in 1986. Current position held since 1988.
                                                              Co-Director of Research since 1992. Member of Senior
                                                              Research Group since 1992. Executive Group Member*
                                                              since 2002.


Name and Title . . . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                              in 1988. Current position held since 1999. Member of Senior
                                                              Research Group since 1992.

Name and Title . . . . . . . . . . . . . . . . . . . . . . .  James Nawrocki, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                              in 2004. Current position held since 2004. Member of
                                                              Ohio Tax Exempt Series Research Team since
                                                              2004. Previous position held in the last five years:
                                                              VP Senior Fixed Income Manager, Citizens Bank, 1999-2004.

Name and Title . . . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc. in
                                                              1986. Current position held since 1988. Member of
                                                              Senior Research Group since 1992.


*The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.





The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.85% of the Series' average daily net assets. This contractual waiver will remain in effect at least until April 30, 2006 and may be extended.
 Due to fee waivers and expense reimbursements, the Advisor earned a management fee of 0.30% for the fiscal year ended December 31, 2004.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. The portion of a discretionary account that may be invested in the Series is not limited.

From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account mangement service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion . The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.

               The  address  is:
               Exeter  Fund,  Inc.
               P.O.  Box  182454
               Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange shares of the Series for the same class of shares of any other Series of the Fund currently available by for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

 By  Telephone

- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
- State the name of the Series and number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone

-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:

-  Pays  dividends  four  times a year, in March, June, September, and December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income
Tax Exempt Dividends. . . . . . . . .  Exempt from federal income tax



The Series intends to pay tax exempt dividends quarterly. Tax exempt dividends are exempt from regular federal income tax, but they may have other tax consequences, including the Alternative Minimum Tax. Under Ohio law, dividends that are derived from interest payments on Ohio obligations are also exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes for individuals who reside in Ohio. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Distributions of capital gains are exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes, and the net income base of the Ohio corporation franchise tax to the extent that they are due to profit made on the sale, exchange, or other disposition by the Series of Ohio State securities.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

 The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP , whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Ohio  Tax  Exempt  Series




                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value - Beginning of
 Year. . . . . . . . . . . . . . . . . . . .  $              10.75   $   10.74   $   10.31   $   10.29   $    9.56
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .                  0.38        0.42        0.41        0.46        0.44
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                 (0.04)       0.03        0.43       (0.03)       0.70
Total from investment operations . . . . . .                  0.34        0.45        0.84        0.43        1.14
Less distributions to shareholders:
From net investment income . . . . . . . . .                 (0.49)      (0.39)      (0.40)      (0.41)      (0.41)
From net realized gain on
 investments . . . . . . . . . . . . . . . .                 (0.01)      (0.05)      (0.01)          _           _
Total distributions to
 shareholders. . . . . . . . . . . . . . . .                 (0.50)      (0.44)      (0.41)      (0.41)      (0.41)
Net asset value - End of year. . . . . . . .  $              10.59   $   10.75   $   10.74   $   10.31   $   10.29
Total return1. . . . . . . . . . . . . . . .                  3.28%       4.23%       8.22%       4.18%      12.21%
Ratios (to average net assets)/Supplemental
Data:
Expenses*. . . . . . . . . . . . . . . . . .                  0.85%       0.85%       0.85%       0.85%       0.85%
Net investment income. . . . . . . . . . . .                  3.64%       3.91%       4.09%       4.27%       4.57%
Portfolio turnover . . . . . . . . . . . . .                     7%         14%          8%          9%         14%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $             14,120   $  12,092   $  11,785   $   9,833   $   9,431


*The  investment  advisor did not impose all or a portion of its management fee and in some years paid a portion of the  Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets)
would  have  been  increased  as  follows:  0.20%  0.59%  0.68%  0.74%  0.43%

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  or  reimbursed  during  the  year.

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
Ohio  Tax  Exempt  Series
CUSIP:  301722443
Fund  Code:  108

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  (SAI),  and  Additional Information
- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus

May  1,  2005
Exeter  Fund,  Inc.

New  York  Tax  Exempt  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     3
More About the Series' Investments. . .     5
Management. . . . . . . . . . . . . . .     6
How to Buy, Exchange, and Redeem Shares     8
Investment and Account Information. . .    10
Dividends, Distributions, and Taxes . .    13
Financial Highlights. . . . . . . . . .    14

Goals,  Strategies,  and  Risks

Investment  Goal
Provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

Principal  Investment  Strategies
The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and New York State personal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

 Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series.
Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series' investments will be limited to investment grade securities, those rated BBB and above by S&P or Baa or above by Moody's, or determined by the Advisor to be of equivalent quality.

Bond Selection Process The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

-  The  interest  rate  sensitivity  of  each  security.
- The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal  Risks  of  Investing  in  the  Series

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. This risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.
- The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, this Series has the following special risks:

- Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
- The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly the New York City area.
- The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
- Both New York State and New York City have experienced financial and budgetary difficulties in the past. Future financial and budgetary problems could adversely affect all issuers of New York tax exempt securities.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Bond Index. The Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 300 investment grade municipal bonds issued across the United States.

New  York  Tax  Exempt  Series
%  Total  Returns

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE NEW YORK TAX EXEMPT SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, and 2004 WITH
CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1995, 16.78%; 1996, 3.32%; 1997, 8.33%; 1998, 5.53%; 1999, -3.92%; 2000, 12.24%; 2001, 3.96%; 2002,
9.81%;  2003,  3.90%;  and  2004,  2.83%]



Average Annual Total Returns
(For the periods ended December 31, 2004)

                                                                                           Since Inception
                                                      1 Year      5 Years       10 Years   on 1/17/94
Return Before Taxes. . . . . . . . . . . . . . . . .  2.83%       6.48%         6.14%      4.91%
Return After Taxes
on Distributions . . . . . . . . . . . . . . . . . .  2.77%       6.39%         6.09%      4.86%
Return After Taxes
on Distributions
and Sale of Series
Shares . . . . . . . . . . . . . . . . . . . . . . .  3.39%       6.16%         5.92%      4.80%
Index:
(reflects no deduction for fees, expenses, or taxes)
Merrill Lynch Intermediate
Municipal Bond Index . . . . . . . . . . . . . . . .  3.44%       6.67%         6.49%      5.63%




Quarterly  Returns  (during  years  shown  in  bar  chart)
Highest:     6.69%  in  1st  quarter  1995
Lowest:     -2.34%  in  2nd  quarter  1999

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       New York Tax Exempt Series
Shareholder fees (paid directly from your investment)
Redemption fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.50%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.25%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  0.75%


1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a  shareholder.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
77 . . . . .  $          240  $          417  $           930



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  about  Principal  Investments
Tax exempt securities The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the State of New York and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. As a fundamental policy, the Series will, under normal circumstances, invest at least
80%  of  its    assets in securities the income from which is exempt from
federal  and  New  York  income  tax,  including  the  Alternative  Minimum Tax.

Taxable investments The Series may invest in taxable investments, including obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; or other fixed income securities the Advisor considers appropriate. The Series may also invest in money market instruments or hold its assets in cash. These investments may cause the Series to make a taxable distribution to shareholders.

Additional information regarding concentration in New York tax exempt securities This Series will be particularly sensitive to economic and political developments in the State of New York. Constitutional or statutory requirements may limit the state's power to raise revenues or increase taxes and to meet its obligations. In addition, changes to New York laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of New York tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.

More  Information  about  Principal  Risks
Lower-rated investment grade securities The Series limits its investments to investment grade securities, or those securities determined by the Advisor to be of equivalent quality. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in New York securities with these lower ratings, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities within the investment category. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

Investment  Goal
The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

Portfolio  Managers

The Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Advisor's Senior Research Group.

The following people serve on the three-member New York Tax Exempt Series Research Team and the Advisor's Senior Research Group, as noted:




Name and Title . . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999.
  Member of Senior Research Group since 2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jack Bauer, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1990. Current position held since 1990. Member of
  New York Tax Exempt Series Research Team since 1993.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002.
  Co-Director of Research since During Last 2002.
  Member of Senior Research Group since 1993.
  Executive Group Member* since 1999. Managing
  Director   Risk Management, Manning & Napier
  Advisors, Inc., 1993  2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 1998. Member of
  Senior Research Group since 2004.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business . . . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997. Member of
  Senior Research Group since 2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  R. Keith Harwood, Fixed Income Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1998. Member of
  New York Tax Exempt Series Research Team since 1998.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Co-Director of Research since 1992.
  Member of Senior Research Group since 1992.
  Executive Group Member* since 2002.


Name and Title . . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999.
  Member of Senior Research Group since 1992.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  James Nawrocki, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 2004. Current position held since 2004. Member of
  New York Tax Exempt Series Research Team since 2004.
  Previous position held in the last five years: VP Senior
  Fixed Income Manager, Citizens Bank, 1999-2004.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Member of Senior Research Group since 1992.


*The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.



The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.85% of the Series' average daily net assets. This contractual waiver will remain in effect at least until April 30, 2006 and may be extended. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.75% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the fiscal year ended December 31, 2004, the Advisor earned a management fee of 0.50%.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. The portion of a discretionary account that may be invested in the Series is not limited.

From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.
                    The  address  is:
                    Exeter  Fund,  Inc.
                    P.O.  Box  182454
                    Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange shares of the Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 10 ,, signed by each registered account owner, exactly as your names  appear  on  the  account  registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone

- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc. at the address on page 10 , signed by each registered account owner, exactly as your names  appear  in  the  account  registration.
- State the name of the Series and number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone

-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary.
Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:
-  Pays  dividends  four  times a year, in March, June, September, and December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income
Tax Exempt Dividends. . . . . . . . .  Exempt from federal income tax




The Series intends to pay tax exempt dividends quarterly. Tax exempt dividends are exempt from regular federal income tax, but they may have other tax consequences, including the Alternative Minimum Tax. Under New York law, dividends that are derived from interest payments on New York obligations are also exempt from New York State and New York City income tax for individuals who reside in New York. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP , whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

New  York  Tax  Exempt  Series




                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $              10.77   $   10.89   $   10.36   $   10.36   $    9.62
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .                  0.36        0.42        0.46        0.46        0.43
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                 (0.07)         _2        0.54       (0.05)       0.73
Total from investment
 operations. . . . . . . . . . . . . . . . .                  0.29        0.42        1.00        0.41        1.16
Less distributions to shareholders:
From net investment income . . . . . . . . .                 (0.45)      (0.41)      (0.42)      (0.41)      (0.42)
From net realized gain on
Investments. . . . . . . . . . . . . . . . .                 (0.03)      (0.13)      (0.05)          _           _
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .                 (0.48)      (0.54)      (0.47)      (0.41)      (0.42)
Net asset value - End of
 Year. . . . . . . . . . . . . . . . . . . .  $              10.58   $   10.77   $   10.89   $   10.36   $   10.36
Total return1. . . . . . . . . . . . . . . .                  2.83%       3.90%       9.81%       3.96%      12.24%
Ratios (to average net assets)/Supplemental
Data:
Expenses . . . . . . . . . . . . . . . . . .                  0.75%     0.75%*        0.73%       0.72%       0.68%
Net investment income. . . . . . . . . . . .                  3.57%       3.80%       4.20%       4.23%       4.51%
Portfolio turnover . . . . . . . . . . . . .                     7%         17%          6%          7%          8%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $             75,820   $  64,193   $  63,961   $  66,295   $  66,443


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.00%3.

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  the  year  ended  12/31/03.
2Less  than  $0.01  per  share.
3Less  than  0.01%.

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.

New  York  Tax  Exempt  Series

CUSIP:  301722427
Fund  Code:  110

Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information

- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.

- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov.
 You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:

P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:

P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus
May  1,  2005

Exeter  Fund,  Inc.

Small  Cap  Series

Class  A  Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  page  intentionally  left  blank)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     4
More About the Series' Investments. . .     6
Management. . . . . . . . . . . . . . .     7
How to Buy, Exchange, and Redeem Shares    10
Investment and Account Information. . .    12
Dividends, Distributions, and Taxes . .    15
Financial Highlights. . . . . . . . . .    16

Goals,  Strategies,  and  Risks

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The
Series defines a small market capitalization company, generally, as a company whose market capitalization is in the range of those companies included in the Russell 2500(R) Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $4.6 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the Index. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  U.S.  and/or  foreign  stock  markets  go  down.
-  Small  company stocks go down in value or underperform larger company stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

- The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small companies may be less marketable than the stocks of larger companies.
- Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Russell 2000(R) Index, an unmanaged index of small company stocks.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE EQUITY SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR YEARS
ENDED  DECEMBER  31ST,  THE  RESULTS  ARE:  1995,  14.07%;  1996,  10.06%; 1997,
12.20%;  1998,  -13.59%;  1999, 9.87%; 2000, 9.43%; 2001, 22.05%; 2002, -17.15%;
2003,  37.82%  and  2004,  19.81%]



Average Annual Total Returns
(For the periods ended December 31, 2004)
                                                                                         Since Current Activation
                                                     1 Year      5 Years      10 Years   on 4/30/92
Return Before Taxes . . . . . . . . . . . . . . . .  19.81%      12.81%       9.41%      10.47%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  19.00%      11.09%       7.00%      8.28%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .  13.93%      10.12%       6.71%      7.90%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index . . . . . . . . . . . . . . . . . . .  10.87%      -2.30%       12.07%     10.96%
Russell 2000(R) Index . . . . . . . . . . . . . . .  18.32%       6.61%       11.54%     11.50%



Quarterly  Returns
Highest:  21.62%  in  2nd  quarter  1997
Lowest:  -27.96%  in  3rd  quarter  1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.



Fees and Expenses of the Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.
                                                                                                Small Cap Series - Class A Shares
Shareholder fees (paid directly from your investment)
Redemption Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . . . . . . . . . . . . . . . . . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.23%
Total annual fund operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.23%2


1A  wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2The  Advisor  has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution  and  service fees, from exceeding 1.22% of the Series' average daily net assets. The Advisor may change or eliminate all  or  part  of  its  voluntary  waiver  at  any  time.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
125. . . . .  $          390  $          676  $         1,489




This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

More  Information  About  Principal  Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. As a result, there will tend to be a increased risk of price volatility associated with the Series' investment in emerging market countries.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Policy  and  Goal
The investment policy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series will notify its shareholders at least sixty days prior to any change in its investment policy.

The Series' Board of Directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio  Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.


The following people serve on the three-member Small Cap Series Research Team and the Advisor's Senior Research Group, as noted:




Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999. Member of
  Senior Research Group since 2002.


Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002.
  Co-Director of Research since 2002. Member of Senior
  Research Group since 1993. Executive Group Member*
  since 1999. Managing Director   Risk Management,
  Manning & Napier Advisors, Inc., 1993   2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 1998. Member of
  Senior Research Group. since 2004.

Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997. Member of
  Senior Research Group since 2002.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Co-Director of Research since 1992. Member of Senior
  Research Group since 1992.
  Executive Group Member* since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Jason P. Lisiak, CFA(R), Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 2001. Member of
  Small Cap Series Research Team since 2004.
  Previous positions held at Manning & Napier Advisors, Inc.
  in the last five years: Research Associate, 2000-2001.

Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999. Member of
  Senior Research Group since 1992.

Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Walter B. Stackow, CFA(R), Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 2002. Current position held since 2002. Member of
  Small Cap Series Research Team since 2004. Previous
  position held in the last five years: Equity Analyst,
  Henssler & Associates,1998-2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988. Member of
  Senior Research Group since 1992.

Name and Title. . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey M. Tyburski, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 2002. Member of
  Small Cap Series Research Team since 2004. Previous
  positions held at Manning & Napier Advisors, Inc.
  in the last five years: Research Associate, 1999-2002.


* The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.




The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.22% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. Due to fee waivers and expense reimbursments, the Advisor earned a management fee of 0.99% for the fiscal year ended December 31, 2004.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Class A shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.

          The  address  is:
          Exeter  Fund,  Inc.
          P.O.  Box  182454
          Columbus,  OH  43218-2454

 -  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange Class A shares of the Series for Class A shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail
- Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone
- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By  Mail
- Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
- State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone
-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

A fund that invests in small cap securities, which often trade in lower volumes and may be less liquid than securities of larger companies, may be more susceptible to the risks posed by frequent trading because changes to the Series' portfolio holdings in response to frequent trading may impact the market prices of the small cap securities held by the Series. Like all mutual funds that invest in small cap securities, the Small Cap Series may be susceptible to these risks.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

     Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

     Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:
-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as qualified dividend income



For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

The financial highlights tables are intended to help you understand the financial performance of the Series' Class A Shares for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP , whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.



Small Cap Series Class A Shares

For the Years Ended
                                               12/31/04    12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $   13.12   $    9.52   $   11.49   $   10.57   $   10.53
Income (loss) from investment operations:
Net investment income (loss) . . . . . . . .      (0.07)      (0.04)      (0.03)         _2        0.03
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .       2.66        3.64       (1.94)       2.26        0.90
Total from investment operations . . . . . .       2.59        3.60       (1.97)       2.26        0.93
Less distributions to shareholders:
From net investment income . . . . . . . . .          _           _           _          _2       (0.09)
From net realized gain on
 investments . . . . . . . . . . . . . . . .      (0.70)          _           _       (1.34)      (0.80)
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .      (0.70)          _           _       (1.34)      (0.89)
Net asset value -
 End of year . . . . . . . . . . . . . . . .  $   15.01   $   13.12   $    9.52   $   11.49   $   10.57
Total return1. . . . . . . . . . . . . . . .      19.81%      37.82%    (17.15%)      22.05%       9.43%
Ratios (to average net assets)/Supplemental
Data:
Expenses*. . . . . . . . . . . . . . . . . .       1.22%       1.22%       1.24%       1.19%       1.14%
Net investment income
 (loss). . . . . . . . . . . . . . . . . . .     (0.54%)     (0.39%)     (0.28%)       0.01%       0.24%
Portfolio turnover . . . . . . . . . . . . .         61%         42%         70%         88%         56%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $ 169,438   $ 139,909   $  95,772   $ 108,525   $  94,748


*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the  Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as follows:
     0.01%     0.01%     N/A     N/A     N/A

1Represents  aggregate  total  return  for  the  year  indicated,  and  assumes  reinvestment  of  all distributions.  Total return would have been lower had certain expenses not been waived during the year.
2Less  than  $0.01  per  share.

(This  page  intentionally  left  blank)

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.

Small  Cap  Series  -  Class  A  Shares

Ticker:  MNSMX
CUSIP:  301722104
Fund  Code:  111

Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information
- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus
May  1,  2005

Exeter  Fund,  Inc.

Small  Cap  Series

Class  B,  C,  D  and  E  Shares


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  page  intentionally  left  blank)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     4
More About the Series' Investments. . .     6
Management. . . . . . . . . . . . . . .     7
How to Buy, Exchange, and Redeem Shares    11
Investment and Account Information. . .    13
Dividends, Distributions, and Taxes . .    15

Goals,  Strategies,  and  Risks

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company whose market capitalization is in the range of those companies included in the Russell 2500(R) Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $4.6 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the Index. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  U.S.  and/or  foreign  stock  markets  go  down.
-  Small  company stocks go down in value or underperform larger company stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

- The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small companies may be less marketable than the stocks of larger companies.
- Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses.

The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Russell 2000(R) Index, an unmanaged index of small company stocks.

Small  Cap  Series-Class  A  Shares
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE SMALL CAP SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR
YEARS  ENDED  DECEMBER  31ST, THE RESULTS ARE: 1995,  14.70% ; 1996,
10.06%;  1997,  12.20%;  1998,  -13.59%; 1999, 9.87%; 2000, 9.43%; 2001, 22.05%;
2002,  -17.15%;  2003,  37.82%  and  2004,  19.81%]





Average Annual Total Returns
(For the periods ended December 31, 2004)
                                                                                          Since Current Activation
                                                     1 Year      5 Years       10 Years   on 4/30/92
Return Before Taxes . . . . . . . . . . . . . . . .  19.81%      12.81%        9.41%      10.47%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  19.00%      11.09%        7.00%       8.28%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .  13.93%      10.12%        6.71%       7.90%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index . . . . . . . . . . . . . . . . . . .  10.87%      -2.30%        12.07%     10.96%
Russell 2000(R) Index . . . . . . . . . . . . . . .  18.32%       6.61%        11.54%     11.50%



Quarterly  Returns
Highest:  21.62%  in  2nd  quarter  1997
Lowest:  -27.96%  in  3rd  quarter  1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.




Small Cap Series
                                                         Class B   Class C   Class D   Class E

Shareholder fees (paid directly from your investment):
  Redemption Fee1 . . . . . . . . . . . . . . . . . . .  None      None      None      None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . .     1.00%     1.00%     1.00%     1.00%
Distribution and service (Rule 12b-1) fees. . . . . . .     1.00%     0.75%     0.50%     0.25%
Other expenses. . . . . . . . . . . . . . . . . . . . .     0.23%     0.23%     0.23%     0.23%
Total annual fund operating expenses2 . . . . . . . . .     2.23%     1.98%     1.73%     1.48%


1A  wire  charge,  currently  $15, may be deducted from the amount of a wire redemption payment made  at  the  request  of  a  shareholder.
2The  Advisor  has voluntarily agreed to waive fees and reimburse expenses     in order to keep
total  operating  expenses, exclusive of distribution and service fees, from exceeding 1.22% of the  Series'  average  daily net assets. The Advisor may change or eliminate all or part of its voluntary  waiver  at  any  time.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



          Class B   Class C   Class D   Class E
1 Years.  $    226  $    201  $    176  $    151
3 Years.  $    697  $    621  $    545  $    468
5 Years.  $  1,195  $  1,068  $    939  $    808
10 Years  $  2,565  $  2,306  $  2,041  $  1,768



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter
(OTC)  common  stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

More  Information  About  Principal  Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. As a result, there will tend to be a increased risk of price volatility associated with the Series' investment in emerging market countries.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Policy  and  Goal
The investment policy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series will notify its shareholders at least sixty days prior to any change in its investment policy.

The Series' board of directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio  Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.




The following people serve on the three-member Small Cap Series Research Team and the Advisor's Senior Research Group, as noted:





Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999. Member of
  Senior Research Group since 2002.


Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current Experience position held since 2002.
  Co-Director of Research since 2002. Member of Senior
  Research Group since 1993. Executive Group Member*
  since 1999. Managing Director   Risk Management, Manning
  & Napier Advisors, Inc., 1993   2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current Experience position held since 1998.
  Member of Senior Research Group. since 2004.

Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business . . . . . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current Experience position held since 1997.
  Member of Senior Research Group since 2002.


Portfolio Managers (continued)

Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current Experience position held since 1988.
  Co-Director of Research since 1992. Member of Senior
  Research Group since 1992. Executive Group Member*
  since 2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Jason P. Lisiak, CFA(R), Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current Experience position held since 2001.
  Member of Small Cap Series Research Team since 2004.
  Previous positions held at Manning & Napier Advisors, Inc.
  in the last five years: Research Associate, 2000-2001.

Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current Experience position held since 1999.
  Member of Senior Research Group since 1992.

Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Walter B. Stackow, CFA(R), Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 2002. Current position held since 2002. Member of
  Small Cap Series Research Team since 2004. Previous
  position held in the last five years: Equity Analyst,
  Henssler & Associates, 1998-2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current Experience position held since 1988.
  Member of Senior Research Group since 1992.

Name and Title . . . . . . . . . . . . . . . . . . . . . . . .  Jeffrey M. Tyburski, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current Experience position held since 2002.
  Member of Small Cap Series Research Team since 2004.
  Previous positions held at Manning & Napier Advisors,
  Inc. in the last five years: Research Associate, 1999-2002.



* The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.



The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.22% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. Due to fee waivers and expense reimbursments, the Advisor earned a management fee of 0.99% for the fiscal year ended December 31, 2004.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Investors may be charged a fee if they effect transactions through a broker or agent.

Distribution  Plans

The Fund has adopted Rule 12b-1 distribution plans for the Class B, C, D and E shares of the Series. Under the Plans, the Class B, C, D and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are paid out of the Series' assets on an ongoing basis and over time may cost you more than other types of sales charges.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
Class B, C, D and E shares are available only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

Through  the  Fund

If your financial intermediary provides account maintenance services, contact your financial intermediary to purchase shares. If not:

By  Mail
Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.

The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire
Opening  or  adding  to  an  account

- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone
Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You  may  exchange    shares  of  the Series for  the same class
of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

Through  the  Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

By  Mail
- Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone
- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a hold fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

Through  the  Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to redeem shares. If not:

By  Mail
- Send a letter of instruction to Exeter Fund, Inc. at the address on the opposite page, signed by each registered account owner, exactly as your names appear in the account registration.
-  Provide  the  account  number.
- State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone
-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 8 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

A fund that invests in small cap securities, which often trade in lower volumes and may be less liquid than securities of larger companies, may be more susceptible to the risks posed by frequent trading because changes to the Series' portfolio holdings in response to frequent trading may impact the market prices of the small cap securities held by the Series. Like all mutual funds that invest in small cap securities, the Small Cap Series may be susceptible to these risks.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The NAV is calculated separately for each class of shares. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:

-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction. . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares . . .  Usually taxable as capital gain or loss; long-term only if shares owned
                                        more than one year
Long-term capital gain distributions .  Taxable as long-term capital gain
Short-term capital gain distributions.  Generally taxable as ordinary income
Dividends. . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as
                                        qualified dividend income



For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.

Small  Cap  Series  -  Class  B,  C,  D,  and  E  Shares


Shareholder Reports and the Statement of Additional Information (SAI) Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information
- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus

May  1,  2005
Exeter  Fund,  Inc.
Technology  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  page  intentionally  left  blank)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     4
Fees and Expenses of the Series . . . .     6
More About the Series' Investments. . .     7
Management. . . . . . . . . . . . . . .     8
How to Buy, Exchange, and Redeem Shares    11
Investment and Account Information. . .    13
Dividends, Distributions, and Taxes . .    16
Financial Highlights. . . . . . . . . .    17

Goals,  Strategies,  and  Risks

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: information technology, communications, and computer software and hardware. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  The  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:

- The stocks of technology-based companies may underperform other sectors or the market as a whole.
- The stocks of technology-based companies may experience greater price volatility than other types of common stocks.
- Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

Principal  Risks  of  Investing  in  the  Series  (continued)
The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active over the past ten years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index and the S&P 500 Information Technology Index. The S&P 500 is an unmanaged index of common stocks and the S&P 500 Information Technology Index is a sub-index of the S&P 500 that includes the stocks of companies involved in the business of technology related products and services.

Technology  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE TECHNOLOGY SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR
YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1995, 40.25%; 1996, 20.90%; 1997, n/a*; 1998, n/a*%; 1999, n/a*%; 2000, n/a*%; 2001, -17.46%; 2002, -36.89%; 2003,
99.46%  and  2004,  10.08%]

*The Technology Series was either inactive or not active for a full calendar year; therefore, no performance information has been provided. This includes the current period of activation which commenced on August 8, 2000.

Because the Series has had several periods of activation and deactivation, its performance is not comparable to other mutual funds.

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)




                                                                 Since Current
                                                                 Activation
                                                    1 Year       on 8/8/00     10 Years*
Return Before Taxes. . . . . . . . . . . . . . . . .10.08%       -4.44%        5.04%
Return After Taxes
on Distributions 1 . . . . . . . . . . . . . . . . .0.08%        -4.44%        1.26%
Return After Taxes
on Distributions
and Sale of Series
Shares . . . . . . . . . . . . . . . . . . . . . .  6.55%        -3.73%        2.47%
Indices:
(reflects no deduction for fees, expenses, or taxes)
S&P 500 Index. . . . . . . . . . . . . . . . . . . .10.87%       -2.96%        6.62%
S&P 500 Information
Technology Index . . . . . . . . . . . . . . . . . .2.55%        -18.25%       -2.62%


*  For  the period from 12/31/94 to 12/31/04, but excluding the period April 17, 1997 to
August  7,  2000,  the  period  during  which  the  Series  was  inactive.




Quarterly  Return
Highest:  31.63%  in  4th  quarter  2001
Lowest:  -32.68%  in  3rd  quarter  2001

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

 After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

* For the period from 12/31/94 to 12/31/04, but excluding the period April 17, 1997 to August 7, 2000, the period during which the Series was inactive.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Technology Series
Shareholder fees (paid directly from your investment)
Redemption fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.36%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.36%
Less fee waivers and expense reimbursements . . . . . . . . . . . . . . . . . . . . .  (0.16)%2
Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.20%


1A  wire  charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request  of  a  shareholder.
2The  Advisor  has  contractually  agreed  to   waive its fees and reimburse expenses to the
extent  necessary  so  that  the  Series' total annual fund operating expenses do not exceed 1.20% of the
Series'  average daily net assets. This contractual waiver will remain in effect until at least April 30,
2006  and  may  be  extended.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
122* . . . .  $         415*  $         729*  $        1,621*


*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets.

More  Information  About  Principal  Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment  Goal
The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in companies involved in the technology industry.  The  Series will notify its shareholders at least sixty days prior to
any  change  in  its  investment   strategy .

The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio  Managers
 The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior
Research  Group  is  required  to  approve  security  purchases  and  sales.

The following people serve on the three-member Technology Series Research Team and the Advisor's Senior Research Group, as noted:




Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 1999. Current position held since 1999. Member of
                                                             Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 1993. Current position held since 2002.
                                                             Co-Director of Research since 2002. Member of Senior
                                                             Research Group since 1993. Executive Group Member*
                                                             since 1999. Managing Director Risk Management, Manning
                                                             & Napier Advisors, Inc., 1993 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 1998. Current position held since 1998. Member of
                                                             Senior Research Group. since 2004. Member of
                                                             Technology Series Research Team since 2003

Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 1997. Current position held since 1997. Member of
                                                             Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 1986. Current position held since 1988.
                                                             Co-Director of Research since 1992. Member of Senior
                                                             Research Group since 1992. Executive Group Member*
                                                             since 2002.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 1988. Current position held since 1999. Member of
                                                             Senior Research Group since 1992.

Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Ajay M. Sadarangani, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 2001 following graduate school. Current position held
                                                             since 2004. Member of Technology Series Research Team
                                                             since 2004. Previous positions held at Manning & Napier
                                                             Advisors, Inc. in the last five years: Research Associate,
  2003-2004, Research Assistant, 2001-2003.

Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 1986. Current position held since 1988. Member of
                                                             Senior Research Group since 1992.

Name and Title. . . . . . . . . . . . . . . . . . . . . . .  Jay Welles, CFA(R), Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                             in 2000. Current position held since 2004. Member of
                                                             Technology Series Research Team since 2004. Previous
                                                             positions held at Manning & Napier Advisors, Inc. in the
                                                             last five years: Research Associate, 2003-2004; Research
                                                             Assistant, 2001 2003; Reconciler, 2000-2001.


* The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.




The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.20% of average daily net assets. This contractual waiver will remain in effect at least until April 30, 2006 and may be extended. Due to fee waivers and expense reimbursements, the Advisor received a management fee of 0.84% for the fiscal year ended December 31, 2004.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.

                         The  address  is:
                         Exeter  Fund,  Inc.
                         P.O.  Box  182454
                         Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange shares of the Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail
- Send a letter of instruction to Exeter Fund, Inc., at the address on page 11, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone
- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption request must include a Medallion Guarantee.

By  Mail
- Send a letter of instruction to Exeter Fund, Inc. at the address on page 11, signed by each registered account owner, exactly as your names appear in the account registration.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone
-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 11 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange
orders  that   the  Advisor  believes,  in its discretion, would be
harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:

-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



TransactionFederal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as
                                       qualified dividend income



For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

The financial highlights table is intended to help you understand the Series' financial performance for the period since its most recent activation. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP , whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Technology  Series




                                               For the Period
For the Years Ended                              8/8/001 to
                                                  12/31/04       12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each period):
Net asset value -
Beginning of period. . . . . . . . . . . . .  $          7.44   $    3.73   $    5.91   $    7.16   $   10.00
Income (loss) from investment operations:
Net investment loss. . . . . . . . . . . . .          (0.04)3       (0.03)    (0.03)3       (0.03)      (0.02)
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .             0.79        3.74       (2.15)      (1.22)      (2.82)
Total from investment operations . . . . . .             0.75        3.71       (2.18)      (1.25)      (2.84)
Net asset value - End of period. . . . . . .  $          8.19   $    7.44   $    3.73   $    5.91   $    7.16
Total return2. . . . . . . . . . . . . . . .            10.08%      99.46%    (36.89%)    (17.46%)    (28.40%)
Ratios (to average net assets)/Supplemental
Data:
Expenses*. . . . . . . . . . . . . . . . . .             1.20%       1.20%       1.20%       1.20%     1.18%4
Net investment loss
                                                       (0.52%)     (0.58%)     (0.71%)     (0.49%)   (0.71%)4
Portfolio turnover . . . . . . . . . . . . .               50%         83%        137%         63%         13%
Net assets - End of period (000's
 omitted). . . . . . . . . . . . . . . . . .  $        63,321   $  20,032   $  10,178   $  53,071   $  66,624


*The  investment  advisor did not impose all of its management fee. If these expenses had been incurred by the
Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.16%     0.81%     0.41%     0.11%     N/A

1Recommencement  of  operations.
2Represents  aggregate  total  return for the period indicated, and assumes reinvestment of all distributions.
Total  return  would have been lower had certain expenses not been waived during the period. Periods less than one  year  are  not  annualized.
3Calculated  based  on  average  shares  outstanding  during  the  period.
4Annualized.

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
Technology  Series

CUSIP:  301722872
Fund  Code:  116

Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information

- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus

May  1,  2005
Exeter  Fund,  Inc.

World  Opportunities  Series

Class  A  Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     3
Fees and Expenses of the Series . . . .     5
More About the Series' Investments. . .     6
Management. . . . . . . . . . . . . . .     7
How to Buy, Exchange, and Redeem Shares    10
Investment and Account Information. . .    12
Dividends, Distributions, and Taxes . .    15
Financial Highlights. . . . . . . . . .    16

Goals,  Strategies,  and  Risks

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located around the world.

Principal  Investment  Strategies
The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  Foreign  and/or  U.S.  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) World Index and the Morgan Stanley Capital International (MSCI) All Country World Index ex
US.

The MSCI World Index is a market capitalization-weighted index that is designed to measure global developed market equity performance. It has a very small weighting in emerging markets. The MSCI All Country World Index ex US is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Indices are denominated in U.S. dollars.

World  Opportunities  Series  -  Class  A  Shares
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE EQUITY SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 7.81%; 1998, -4.38%; 1999, 42.37%; 2000, 7.96%;
2001,  -0.30%;  2002,  -10.78%;  2003,  30.80%;  and  2004,  25.42%]



Average Annual Total Returns
(For the periods ended December 31, 2004)

                                                     1 Year    5 Years            Since Inception*
Return Before Taxes . . . . . . . . . . . . . . . .  25.42%    9.52%              11.23%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  24.87%    6.02%               6.81%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .  17.21%    6.06%               6.90%
Indices:
(reflect no deduction for fees, expenses, or taxes)
MSCI World Index. . . . . . . . . . . . . . . . . .  14.72%    -2.45%              6.35%
MSCI All Country World
Index ex US . . . . . . . . . . . . . . . . . . . .  21.36%    0.02%               5.50%


*Performance  numbers  for the Series are calculated from September 6, 1996, the Series'
inception  date.  Performance  numbers for the Indices are calculated from September 30,
1996.



Quarterly  Returns
Highest:  27.34%  in  2nd  quarter  1999
Lowest:  -19.90%  in  3rd  quarter  2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       World Opportunities Series   Class A Shares
Shareholder fees (paid directly from your investment)
Redemption fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.26%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.26%


1A  wire  charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
128. . . . .  $          400  $          692  $         1,523



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities The Series may invest in equity securities of companies located throughout the world. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign Securities The Series invests principally in the common stocks of foreign companies, ADRs and other U.S. dollar denominated securities of foreign issuers.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

More  Information  About  Principal  Risks
Foreign Security Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Risks Related to Currency Hedging The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Goal
The Series' investment goal is to provide long-term growth by investing principally in the common stocks of companies located around the world. The Series' Board of Directors may change the Series' investment goal without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio  Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member World Opportunities Series research team and the Advisor's Senior Research Group, as noted:



Name and Title . . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999. Member of
  Senior Research since 2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002.
  Co-Director of Research since  2002.
  Member of Senior Research Group since 1993.
  Executive Group Member* since 1999. Managing
  Director   Risk Management, Manning & Napier Advisors,
  Inc., 1993   2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 1998.
  Member of Senior Research Group since 2004.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997.
  Member of Senior Research Group since 2002.
  Member of World Opportunities Series Research
  Team since 2004.


Portfolio Managers (continued)

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Co-Director of Research since 1992. Member of Senior
  Research Group since 1992. Member of World
  Opportunities Series Research Team since 2004.Executive
  Group Member* since 2002.


Name and Title . . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999.
  Member of Senior Research Group since since 1992.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Member of Senior Research Group since 1992.
  Member of World Opportunities Series Research Team
  since 1996.


* The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.



The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.27% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. The
 Advisor  received  its  full  management fee for the fiscal year ended
December  31,  2004.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Class A shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account applicatio.n.
                    The  address  is:
                    Exeter  Fund,  Inc.
                    P.O.  Box  182454
                    Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares


You may exchange Class A shares of the Series for Class A shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail
- Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, class of shares, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone
- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, class of shares, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By  Mail
- Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
- State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone
-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of Class A shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities traded primarily on markets that close prior to the time the Series determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Series shares held by long-term shareholders than a Series investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Series' shares by virtue of their Series share transaction, if those prices do not reflect the fair value of the foreign securities. Although the Series has procedures designed to determine the fair value of foreign securities for purposes of calculating its net asset value when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

     Exeter  Fund,  Inc.
     P.O.  Box  182454
     Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

     Exeter  Fund,  Inc.
     P.O.  Box  41118
     Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:
-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional Class A shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as qualified dividend income



For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights
The financial highlights table is intended to help you understand the financial performance of the Series' Class A shares for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP , whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.



World Opportunities Series Class A Shares

                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $               6.84   $    5.28   $    5.98   $    6.18   $    9.30
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .                  0.05        0.06        0.06        0.06        0.42
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                  1.68        1.56       (0.71)      (0.09)       0.27
Total from investment operations . . . . . .                  1.73        1.62       (0.65)      (0.03)       0.69
Less distributions to shareholders:
From net investment income . . . . . . . . .                 (0.06)      (0.06)          _       (0.17)      (0.99)
From net realized gain on
 Investments . . . . . . . . . . . . . . . .                 (0.18)         _2       (0.05)          _       (2.82)
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .                 (0.24)      (0.06)      (0.05)      (0.17)      (3.81)
Net asset value - End of
 Year. . . . . . . . . . . . . . . . . . . .  $               8.33   $    6.84   $    5.28   $    5.98   $    6.18
Total return1. . . . . . . . . . . . . . . .                 25.42%      30.80%    (10.78%)     (0.30%)       7.96%
Ratios (to average net assets)/Supplemental
Data:
Expenses . . . . . . . . . . . . . . . . . .                  1.26%     1.27%*        1.30%       1.21%       1.19%
Net investment income. . . . . . . . . . . .                  0.75%       1.25%       1.10%       0.95%       1.61%
Portfolio turnover . . . . . . . . . . . . .                    42%         31%         41%         42%         52%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $            160,895   $ 119,845   $  78,772   $  83,196   $  83,843


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  the  year  ended  12/31/03.
2Less  than  $0.01  per  share.

(This  page  intentionally  left  blank)

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.

World  Opportunities  Series  -  Class  A  Shares

Ticker:  EXWAX
CUSIP:  301722492
Fund  Code:  114

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information
- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)
For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus
May  1,  2005

Exeter  Fund,  Inc.

World  Opportunities  Series

Class  B,  C,  D  and  E  Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     3
Fees and Expenses of the Series . . . .     5
More About the Series' Investments. . .     6
Management. . . . . . . . . . . . . . .     7
How to Buy, Exchange, and Redeem Shares    10
Investment and Account Information. . .    12
Dividends, Distributions, and Taxes . .    15

Goals,  Strategies,  and  Risks

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located around the world.

Principal  Investment  Strategies
The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  Foreign  and/or  U.S.  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, C, D or E shares were outstanding during the past year. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The Class A Shares are not offered in this prospectus. Because the Class B, C, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, C, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) World Index and the Morgan Stanley Capital International (MSCI) All Country World Index ex
US.

The MSCI World Index is a market capitalization-weighted index that is designed to measure global developed market equity performance. It has a very small weighting in emerging markets. The MSCI All Country World Index ex US is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Indices are denominated in U.S. dollars.




World  Opportunities  Series  -  Class  A  Shares
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE EQUITY SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1997, 7.81%; 1998, -4.38%; 1999, 42.37%; 2000, 7.96%;
2001,  -0.30%;  2002,  -10.78%;  2003,  30.80%;  and  2004,  25.42%]




Average Annual Total Returns
(For the periods ended December 31, 2004)

                                                     1 Year    5 Years            Since Inception*
Return Before Taxes . . . . . . . . . . . . . . . .  25.42%    9.52%              11.23%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  24.87%    6.02%              6.81%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .  17.21%    6.06%              6.90%
Indices:
(reflect no deduction for fees, expenses, or taxes)
MSCI World Index. . . . . . . . . . . . . . . . . .  14.72%    -2.45%             6.35%
MSCI All Country World
Index ex US . . . . . . . . . . . . . . . . . . . .  21.36%    0.02%              5.50%


*Performance  numbers  for the Series are calculated from September 6, 1996, the Series'
inception  date.  Performance  numbers for the Indices are calculated from September 30,
1996.




Quarterly  Returns
Highest:  27.34%  in  2nd  quarter  1999
Lowest:  -19.90%  in  3rd  quarter  2002


Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.




World Opportunities Series
                                                        Class B   Class C   Class D   Class E
Shareholder fees (paid directly from your investment)
Redemption Fee1. . . . . . . . . . . . . . . . . . . .  None      None      None      None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . .     1.00%     1.00%     1.00%     1.00%
Distribution and service (Rule 12b-1) fees . . . . . .     1.00%     0.75%     0.50%     0.25%
Other expenses . . . . . . . . . . . . . . . . . . . .     0.26%     0.26%     0.26%     0.26%
Total annual fund operating expenses . . . . . . . . .     2.26%     2.01%     1.76%     1.51%


1A  wire  charge,  currently $15, may be deducted from the amount of a wire redemption payment made  at  the  request  of  a  shareholder.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



          Class B   Class C   Class D   Class E
1 Years.  $    229  $    204  $    179  $    154
3 Years.  $    706  $    630  $    554  $    477
5 Years.  $  1,210  $  1,083  $    954  $    824
10 Years  $  2,595  $  2,338  $  2,073  $  1,802



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities The Series may invest in equity securities of companies located throughout the world. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign Securities The Series invests principally in the common stocks of foreign companies, ADRs and other U.S. dollar denominated securities of foreign issuers.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

More  Information  About  Principal  Risks
Foreign Security Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Risks Related to Currency Hedging The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Goal
The Series' investment goal is to provide long-term growth by investing principally in the common stocks of companies located around the world. The Series' Board of Directors may change the Series' investment goal without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio  Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.




The following people serve on the three-member World Opportunities Series research team and the Advisor's Senior Research Group, as noted:




Name and Title. . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999. Member of
  Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002.
  Co-Director of Research since 2002. Member of
  Senior Research Group since 1993.
  Executive Group Member* since 1999. Managing
  Director   Risk Management, Manning & Napier Advisors,
   Inc., 1993   2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 1998. Member of
  Senior Research Group since 2004.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997. Member of
  Senior Research Group since 2002. Member of World
  Opportunities Series Research Team since 2004.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Co-Director of Research since 1992. Member of
  Senior Research Group since 1992. Member of World
  Opportunities Series Research Team since 2004.
  Executive Group Member* since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999. Member of
  Senior Research Group since 1992.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988. Member of
  Senior Research Group since 1992. Member of World
  Opportunities Series Research Team since 1996.



*  The  Executive  Group,  which  consists  of  six  members,  performs  the duties  of  the  Office  of  the  President  of  Manning  &  Napier  Advisors,  Inc.



The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.27% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the fiscal year ended December 31, 2004, the Advisor earned a management fee of 1.00%.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Investors may be charged a fee if they effect transactions through a broker or agent.

Distribution  Plans

The Fund has adopted Rule 12b-1 distribution plans for the Class B, C, D and E shares of the Series. Under the Plans, the Class B, C, D and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are paid out of the Series' assets on an ongoing basis and over time may cost you more than other types of sales charges.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
Class B, C, D and E shares are available only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

Through  the  Fund

If your financial intermediary provides account maintenance services, contact your financial intermediary to purchase shares. If not:

By  Mail
Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.

The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire
Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone
Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You  may  exchange    shares  of  the Series for  the same class
of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

Through  the  Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

By  Mail
- Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, class of shares, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone
- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, class of shares, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

Through  the  Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to purchase shares. If not:

By  Mail
- Send a letter of instruction to Exeter Fund, Inc. at the address on page 10, signed by each registered account owner, exactly as your names appear in the account registration.
- State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone
-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 9 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of Class A shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities traded primarily on markets that close prior to the time the Series determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Series shares held by long-term shareholders than a Series investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Series' shares by virtue of their Series share transaction, if those prices do not reflect the fair value of the foreign securities. Although the Series has procedures designed to determine the fair value of foreign securities for purposes of calculating its net asset value when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The NAV is calculated separately for each class of shares. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:

-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.




Transaction. . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares . . .  Usually taxable as capital gain or loss;
                                        long-term only if shares owned more
                                        than one year
Long-term capital gain distributions .  Taxable as long-term capital gain
Short-term capital gain distributions.  Generally taxable as ordinary income
Dividends. . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as
                                        qualified dividend income






For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
World  Opportunities  Series  -  Class  B,  C,  D,  and  E  Shares

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus
May  1,  2005
Exeter  Fund,  Inc.
International  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  page  intentionally  left  blank)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     4
More About the Series' Investments. . .     6
Management. . . . . . . . . . . . . . .     7
How to Buy, Exchange, and Redeem Shares    10
Investment and Account Information. . .    12
Dividends, Distributions, and Taxes . .    15
Financial Highlights. . . . . . . . . .    16

Goals,  Strategies,  and  Risks

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Principal  Investment  Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a "top-down" strategy. The Series is different from many stock funds because the Advisor's primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases one or more stocks representing the investment trend in an attempt to benefit from that trend. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The  Series  may  invest  in  stocks  of  small,  large,  or mid-size companies.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  Foreign  and/or  U.S.  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Morgan Stanley Capital International (MSCI) All Country World Index ex US, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets.

International  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE INTERNATIONAL SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR
YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1995, 4.14%; 1996, 22.35%; 1997, 27.70%; 1998, 23.63%; 1999, 27.44%; 2000, -3.03%; 2001, -20.48%; 2002, -14.30%;
2003,  42.10%  and  2004,  17.67%]

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)




                                                     1 Year    5 Years    10 Years       Since Inception*
Return Before Taxes . . . . . . . . . . . . . . . .  17.67%    2.02%      10.97%         9.98%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  15.94%    -0.73%     8.49%          7.50%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .  13.11%    0.73%      8.64%          7.65%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index . . . . . . . . . . . . . . . . . . .  10.87%    -2.30%     12.07%         11.19%
MSCI All Country World
Index ex US . . . . . . . . . . . . . . . . . . . .  21.36%    0.02%      6.02%          7.54%



*Performance  numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the
Series'  inception  date.  Performance  numbers  for  the  MSCI  All  Country World Index ex US are calculated  from  August  31,  1992.



Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series



This table describes the fees and expenses you may pay if you invest in shares of the Series.
                                                                                                International Series
Shareholder fees (paid directly from your investment)
Redemption fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . . . . . . . . . . . . . . . . . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.29%
Total annual fund operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.29%


1A  wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
131. . . . .  $          409  $          708  $         1,556



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities The Series may invest in equity securities of foreign companies. These securities will usually be exchange-traded and over-the-counter
(OTC)  common  stocks.

Foreign Securities The Series invests principally in the common stocks of foreign companies; however, the Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, use several kinds of derivative contracts. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

More  Information  About  Principal  Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Risks Related to Currency Hedging The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Goal
The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As discussed below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio  Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.


The following people serve on the three-member International Series Research Team and the Advisor's Senior Research Group, as noted:



Name and Title. . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999.
  Member of Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002.
  Co-Director of Research since 2002. Member of
  Senior Research Group since 1993.
  Executive Group Member* since 1999. Managing
  Director  Risk Management, Manning & Napier Advisors,
  Inc., 1993  2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  n 1998. Current position held since 1998. Member of
  Senior Research Group since 2004.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997.
  Member of Senior Research Group since 2002. Member of
  International Series Research Team since 2004.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988. Co-Director
  of Research since 1992. Member of Senior Research
  Group since 1992. Member of International Series
  Research Team since 2004. Executive Group Member*
  Since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999.
  Member of Senior Research Group since 1992.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988. Member of
  Senior Research Group since 1992. Member of
  International Series Research Team since 1992.


* The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.



The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive management fees and reimburse expenses in order to keep total operating expenses from exceeding 1.30% of the Series' average daily net assets. The Advisor may change or eliminate all or part of this voluntary waiver at any time. The Advisor received its full management fee for the fiscal year ended December 31, 2004.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.

          The  address  is:
          Exeter  Fund,  Inc.
          P.O.  Box  182454
          Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange shares of the Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail
- Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone
- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption request must include a Medallion Guarantee.

By  Mail
- Send a letter of instruction to Exeter Fund, Inc. at the address on the opposite page, signed by each registered account owner, exactly as your names appear in the account registration.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone
-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Series invests in foreign securities traded primarily on markets that close prior to the time the Series determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Series shares held by long-term shareholders than a Series investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Series' shares by virtue of their Series share transaction, if those prices do not reflect the fair value of the foreign securities. Although the Series has procedures designed to determine the fair value of foreign securities for purposes of calculating its net asset value when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:

-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as qualified dividend income



For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP , whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.



International Series

                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $               8.83   $    6.67   $    7.89   $   10.40   $   17.43
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .                  0.08        0.07        0.07        0.05        0.04
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                  1.44        2.72       (1.20)      (2.18)      (0.83)
Total from investment operations . . . . . .                  1.52        2.79       (1.13)      (2.13)      (0.79)
Less distributions to shareholders:
From net investment income . . . . . . . . .                 (0.08)      (0.06)      (0.07)      (0.05)      (0.03)
From net realized gain on
 investments . . . . . . . . . . . . . . . .                 (0.75)      (0.57)      (0.02)      (0.33)      (6.21)
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .                 (0.83)      (0.63)      (0.09)      (0.38)      (6.24)
Net asset value - End of
 Year. . . . . . . . . . . . . . . . . . . .  $               9.52   $    8.83   $    6.67   $    7.89   $   10.40
Total return1. . . . . . . . . . . . . . . .                 17.67%      42.10%    (14.30%)    (20.48%)     (3.03%)
Ratios (to average net assets)/Supplemental
Data:

Expenses . . . . . . . . . . . . . . . . . .                  1.29%     1.30%*        1.32%       1.28%       1.19%
Net investment income. . . . . . . . . . . .                  0.86%       0.94%       0.96%       0.54%       0.28%
Portfolio turnover . . . . . . . . . . . . .                    19%         46%          5%          6%          3%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $            165,917   $ 129,479   $  80,945   $  84,124   $ 119,132


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  the  year  ended  12/31/03.

(This  page  intentionally  left  blank)

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
International  Series

Ticker:  EXITX
CUSIP:  301722518
Fund  Code:  113

Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information

- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests.These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.

- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454
Exeter  Fund,  Inc.(R)

Prospectus

May  1,  2005
Exeter  Fund,  Inc.

Life  Sciences  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     3
Fees and Expenses of the Series . . . .     5
More About the Series' Investments. . .     6
Management. . . . . . . . . . . . . . .     7
How to Buy, Exchange, and Redeem Shares    10
Investment and Account Information. . .    12
Dividends, Distributions, and Taxes . .    15
Financial Highlights. . . . . . . . . .    16

Goals,  Strategies,  and  Risks

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in the life sciences industries.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies,
health  care  services,  and  environmental  services.   The Series may
invest in U.S. and foreign stocks, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may purchase shares of Exchange Traded Funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party. The Series may invest in stocks of small, large, or mid-size companies.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a "bottom-up" strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:

- The stocks of life science-related companies may underperform other sectors or the market as a whole.
- The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
- Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

Principal  Risks  of  Investing  in  the  Series  (continued)

- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its most recent activation. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index (S&P 500), an unmanaged index of common stocks, and the S&P 500 Health Care Index, a sub-index of the S&P 500 that includes the stocks of companies involved in the business of health care related products and services.

Life  Sciences  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE LIFE SCIENCES SERIES FOR 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: : 2000, 87.31%; 2001, 11.70%; 2002, -17.93%; 2003, 29.39%; and
2004,  3.03%]

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)




                                                                                Since Current
                                                                                Activation
                                                     1 Year          5 Year     on 11/5/99    10 Years*
Return Before Taxes . . . . . . . . . . . . . . . .  3.03%           18.01%     19.19%        23.65%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  2.37%           12.54%     13.83%        15.34%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .  2.57%           12.32%     13.48%        16.65%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index . . . . . . . . . . . . . . . . . . .  10.87%          -2.30%     -0.86%        3.69%
S&P 500 Health
Care Index. . . . . . . . . . . . . . . . . . . . .  1.62%           2.75%       0.56%        6.07%


*  For  the  period  from  12/31/94  to  12/31/04,  but  excluding  the  period
September 22, 1995 to November 4, 1999, the period during which the Series was inactive.




Because the Life Sciences Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Quarterly  Returns
Highest:  31.55%  in  3rd  quarter  2000
Lowest:  -12.53%  in  2nd  quarter  2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series



This table describes the fees and expenses you may pay if you invest in shares of the Series.
                                                                                                Life Sciences Series
Shareholder fees (paid directly from your investment)
Redemption fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . . . . . . . . . . . . . . . . . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.22%
Total annual fund operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.22%2


1A  wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2The  Advisor  has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total operating expenses from exceeding 1.18% of the Series' average daily net assets. The Advisor may change or eliminate  all  or  part  of  its  voluntary  waiver  at  any  time.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
124. . . . .  $          387  $          670  $         1,477



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.

Foreign Securities The Series may invest in foreign stocks, ADRs and other U.S. dollar denominated securities of foreign issuers.

Exchange Traded Funds ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More  Information  About  Principal  Risks
Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Exchange Traded Funds Risks ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Strategy  and  Goal
The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its net assets in companies involved in the life sciences industry. The Series will notify its shareholders at least sixty days prior to any change in its investment policy.

The Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As discussed below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio  Managers
The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.



The following people serve on the three-member Life Sciences Series Research Team and the Advisor's Senior Research Group, as noted:




Name and Title . . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999. Member of
  Senior Research Group since 2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002. Co-Director
  of Research since 2002. Member of Senior Research Group
  since 1993. Executive Group Member* since 1999.
  Managing Director   Risk Management, Manning & Napier
  Advisors, Inc., 1993  2002.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Eric L. Daniels, Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 2003. Current position held since 2003. Member
  of Life Sciences Series Research Team since 2003.
  Previous position held in the last five years:
  Vice President, JP Morgan Securities, 2000-2003.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 1998. Member of
  Senior Research Group since 2004.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997. Member of
  Senior Research Group since 2002.


Portfolio Managers (continued)

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Co-Director of Research since 1992.
  Member of Senior Research Group since 1992.. . . . . . .  Executive Group Member* since 2002. Member of Life
  Sciences Research Team since 2000.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Brian W. Lester, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1989. Current position held since 2001.
  Member of Life Sciences Series Research Team
  since 2002. Previous position held at Manning
  & Napier Advisors, Inc. in last five years:
  Research Associate, 2000-2001.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999.
  Member of Senior Research Group since 1992.

Name and Title . . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years. . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Member of Senior Research Group since 1992.


*  The  Executive  Group, which consists of six members, performs the duties of the Office of the President of the  Advisor.



The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has voluntarily agreed to waive managment fees and reimburse expenses in order to keep total operating expenses from exceeding 1.18% of the Series' average daily net assets. The Advisor may change or eliminate part or all of its voluntary waiver at any time. Due to fee waivers and expenses reimbursements, the Advisor earned a management fee of 0.96% for the fiscal year ended December 31, 2004.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.

                    The  address  is:
                    Exeter  Fund,  Inc.
                    P.O.  Box  182454
                    Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange shares of the Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone

- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 10, signed by each registered account owner.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone

-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 10 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:
-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as qualified dividend income



For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

The financial highlights table is intended to help you understand the Series' financial performance for the period since the Series' most recent activation. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP , whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

Life  Sciences  Series




For the Years Ended
                                               12/31/04             12/31/03             12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $   11.96   $                      9.35   $   12.52   $   12.69   $   10.80
Income (loss) from investment operations:
Net investment loss. . . . . . . . . . . . .      (0.07)                        (0.02)      (0.02)      (0.04)      (0.03)
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .       0.43                          2.76       (2.23)       1.47        9.00
Total from investment
 operations. . . . . . . . . . . . . . . . .       0.36                          2.74       (2.25)       1.43        8.97
Less distributions to shareholders:
From net investment
 income. . . . . . . . . . . . . . . . . . .          _                             _          _2       (0.05)         _2
From net realized gain on
 investments . . . . . . . . . . . . . . . .      (0.43)                        (0.13)      (0.92)      (1.55)      (7.08)
Total distributions to
 shareholders. . . . . . . . . . . . . . . .      (0.43)                        (0.13)      (0.92)      (1.60)      (7.08)
Net asset value - End of
 Year. . . . . . . . . . . . . . . . . . . .  $   11.89   $                     11.96   $    9.35   $   12.52   $   12.69
Total return1. . . . . . . . . . . . . . . .       3.03%                        29.39%    (17.93%)      11.70%      87.31%
Ratios (to average net assets)/Supplemental
Data:
Expenses*. . . . . . . . . . . . . . . . . .       1.18%                         1.18%       1.20%       1.14%       1.11%
Net investment
 loss. . . . . . . . . . . . . . . . . . . .     (0.62%)                       (0.19%)     (0.25%)     (0.36%)     (0.30%)
Portfolio turnover . . . . . . . . . . . . .        109%                           86%         76%        120%        162%
Net assets - End of year (000's omitted)
                                              $ 185,487   $                   164,990   $ 120,245   $ 141,039   $ 138,063


*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.04%     0.01%     N/A     N/A     N/A

1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year. 2Less than $0.01 per share.

(This  page  intentionally  left  blank)

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
Life  Sciences  Series

Ticker:  EXLSX
CUSIP:  301722344
Fund  Code:  112

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information

- You may obtain shareholder reports and the SAI or the other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.

- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov.
 You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  File  No.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus

May  1,  2005
Exeter  Fund,  Inc.
Financial  Services  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)




Contents
                                         Page
Goals, Strategies, and Risks. . . . . .     3
More About the Series' Investments. . .     5
Management. . . . . . . . . . . . . . .     6
How to Buy, Exchange, and Redeem Shares     9
Investment and Account Information. . .    11
Dividends, Distributions, and Taxes . .    14

Goals,  Strategies,  and  Risks

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. Examples of the companies in which the Series may invest include those in the following areas: banks, thrift institutions, insurance companies, investment banks, brokerage companies, asset managers, specialty finance companies, real estate investment trusts, and service providers to those companies, such as those that provide distribution support, back office services, software, and information services. The Series may invest in U.S. and foreign companies, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income are derived from the financial services industry, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in the financial services industry by a governmental authority, index provider, rating agency or similar third-party. The Series may invest in stocks of small, large or mid-size companies.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
-  Improving  market  share  in  consolidating  industries.
-  Low  price  relative  to  fundamental  or  break-up  value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  The  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the financial services industry. These risks include the following:

- The stocks of financial services companies may underperform other sectors or the market as a whole.
- The stocks of financial services companies may experience greater price volatility than other types of common stocks.
- Financial services stocks may be particularly sensitive to changes in interest rates and other economic events and legislative and regulatory changes, including increased regulatory scrutiny.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                        Financial Services Series
Shareholder fees (paid directly from your investment)
Redemption fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual fund operating expenses  (expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . . . . . . . . . . . . . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.26%2
Total annual fund operating expenses . . . . . . . . . . . . . . . . . . . . . . . . .  1.26%
Less fee waivers and expense reimbursements. . . . . . . . . . . . . . . . . . . . . .  (0.06)%3
Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.20%


1A  wire fee, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.
3The  Advisor  has  contractually  agreed  to   waive  its  fees and reimburse expenses to the extent
necessary  so  that  the  Series'  total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2006 and may be extended.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years
122* . . . .  $         394*


*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities The Series may invest in equity or equity-related securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations. Equity participations are equity securities that are interests in non-corporate entities. The investment characteristics of these securities are similar to those of traditional corporate equity securities, but have different liability and tax characteristics.

Other  Investments
Foreign Securities The Series may invest in foreign stocks, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Defensive  Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment  Goals  and  Strategies
The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services industry. The Series will notify its shareholders at least sixty days prior to any change in its investment strategy.

The Series' Board of Directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series may not succeed in achieving its goal.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As discussed below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

Portfolio  Managers

The Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

The following people serve on the three-member Financial Services Series Research Team and the Advisor's Senior Research Group, as noted:



Name and Title. . . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999. Member of
  Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002.
  Co-Director of Research since 2002. Member of Senior
  Research Group since 1993. Executive Group Member*
  since 1999. Managing Director Risk Management, Manning
  & Napier Advisors, Inc., 1993-2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 1998. Member of
  Senior Research Group since 2004.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997. Member of
  Senior Research Group since 2002.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Co-Director of Research since 1992. Member of Senior
  Research Group since 1992. Executive Group Member*
  since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999. Member of
  Senior Research Group since 1992. Member of Financial
  Services Series Research Team since 2004

Name and Title. . . . . . . . . . . . . . . . . . . . . .  John D. Mitchell, Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 2001 following graduation from college. Current
  position held since 2004. Member of Financial Services
  Series Research Team since 2004. Previous positions
  held at Manning & Napier Advisors, Inc. in the last
  five years: Research Associate, 2003-2004, Research
  Assistant, 2002-2003, Reconciler, 2001-2002.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988. Member of
  Senior Research Group since 1992.

Name and Title. . . . . . . . . . . . . . . . . . . . . .  Virge J. Trotter, III, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997. Member of
  Financial Services Series Research Team since 2004.

* The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.



The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until April 30, 2006 and may be extended.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.

                    The  address  is:
                    Exeter  Fund,  Inc.
                    P.O.  Box  182454
                    Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange shares of the Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 9, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone

- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 9, signed by each registered account owner.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone

-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 9 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:

-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as qualified dividend income



For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
Financial  Services  Series

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information
- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  File  No.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus

May  1,  2005
Exeter  Fund,  Inc.
Core  Bond  Series
Core  Plus  Bond  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)




Contents
                                         Page
Goals, Strategies, and Risks
Core Bond Series. . . . . . . . . . . .     3
Core Plus Bond Series . . . . . . . . .     5
More About the Series' Investments. . .     8
Management. . . . . . . . . . . . . . .    10
How to Buy, Exchange, and Redeem Shares    12
Investment and Account Information. . .    14
Dividends, Distributions, and Taxes . .    18

Goals,  Strategies,  and  Risks

Core  Bond  Series

Investment  Goal
Provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in investment grade corporate fixed income and pass-through securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series' use of derivatives may include, but is not limited to, futures, options, credit-default swaps, index total return swaps, and index or security-linked notes.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process The Advisor attempts to identify investment grade corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that the mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

-  The  relevent  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
- The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
- The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
- The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.

Principal  Risks  of  Investing  in  the  Series  (continued)
- Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
- The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:

- Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
- To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in these derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
 This Series had never been active as of December 31, 2004; therefore, it had not held any assets or engaged in any operations. Therefore, no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                           Core Bond Series
Shareholder fees (paid directly from your investment)
Redemption fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual Operating Expenses (expenses that are deducted from Series assets)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.60%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . .  None
Other Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.20%2
Total Annual Fund Operating Expenses. . . . . . . . . . . . . . . . . . .  0.80%


1A  wire  fee,  currently  $15, may be deducted from the amount of a wire redemption payment made  at  the  request  of  a  shareholder.
2Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years
82 . . . . .  $          255



As of December 31, 2004, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals,  Strategies,  and  Risks

Core  Plus  Bond  Series

Investment  Goal
Provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in corporate fixed income and pass-through securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as "high yield bonds") and an additional 20% may be invested in non-dollar denominated securities including securities issued by companies located in emerging markets. The Series' use of derivatives may include, but is not limited to futures, options, credit-default swaps, index total return swaps, and index or security-linked notes.

Maturity & Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in order to realize gains for the Series. Conversely, the Advisor would invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB by S&P and those rated below Baa by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process The Advisor attempts to identify corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

-  The  relevant  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
- The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
- The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Principal  Risks  of  Investing  in  the  Series  (continued)
- The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
- Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
- The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.


In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:

- High yield bonds may underperform other sectors of the bond market, or the market as a whole.
- The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
- Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
- The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that any derivative investments are tied to the high yield market in general, the risks to the Series will be enhanced since there is no ability to avoid exposure to particular issuers or sectors of the high yield market.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-dollar denominated (i.e., foreign) bonds. These risks include:

- The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
- Because such investments will likely be denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series is subject to the following risks due to its ability to invest in derivatives:

- Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
- To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in the previously mentioned types of derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
 This Series had never been active as of December 31, 2004; therefore, it had not held any assets or engaged in any operations. Therefore, no performance information is provided.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                           Core Plus Bond Series
Shareholder fees (paid directly from your investment)
Redemption fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None1
Annual Operating Expenses (expenses that are deducted from Series assets)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.70%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . .  None
Other Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.20%2
Total Annual Fund Operating Expenses. . . . . . . . . . . . . . . . . . .  0.90%


1A  wire fee, currently $15, may be deducted from the amount of a wire redemption payment made at the  request  of  a  shareholder.
2Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years
92 . . . . .  $          287



As of December 31, 2004, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Fixed Income Securities Each Series invest primarily in a variety of fixed income investments. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.

Derivative Securities Each Series may invest in swaps, in particular index total return swaps, and/or index-linked notes. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Lehman Brothers High Yield Corporate Bond Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. The purpose of these investments is to provide the Series with exposure to a specific sector of the bond market without directly investing in individual bonds.

Foreign Securities Both Series may invest in yankee bonds, which are foreign bonds that are denominated in U.S. dollars. The Core Plus Bond Series may invest in foreign bonds.

High Yield Bonds The Core Plus Bond Series may invest in high yield bonds. High yield bonds are lower-rated debt securities often referred to as "junk bonds." These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Core Plus Bond Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

More  Information  About  Principal  Risks
In addition to the principal risks discussed in the individual fund summaries, certain Series are subject to the following risks:

Foreign Securities Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Core Plus Bond Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Risks  Related  to Currency Hedging   The Core Plus Bond Series will be
subject to additional risks to the extent that it engages in currency hedging. The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Lower-rated investment grade securities The Core Bond Series limits its investments to investment grade securities, or those securities determined by the Advisor to be of equivalent quality. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in securities with these lower ratings, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities within the investment grade category. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by the Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Prepayment and Extension Risk The Series' investments in fixed income securities are subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series' yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Defensive  Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Strategies  and  Goals
The investment strategy of the Core Bond Series is to invest, under normal circumstances, at least 80% of its assets in investment grade corporate fixed income and pass-through securities and other financial instruments , including derivatives, with economic characteristics similar to bonds. The investment strategy of the Core Plus Bond Series is to invest, under normal circumstances, at least 80% of its assets in corporate fixed income and pass-through securities and other financial instruments , including derivatives, with economic characteristics similar to bonds. Each Series will notify its shareholders at least sixty days prior to any change in its
investment   strategy .

The Series' Board of Directors may change each Series' investment goal (described on page 3 for the Core Bond Series and on page 5 for the Core Plus Bond Series) without obtaining the approval of shareholders. The Series may not succeed in achieving their goals.

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As  discussed   on  the  next  page ,  a  team made up of investment
professionals  and  analysts  makes  all  of  the  Series' investment decisions.

Management

Portfolio  Managers
Each Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Advisor's Senior Research Group.

The following people serve on the three-member Core Bond Series and Core Plus Bond Series Research Teams and the Advisor's Senior Research Group, as noted:



Name and Title. . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1999. Current position held since 1999. Member of
  Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jack Bauer, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1990. Current position held since 1990. Lead
  member of Core Bond Series and Core Plus Bond
  Series Series Research Teams since 1993.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1993. Current position held since 2002.
  Co-Director of Research since 2002. Member of Senior
  Research Group since 1993. Executive Group Member*
  since 1999. Managing Director Risk Management,
  Manning & Napier Advisors, Inc., 1993 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1998. Current position held since 1998. Member of
  Senior Research Group since 2004.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1997. Member of
  Senior Research Group During Last since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  R. Keith Harwood, Fixed Income Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1997. Current position held since 1998. Member of
  Core Bond Series and Core Plus Bond Series Research
  Teams since 1998. Mr. Harwood's role is to assist
  Mr. Bauer in the management of each Series.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988.
  Co-Director of Research since 1992. Member of Senior
  Research Group since 1992. Executive Group Member*
  since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1988. Current position held since 1999. Member of
  Senior Research Group since 1992.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . .  James Nawrocki, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 2004. Current position held since 2004. Member of
  Core Bond Series and Core Plus Bond Series Research
  Teams since 2004. Previous position held in the last
  five years: VP Senior Fixed Income Manager, Citizens
  Bank, 1999-2004. Mr. Nawrocki's role is to assist
  Mr. Bauer in the management of each Series.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
  in 1986. Current position held since 1988. Member of
  Senior Research Group since 1992.


*The  Executive  Group, which consists of six members, performs the duties of Office of President of the
Advisor.





The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.60% of the Core Bond Series' average daily net assets and 0.70% of the Core Plus Bond Series' average annual daily net assets. The Advisor has contractually agreed to waive management fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80% of the Core Bond Series' average daily net assets and 0.90% of the Core Plus Bond Series' average daily net assets. This contractual waiver will remain in effect until April 30, 2006 and may be extended.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management
Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients
For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares
The initial minimum investment for each Series selected is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy
The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account
- Send a check payable to Exeter Fund, Inc. with the completed original account application.
                         The  address  is:
                         Exeter  Fund,  Inc.
                         P.O.  Box  182454
                         Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account
- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account
- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares
You may exchange shares of a Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical, subject to the conditions discussed in the "Excessive Trading" section below. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). If your exchange establishes a new account in a Series, the minimum exchange amount is $2,000, or the total value of the originating account if less than $2,000. The Fund may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

The Fund's exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 12, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone

- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a fifteen business day hold on your account during which any redemption requests must include a Medallion Guarantee.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 12, signed by each registered account owner.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone

-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to us at the address on page 13 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading
The Series is intended for long-term investment purposes only. Do not invest in the Series or any Series of the Fund if you are a market timer. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund and its service providers may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of the Series' shares), and as a result excessive trading could adversely affect the Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

In addition, because the Core Plus Bond Series may invest in foreign securities traded primarily on markets that close prior to the time the Series determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Series shares held by long-term shareholders than a Series investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Series' shares by virtue of their Series share transaction, if those prices do not reflect the fair value of the foreign securities. Although the Series has procedures designed to determine the fair value of foreign securities for purposes of calculating its net asset value when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Series uses fair value pricing, see "Valuation of Shares."

Shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. If you exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. If you own your Series shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees
A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares
The Series offer their shares at the net asset value (NAV) per share of the Series. The Series calculate their NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, each Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Communicating  with  the  Exeter  Fund
Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Disclosure  of  the  Series'  Portfolio  Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, the Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
Each  Series  generally:

-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income




If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After  the  end  of  each  year,  the   Fund  will provide you with
information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If  you  do  not  provide  the   Fund  with  your  correct taxpayer
identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
Core  Bond  Series
Core  Plus  Bond  Series

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information

- You may obtain shareholder reports and the SAI or the other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. These documents are also available at www.manningnapieradvisors.com/ www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  File  No.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus
May  1,  2005
Fund,  Inc.

Small  Cap  Series
Commodity  Series
Technology  Series
International  Series
Life  Sciences  Series
World  Opportunities  Series
High  Yield  Bond  Series
Global  Fixed  Income  Series
Financial  Services  Series
Core  Bond  Series
Core  Plus  Bond  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  page  intentionally  left  blank)




Contents
                                     Page
Series Overviews
Small Cap Series. . . . . . . . . .     4
Commodity Series. . . . . . . . . .     6
Technology Series . . . . . . . . .     8
International Series. . . . . . . .    11
Life Sciences Series. . . . . . . .    13
World Opportunities Series. . . . .    16
High Yield Bond Series. . . . . . .    19
Global Fixed Income Series. . . . .    22
Financial Services Series . . . . .    25
Core Bond Series. . . . . . . . . .    27
Core Plus Bond Series . . . . . . .    29
More About the Series' Investments.    32
Management. . . . . . . . . . . . .    34
Investment & Account Information. .    39
Dividends, Distributions, and Taxes    42
Financial Highlights. . . . . . . .    43



This prospectus includes information on the Small Cap Series, Commodity Series, Technology Series, International Series, Life Sciences Series, World Opportunities Series, High Yield Bond Series, Global Fixed Income Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series of Exeter Fund, Inc. Shares of these Series are used in connection with an investment strategy that the Advisor and its affiliates use for discretionary investment account clients who have authorized the Advisor to acquire and dispose of Fund shares on their behalf.

Small  Cap  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company whose market capitalization is in the range of those companies included in the Russell
2500(R) Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $4.6 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the Index. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  U.S.  and/or  foreign  stock  markets  go  down.
-  Small  company stocks go down in value or underperform larger company stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

- The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small companies may be less marketable than the stocks of larger companies.
- Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Russell 2000(R) Index, an unmanaged index of small company stocks.

Small  Cap  Series-Class  A  Shares
%  Total  Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR SMALL CAP SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003, AND 2004 WITH CALENDAR YEARS
ENDED  DECEMBER  31ST, THE RESULTS ARE: 1995, 14.70%; 1996, 10.06%; 1997, 12.20;
1998,  -13.59%;  1999,  9.87%;  2000,  9.43%; 2001, 22.05%; 2002, -17.15%; 2003,
37.82%;  and  2004,  19.81%]

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)

                                                                                      Since  Current
                                                                                      Activation
                                               1  Year     5  Years     10  Years     on  4/30/92
Return Before Taxes . . . . . . . . . . . . . .19.81%      12.81%       9.41%         10.47%
Return After Taxes
on Distributions. . . . . . . . . . . . . . .  19.00%      11.09%       7.00%         8.28%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . .13.93%      10.12%       6.71%         7.90%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index . . . . . . . . . . . . . . . .  10.87%      -2.30%       12.07%        10.96%
Russell 2000(R) Index . . . . . . . . . . . . .18.32%      6.61%        11.54%        11.50%



Quarterly  Returns
Highest:     21.62%  in  2nd  quarter  1997
Lowest:     -27.96%  in  3rd  quarter  1998

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Small Cap Series - Class A Shares
Shareholder fees (paid directly from your investment) . . . . . . . . . . . . . . . .  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.23%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.23%1


1The  Advisor  has  voluntarily  agreed  to  waive fees and reimburse expenses in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding 1.22% of the Series' average daily net assets. The Advisor may change  or  eliminate  all  or  part  of  its  voluntary  waiver  at  any  time.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
125. . . . .  $          390  $          676  $         1,489



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Commodity  Series

Investment  Goal
Provide long-term growth by investing principally in the securities of companies in commodities-based industries.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from one or more commodities-based industries, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in one or more commodity-based industries by a governmental authority, index provider, rating agency or similar third party.


The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  The  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:

- The stocks of commodity-related companies may underperform other sectors or the market as a whole.
- The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
- Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.
- The Advisor's judgements about trends in the prices of commodities may prove to be incorrect.

In addition, because the Series may hold a significant portion of its assets in foreign securities or ADRs, it is subject to risks specific to foreign holdings. These risks include:
- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Principal  Risks  of  Investing  in  the  Series  (continued)

- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series was not active as of the date of this prospectus; therefore, no performance information is provided.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Commodity Series
Shareholder fees (paid directly from your investment) . . . . . . . . . . . . . . . .  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.23%1
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.23%


1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 year   After 3 years
125. . . . .  $          390



As of the date of this prospectus, this Series has never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Technology  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: information technology, communications, and computer software and hardware. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.


The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  The  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:

- The stocks of technology-based companies may underperform other sectors or the market as a whole.
- The stocks of technology-based companies may experience greater price volatility than other types of common stocks.
- Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.


Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

Principal  Risks  of  Investing  in  the  Series  (continued)
The Series may also have special risks due to its investments in stocks of small and mid-size companies.

These  risks  include  the  following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active over the past ten years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index and the S&P 500 Information Technology Index. The S&P 500 is an unmanaged index of common stocks and the S&P 500 Information Technology Index is a sub-index of the S&P 500 that includes the stocks of companies involved in the business of technology related products and services.



Technology  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR TECHNOLOGY SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR
YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1995, 40.25%; 1996, 20.90%; 1997, n/a*; 1998, n/a*; 1999, n/a*; 2000, n/a*; 2001, -17.46%; 2002, -36.89%; 2003,
99.46%;  and  2004,  10.08%]

*The Technology Series was either inactive or not active for a full calendar year; therefore, no performance information has been provided. This includes the current period of activation which commenced on August 8, 2000.

Because the Series has had several periods of activation and deactivation, its performance is not comparable to other mutual funds.

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)




                                                                  Since Current
                                                                  Activation
                                                      1 Year      on 8/8/00     10 Years*
Return Before Taxes. . . . . . . . . . . . . . . . .  10.08%      -4.44%        5.04%
Return After Taxes
on Distributions . . . . . . . . . . . . . . . . . .  10.08%      -4.44%        1.26%
Return After Taxes
on Distributions
and Sale of Series
Shares . . . . . . . . . . . . . . . . . . . . . . .  6.55%       -3.73%        2.47%

Indices:
(reflects no deduction for fees, expenses, or taxes)
S&P 500 Index. . . . . . . . . . . . . . . . . . . .  10.87%      -2.96%        6.62%
S&P 500 Information
Technology Index . . . . . . . . . . . . . . . . . .  2.55%       -18.25%       -2.62%


*  For  the period from 12/31/94 to 12/31/04, but excluding the period April 17, 1997 to
August  7,  2000,  the  period  during  which  the  Series  was  inactive.




Quarterly  Return
Highest:     31.63%  in  4th  quarter  2001
Lowest:     -32.68%  in  3rd  quarter  2001

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Principal  Risks  of  Investing  in  the  Series  (continued)

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Technology Series
Shareholder fees (paid directly from your investment) . . . . . . . . . . . . . . . .  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.36%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.36%
Less fee waivers and expense reimbursements . . . . . . . . . . . . . . . . . . . . .  (0.16)%1
Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.20%


1The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that  the  Series' total annual fund operating expenses not exceed 1.20% of the Series' average daily net assets.  This contractual waiver will remain in effect until at least April 30, 2006 and may be extended.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
122* . . . .  $         415*  $         729*  $        1,621*


*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

International  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Principal  Investment  Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a "top-down" strategy. The Series is different from many stock funds because the Advisor's primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases one or more stocks representing the investment trend in an attempt to benefit from that trend. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The  Series  may  invest  in  stocks  of  small,  large,  or mid-size companies.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  Foreign  and/or  U.S.  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Morgan Stanley Capital International (MSCI) All Country World Index ex US, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets.

International  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE INTERNATIONAL SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR
YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1995, 4.14%; 1996, 22.35%; 1997, 27.70; 1998, 23.63%; 1999, 27.44%; 2000, -3.03%; 2001, -20.48%; 2002, -14.30%;
2003,  42.10%;  and  2004,  17.67%]

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)




                                                     1 Year    5 Years    10 Years    Since Inception*
Return Before Taxes . . . . . . . . . . . . . . . .  17.67%    2.02%      10.97%      9.98%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  15.94%    -0.73%     8.49%       7.50%
Return After Taxes
on Distributions
and Sale of Series
                                                     13.11%    0.73%      8.64%       7.65%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index . . . . . . . . . . . . . . . . . . .  10.57%    -2.30%     12.07%      11.19%
MSCI All Country World
Index ex US . . . . . . . . . . . . . . . . . . . .  21.36%    0.02%      6.02%       7.54%


*Performance  numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the
Series'  inception  date.  Performance  numbers  for  the  MSCI
All  Country  World  Index  Free  ex  US  are  calculated  from  August  31,  1992.




Quarterly  Returns
Highest:     25.99%  in  2nd  quarter  2003
Lowest:     -23.04%  in  3rd  quarter  2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       International Series
Shareholder fees (paid directly from your investment) . . . . . . . . . . . . . . . .  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.29%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.29%



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
131. . . . .  $          409  $          708  $         1,556



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Life  Sciences  Series

Investment  Goal

Provide long-term growth by investing principally in the common stocks of companies in industries based on the life sciences industry.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. The Series may invest in U.S. and foreign stocks, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may purchase shares of Exchange Traded Funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party. The Series may invest in stocks of small, large, or mid-size companies.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a "bottom-up" strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:

- The stocks of life science-related companies may underperform other sectors or the market as a whole.
- The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
- Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

Principal  Risks  of  Investing  in  the  Series  (continued)
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its most recent activation. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index (S&P 500), an unmanaged index of common stocks, and the S&P 500 Health Care Index, a sub-index of the S&P 500 that includes the stocks of companies involved in the business of health care related products and services.

Life  Sciences  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE LIFE SCIENCES SERIES FOR 2000, 2001, 2002, 2003 AND 2004 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 2000, 87.31%; 2001, 11.70%; 2002, -17.93%; 2003, 29.39%; and
2004,  3.03%]

Because the Life Sciences Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)




                                                                           Since Current
                                                                           Activation
                                                     1 Year    5 Year      on 11/5/99   10 Years*
Return Before Taxes . . . . . . . . . . . . . . . .  3.03%     18.01%      19.19%       23.65%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  2.37%     12.54%      13.83%       15.34%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .  2.57%     12.32%      13.48%       16.65%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index . . . . . . . . . . . . . . . . . . .  10.87%    -2.30%      -0.86%       3.69%
S&P 500 Health
Care Index. . . . . . . . . . . . . . . . . . . . .  1.62%     2.75%       0.56%        6.07%


*  For the period from 12/31/94 to 12/31/04, but excluding the period September 22, 1995 to November
4,  1999,  the  period  during  which  the  Series  was  inactive.




Quarterly  Returns
Highest:     31.55%  in  3rd  quarter  2000
Lowest:     -12.53%  in  2nd  quarter  2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Life Sciences Series
Shareholder fees (paid directly from your investment) . . . . . . . . . . . . . . . .  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.22%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.22%1

1The  Advisor  has  voluntarily agreed to waive fees and reimburse expenses in order to keep total operating expenses  from  exceeding 1.18% of the Series' average daily net assets. The Advisor may change or eliminate all  or  part  of  its  voluntary  waiver  at  any  time.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
124. . . . .  $          387  $          670  $         1,477



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

World  Opportunities  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located around the world.

Principal  Investment  Strategies
The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  Foreign  and/or  U.S.  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) World Index and the Morgan Stanley Capital International (MSCI) All Country World Index ex US.

The MSCI World Index is a market capitalization-weighted index that is designed to measure global developed market equity performance. It has a very small weighting in emerging markets. The MSCI All Country World Index ex US is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Indices are denominated in U.S. dollars.

World  Opportunities  Series  -  Class  A  Shares
%  Total  Return

[BAR  CHART  SHOWING  THE  PERCENT  TOTAL  RETURN  FOR  THE  WORLD OPPORTUNITIES
SERIES  FOR  1997,  1998,  1999,  2000,  2001, 2002, 2003 AND 2004 WITH CALENDAR
YEARS  ENDED  DECEMBER  31ST,  THE  RESULTS ARE: 1997, 7.81; 1998, -4.38%; 1999,
42.37%;  2000,  7.96%;  2001,  -0.30%;  2002,  -10.78%;  2003, 30.80%; and 2004,
25.42%]

Average  Annual  Total  Returns
(For  the  periods  ended  December  31,  2004)



                                                     1 Year     5 Years      Since Inception*
Return Before Taxes . . . . . . . . . . . . . . . .  25.42%     9.52%        11.23%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .  24.87%     6.02%        6.81%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .  17.21%     6.06%        6.90%

Indices:
(reflect no deduction for fees, expenses, or taxes)
MSCI World Index. . . . . . . . . . . . . . . . . .  14.72%     -2.45%       6.35%
MSCI All Country World
Index ex US . . . . . . . . . . . . . . . . . . . .  21.36%     0.02%        5.50%


*  Performance numbers for the Series are calculated from September 6, 1996, the Series'
inception  date.  Performance  numbers  for  the  Indices  are calculated  from  September  30,  1996.



Quarterly  Returns
Highest:     27.34%  in  2nd  quarter  1999
Lowest:     -19.90%  in  3rd  quarter  2002

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       World Opportunities Series - Class A Shares
Shareholder fees (paid directly from your investment) . . . . . . . . . . . . . . . .  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.26%
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.26%



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
128. . . . .  $          400  $          692  $         1,523



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

High  Yield  Bond  Series

Investment  Goal
Provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. These bonds may be issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest a substantial part of its assets in derivative securities, in particular index total return swaps and index-linked notes. Such investments in index total return swaps and index-linked notes would be designed to track the return of a high yield bond index. The Fund may also invest in securities of other investment companies, such as open-end or closed-end management investment companies.

Maturity and Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will invest primarily in non-investment grade securities, those rated below BBB by S&P or Baa by Moody's, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their "credit spread" (i.e., the difference between the bonds' yield to maturity and U.S. Treasury bonds with similar maturities) to be attractive.

Bond Selection Process The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

-  The  relevant  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
-  The  yield  differentials  across  sectors, credit qualities, and maturities.
- The "bottom-up" factors such as an issuer's financial status, market position, and managerial expertise.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; the lower the quality of the bonds, the greater this risk becomes.
- Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
- The Advisor's judgements about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:

- Swaps and index-linked notes, like other derivatives, are very susceptible to changes in the market value of the underlying investments.
- Since swaps and index-linked notes are not exchange-traded, there is the risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in swaps and index-linked notes may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

Principal  Risks  of  Investing  in  the  Series  (continued)
The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:

- The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
- Because a portion of the Series' investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high yield bonds:

- High yield bonds may underperform other sectors of the bond market, or the market as a whole.
- The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
- Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
- The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that investments in derivatives are tied to the high yield market in general, these risks will be enhanced since there would be no ability to avoid exposure to particular issues or sectors of the market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series had not been active for a full calendar year as of December 31, 2004; therefore, no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       High Yield Bond Series
Shareholder fees (paid directly from your investment) . . . . . . . . . . . . . . . .  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.29%1
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.29%
Less fee waivers and expense reimbursements . . . . . . . . . . . . . . . . . . . . .  (0.09)%2
Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.20%


1Other  expenses  have  been  restated  to  reflect  current  expenses.
2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the  Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets.
This  contractual  waiver  will  remain  in  effect  until  at  least  April  30,  2006  and  may be extended.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Year   After 10 Years
122* . . . .  $         400*  $        699*  $        1,549*


*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.

Global  Fixed  Income  Series

Investment  Goal
Provide long-term total return by investing principally in fixed income securities issued by governments, banks, corporations, and supranational entities, such as the World Bank, located anywhere in the world.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world including emerging markets. The Series' portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

Maturity and Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as "junk bonds," those rated below BBB by S&P or Baa by Moody's, or determined to be of equivalent quality by the Advisor.

Bond Selection Process The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:

-  Relative  economic  conditions  of  each  country.
-  Interest  rate  sensitivity of particular countries, sectors, and securities.
- Differences in yields offered by bonds of different sectors, credit quality, or maturities.
-  The  impact  of  currency  changes  on  the  sectors.

Principal  Risks  of  Investing  in  the  Series
As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
- The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.
- The Advisor's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:

- The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
- Because much of the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:

- Lower quality bonds may underperform other sectors of the bond market, or the market as a whole.
- The performance of lower quality bonds tends to be more volatile than that of other sectors of the bond market.

Principal  Risks  of  Investing  in  the  Series  (continued)

- Given the total size of the lower quality bond market, these bonds can be less liquid than investment grade securities.
- The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.


High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that investments in derivatives are tied to the high yield market in general, these risks will be enhanced since there would be no ability to avoid exposure to particular issues or sectors of the market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during which it has been active. The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003 and has not held any assets or engaged in any operations since that date. The total return table shows how the average annual total return for the period of its previous activation compares to those of the Merrill Lynch Global Broad Market Index and the Merrill Lynch U.S. Treasury Bond Index. The Merrill Lynch Global Broad Market Index is a market value weighted measure of approximately 15,000 government, agency, and corporate bonds. The Merrill Lynch U.S. Treasury Bond Index is a market value weighted measure of approximately 110 U.S. Treasury bonds. Global Fixed Income Series % Total Return

[BAR  CHART  SHOWING  THE  PERCENT  TOTAL  RETURN  FOR  THE  GLOBAL FIXED INCOME
SERIES  FOR  1998,  1999,  2000,  2001, 2002, 2003, and 2004 WITH CALENDAR YEARS
ENDED  DECEMBER  31ST,  THE  RESULTS ARE: 1998, 2.78%; 1999, 4.71%; 2000, 0.51%;
2001,  0.52%;  2002,  8.60%;  2003,  n/a*;  and  2004,  n/a*]

* The Global Fixed Income Series was redeemed in full on February 28, 2003 and was not active for the full calendar year; therefore, no performance information has been provided.

Average  Annual  Total  Returns



                                                     Previous
                                                     Activation
                                                     10/31/97 to
                                                     2/28/03
Return Before Taxes . . . . . . . . . . . . . . . .        3.90%
Return After Taxes
on Distributions. . . . . . . . . . . . . . . . . .        1.74%
Return After Taxes
on Distributions
and Sale of Series
Shares. . . . . . . . . . . . . . . . . . . . . . .        2.03%
Indices:
(reflect no deduction for fees, expenses, or taxes)
Merrill Lynch Global Broad
Market Index. . . . . . . . . . . . . . . . . . . .        6.18%
Merrill Lynch U.S. Treasury
Bond Index. . . . . . . . . . . . . . . . . . . . .        7.81%



Quarterly  Returns
Highest:  4.46%  in  4th  quarter  2002
Lowest:  -2.18%  in  1st  quarter  2001

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Global Fixed Income Series
Shareholder fees (paid directly from your investment) . . . . . . . . . . . . . . . .  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . . . . . . . .  None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.27%1
Total annual fund operating expenses. . . . . . . . . . . . . . . . . . . . . . . . .  1.27%


1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
129. . . . .  $          403  $          697  $         1,534



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Financial  Services  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. Examples of the companies in which the Series may invest include those in the following areas: banks, thrift institutions, insurance companies, investment banks, brokerage companies, asset managers, specialty finance companies, real estate investment trusts, and service providers to those companies, such as those that provide distribution support, back office services, software, and information services. The Series may invest in U.S. and foreign companies, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will generally be considered appropriate for investment if,
(i) as determined by the Advisor, at least 50% of its assets, revenues or net income are derived from the financial services industry, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in the financial services industry by a governmental authority, index provider, rating agency or similar third-party. The Series may invest in stocks of small, large or mid-size companies.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
-  Improving  market  share  in  consolidating  industries.
-  Low  price  relative  to  fundamental  or  break-up  value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  The  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the financial services industry. These risks include the following:

- The stocks of financial services companies may underperform other sectors or the market as a whole.
- The stocks of financial services companies may experience greater price volatility than other types of common stocks.
- Financial services stocks may be particularly sensitive to changes in interest rates and other economic events and legislative and regulatory changes, including increased regulatory scrutiny.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                        Financial Services Series
Shareholder fees (paid directly from your investment). . . . . . . . . . . . . . . . .  None
Annual fund operating expenses  (expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . . . . . . . . . . . . . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.26%1
Total annual fund operating expenses . . . . . . . . . . . . . . . . . . . . . . . . .  1.26%
Less fee waivers and expense reimbursements. . . . . . . . . . . . . . . . . . . . . .  (0.06)%2
Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.20%


1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.
2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the
Series'  total  annual  fund  operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual  waiver  will  remain  in  effect  until  at  least  April  30,  2006  and  may  be  extended.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years
122* . . . .  $         394*


*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

Core  Bond  Series

Investment  Goal
Provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in investment grade corporate fixed income and pass-through securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series' use of derivatives may include, but is not limited to, futures, options, credit-default swaps, total return swaps, and index or security-linked notes.


Maturity & Portfolio Duration- The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality- The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process- The Advisor attempts to identify investment grade corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that the mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

-  The  relevent  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
- The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
- The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
- The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.

Principal  Risks  of  Investing  in  the  Series  (continued)
- Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
- The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:
- Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
- To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in these derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                           Core Bond Series
Shareholder fees (paid directly from your investment) . . . . . . . . . .  None
Annual Operating Expenses (expenses that are deducted from Series assets)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.60%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . .  None
Other Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.20%1
Total Annual Fund Operating Expenses. . . . . . . . . . . . . . . . . . .  0.80%


1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years
82 . . . . .  $          255




As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Core  Plus  Bond  Series

Investment  Goal
Provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in corporate fixed income and pass-through securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as "high yield bonds") and an additional 20% may be invested in non-dollar denominated securities including securities issued by companies located in emerging markets. The Series' use of derivatives may include, but is not limited to futures, options, credit-default swaps, total return swaps, and index or security-linked notes.

Maturity & Portfolio Duration- The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in order to realize gains for the Series. Conversely, the Advisor would invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality- The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB by S&P and those rated below Baa by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process- The Advisor attempts to identify corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

-  The  relevant  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
- The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
- The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Principal  Risks  of  Investing  in  the  Series  (continued)
- The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
- Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
- The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:
- High yield bonds may underperform other sectors of the bond market, or the market as a whole.
- The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
- Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
- The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that any derivative investments are tied to the high yield market in general, the risks to the Series will be enhanced since there is no ability to avoid exposure to particular issuers or sectors of the high yield market.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-dollar denominated (i.e., foreign) bonds. These risks include:
- The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
- Because such investments will likely be denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.
- The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
- Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series is subject to the following risks due to its ability to invest in derivatives:
- Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
- To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in the previously mentioned types of derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                           Core Plus Bond Series
Shareholder fees (paid directly from your investment) . . . . . . . . . .  None
Annual Operating Expenses (expenses that are deducted from Series assets)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.70%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . . .  None
Other Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.20%1
Total Annual Fund Operating Expenses. . . . . . . . . . . . . . . . . . .  0.90%


1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years
92 . . . . .  $          287



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

More  Information  About  Principal  Investments
Equity Securities Each of the Series, with the exception of the High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series, may purchase equity securities. These equity securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations. Equity participations are equity securities that are interests in non-corporate entities. The investment characteristics of these securities are similar to those of traditional corporate equity securities, but have different liability and tax characteristics.

Foreign Securities The International Series and World Opportunities Series invest principally in the common stocks of foreign companies. Each Series that may invest in equity securities may invest in equity securities of foreign issuers, including those in emerging markets and ADRs. The Core Bond Series and Core Plus Bond Series may invest in yankee bonds, which are foreign bonds that are denominated in U.S. dollars. The Global Fixed Income Series invests principally in foreign bonds, and the High Yield Bond Series and Core Plus Bond Series may also invest in foreign bonds.

Fixed Income Securities The High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series invest primarily in a variety of fixed income investments. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may be of any credit quality and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.

High Yield Bonds The High Yield Bond Series, Global Fixed Income Series and Core Plus Bond Series may invest in high yield bonds. High yield bonds are lower-rated debt securities often referred to as "junk bonds." These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. In addition, foreign countries with political or economic instability may issue high yield bonds. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but are not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily use forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Derivative Securities The High Yield Bond Series, Core Bond Series and Core Plus Bond Series may invest in swaps, in particular index total return swaps, and/or index-linked notes. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Lehman Brothers High Yield Corporate Bond Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. The purpose of these investments is to provide the Series with exposure to a specific sector of the bond market without directly investing in individual bonds.

More  Information  About  Principal  Risks
In addition to the principal risks discussed in the individual fund summaries, certain Series are subject to the following risks:

Foreign Securities Risk Prices of foreign securities may go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign companies.

Emerging Market Risk The Commodity Series, High Yield Bond Series, International Series, Global Fixed Income Series, World Opportunities Series and Core Plus Bond Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Risks Related to Currency Hedging A Series that uses currency hedging will be exposed to additional risks. The value of a Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.


Prepayment and Extension Risk The Series' investments in fixed income securities are subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series' yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Lower-rated investment grade securities Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by a Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Defensive  Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment  Goals

Each Series' investment goal (described under "Goals, Strategies, and Risks"), except for those of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series and Core Plus Bond Series, are fundamental policies and may not be changed without obtaining the approval of the respective Series' shareholders. The investment goals of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series and Core Plus Bond Series are not fundamental policies, and the board of directors may change these goals without obtaining the approval of the shareholders of these Series. Each of the Small Cap Series, Commodity Series, Technology Series, Life Sciences Series, High Yield Bond Series, Global Fixed Income Series, Financial Services Series, Core Bond Series and Core Plus Bond Series will notify its shareholders at least 60 days before changing its investment strategy to invest, under normal circumstances, at least 80% of its net assets in the type of securities suggested by its name. The Series may not succeed in achieving their goals.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over $9 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

Portfolio  Managers

For the Series of the Fund that invest in stocks, the Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor's other analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one member of the Series' Research Team and one member of the Senior Research Group before implementation. No specific member of the Series' Research Team or Senior Research Group is required to approve security purchases and sales.

For the Series of the Fund that invest in bonds, the Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolios. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following people serve on the various Series' Research Teams and the Advisor's Senior Research Group, as noted:




Name and Title. . . . . . . . . . . . . . . . . . . . .  Christian A. Andreach, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1999. Current position held since 1999. Member of
                                                         Senior Research Group since 2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jack Bauer, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1990. Current position held since 1990. Member of
                                                         Core Bond Series and Core Plus Bond Series Research
                                                         Teams since 2004. Member of High Yield Bond and
                                                         Global Fixed Income Series Research Team since 2002
                                                         and 1997, respectively

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1993. Current position held since 2002.
                                                         Co-Director of Research since 2002. Member of Senior
                                                         Research Group since 1993. Executive Group Member*
                                                         since 1999. Managing Director   Risk Management,
                                                         Manning & Napier Advisors, Inc., 1993   2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Eric L. Daniels, Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 2003. Current position held since 2003. Member of
                                                         Life Sciences Series Research Team since 2003.
                                                         Previous position held in the last five years: Vice
                                                         President, JP Morgan Securities, 2000-2003.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey W. Donlon, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1998. Current position held since 1998. Member of
                                                         Senior Research Group. since 2004. Member of
                                                         Technology Series Research Team since 2003

Name and Title. . . . . . . . . . . . . . . . . . . . .  Brian P. Gambill, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1997. Current position held since 1997. Member of
                                                         Senior Research Group Opportunities since 2002.
                                                         Member of International Series and World Series
                                                         Research Teams since 2004.

Name and Title R. . . . . . . . . . . . . . . . . . . .  Keith Harwood, Fixed Income Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1997. Current position held since 1998. Member of
                                                         High Yield Bond Series Research Team since 2002.
                                                         Member of Core Bond Series and Core Plus Bond Series
                                                         Research Teams since 2004.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey A. Herrmann, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1986. Current position held since 1988.
                                                         Co-Director of Research since 1992. Member of Senior
                                                         Research Group since 1992. Member of International
                                                         Series and World Opportunities Series Research Teams
                                                         since 2004. Executive Group Member* since 2002.
                                                         Member of Life Sciences Research Team since 2000.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Brian W. Lester, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1989. Current position held since 2001. Member of
                                                         Life Sciences Series Research Team since 2002.
                                                         Previous position held at Manning & Napier Advisors,
                                                         Inc. in last five years: Research Associate,
                                                         2000-2001.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jason P. Lisiak, CFA(R), Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1998. Current position held since 2001. Member of
                                                         Small Cap Series Research Team since 2004.
                                                         Previous positions held at Manning & Napier
                                                         Advisors, Inc. in the last five years: Research
                                                         Associate, 2000-2001.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Michael J. Magiera, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1988. Current position held since 1999. Member of
                                                         Senior Research Group since 1992. Member of
                                                         Financial Services Series Research Team 2004.

Name and Title. . . . . . . . . . . . . . . . . . . . .  John D. Mitchell, Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 2001 following graduation from college. Current
                                                         position held since 2004. Member of Financial
                                                         Services Series Research Team since 2004. Previous
                                                         positions held at Manning & Napier Advisors, Inc. in
                                                         the last five years: Research Associate, 2003-2004,
                                                         Research Assistant, 2002-2003, Reconciler,
                                                         2001-2002.


Portfolio Managers (continued)

Name and Title. . . . . . . . . . . . . . . . . . . . .  James Nawrocki, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 2004. Current position held since 2004. Member of
                                                         Core Bond Series, Core Plus Bond Series, and Global
                                                         Fixed Income Series Research Teams since 2004.
                                                         Previous position held in the last five years: VP
                                                         Senior Fixed Income Manager, Citizens Bank,
                                                         1999-2004.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Ajay M. Sadarangani, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 2001 following graduate school. Current position
                                                         held since 2004. Member of Technology Series
                                                         Research Team since 2004. Previous positions held at
                                                         Manning & Napier Advisors, Inc. in the last five
                                                         years: Research Associate, 2003-2004, Research
                                                         Assistant, 2001-2003.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Walter B. Stackow, CFA(R), Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 2002. Current position held since 2002. Member of
                                                         Small Cap Series Research Team since 2004. Previous
                                                         position held in the last five years: Equity
                                                         Analyst, Henssler & Associates, 1998-2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Marc Tommasi, Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1986. Current position held since 1988. Member of
                                                         Senior Research Group since 1992. Member of
                                                         International Series, World Opportunities Series,
                                                         And Global Fixed Income Series Research Teams since
                                                         1992, 1996, and 1997, respectively.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Virge J. Trotter, III, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1997. Current position held since 1997. Member
                                                         of Financial Services Series Research Team since
                                                         2004. Member of Technology Series Team, 2001.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jeffrey M. Tyburski, CFA(R), Senior Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 1999. Current position held since 2002. Member of
                                                         Small Cap Series Research Team since 2004. Previous
                                                         positions held at Manning & Napier Advisors, Inc.
                                                         in the last five years: Research Associate,
                                                         1999-2002.

Name and Title. . . . . . . . . . . . . . . . . . . . .  Jay Welles, CFA(R), Analyst

Business Experience During
Last Five Years . . . . . . . . . . . . . . . . . . . .  Joined Manning & Napier Advisors, Inc.
                                                         in 2000. Current position held since 2004. Member of
                                                         Technology Series Research Team since 2004. Previous
                                                         positions held at Manning & Napier Advisors, Inc.
                                                         in the last five years: Research Associate,
                                                         2003-2004; Research Assistant, 2001- 2003;
                                                         Reconciler, 2000-2001.



* The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor.





The Statement of Additional Information contains additional information about the Series' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

More  About  Discretionary  Investment  Accounts

The Advisor uses these Series to attempt to capture investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor invests discretionary investment accounts in a sector when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor's decisions on when to purchase shares for discretionary investment accounts are based on the following points:

1. The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.

2. The Advisor believes that the Series will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the Series.

3. The Advisor believes that the Series will provide the ability to diversify risk in clients' accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the Series.

The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified by the Advisor for the client's investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series may be sold from clients' accounts. It is possible for more than one Series to be utilized at the same time, but each Series will be utilized based on an individual analysis of that sector and on the Advisor's assessment of the appropriateness of Series participation to each client's investment objectives.

As a general rule, the investment in shares of a Series (other than the Core Bond Series and Core Plus Bond Series) on behalf of clients is limited to a maximum of 5% or, if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% of the client's portfolio. Because the Core Bond Series and the Core Plus Bond Series will take the place of a portion of an account's bond holdings, these limits do not apply to those two Series.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

Management  Fees

In return for services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by each Series as described below. The Advisor has contractually agreed to limit total operating expenses of the Technology Series, High Yield Bond Series, Financial Services Series, Core Bond Series and Core Plus Bond Series as shown below. In addition, the Advisor has voluntarily agreed to waive management fees and reimburse expenses for several Series in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding the levels shown below. The contractual waivers for the Technology Series, High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series, and will remain in effect at least until April 30, 2006 and may be extended. The Advisor may change or eliminate all or part of the voluntary waivers at any time.

Annual  Management  Fees  (as  a  percentage  of  daily  net  assets)



                                                                                          Actual Management
                               Contractual       Contractual          Voluntary Expense   Fee Paid for Year
Series                         Management Fee    Expense Limitation   Limitation1         Ended 12/31/042
Small Cap Series. . . . . .    1.00%             n/a                  1.22%               0.99%
Commodity Series3 . . . . .    1.00%             n/a                  n/a                 n/a
Technology Series . . . . .    1.00%             1.20%                n/a                 0.84%
International Series. . . .    1.00%             n/a                  1.30%               1.00%
Life Sciences Series. . . .    1.00%             n/a                  1.18%               0.96%
World Opportunities Series.    1.00%             n/a                  1.27%               1.00%
High Yield Bond Series3 . .    1.00%             1.20%                n/a                 n/a
Global Fixed Income Series3    1.00%             n/a                  n/a                 n/a
Financial Services Series3.    1.00%             1.20%                n/a                 n/a
Core Bond Series3 . . . . .    0.60%             0.80%                n/a                 n/a
Core Plus Bond Series3. . .    0.70%             0.90%                n/a                 n/a


1The  Advisor  may  change  or  eliminate  all  or  part  of  the  voluntary  waivers  at  any  time.
2Reflects  the  actual  amount  paid,  including  the  effects  of  fee  waivers and expense reimbursements.
3The  Commodity  Series,  High  Yield Bond Series, Global Fixed Income Series, Financial Services Series,
Core  Bond  Series  and  Core  Plus  Bond  Series  were  not  active  as  of  December  31,  2004.



Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

Investment  &  Account  Information

Offering  of  Shares
Shares of the Series are offered to persons who are discretionary investment account clients or employees of the Fund's Advisor or its affiliates. In addition, shares of certain of the Series included in this prospectus are offered to investors who purchase shares directly from the distributor. All orders to purchase shares on behalf of discretionary investment account clients will be processed at the net asset value next determined after receipt by the transfer agent of a duly completed purchase order transmitted by the Advisor to the transfer agent.

Currently, there is no initial minimum investment for investment advisory accounts of the Advisor and its affiliates. For employees of the Advisor or its affiliates, the minimum initial investment is $250; this minimum is waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund has the right to refuse any order. The Fund may suspend offering shares of these Series to other than discretionary accounts of the Advisor.

Manning & Napier Investor Services, Inc. acts as distributor of the Fund shares. There are no additional costs to clients for this service.

How  to  Redeem  Shares
Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions signed by all the registered owners of the account.

All redemption orders received in good order (i.e., with all required information, signatures, and documentation) by the transfer agent before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m., Eastern time, although it may be earlier. Orders received after the close of trading will be executed at the next business day's share price. The Fund is open for business each day the NYSE is open. Proceeds of the sale will be forwarded to the custodian of the account.

Each Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. The Fund may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Excessive  Trading
The Series are intended for long-term investment purposes only. The Fund's Board of Directors has adopted policies and procedures designed to detect and deter "market timing" or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by excessive trading include interfering with the efficient implementation of the Series' investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series' investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The Fund's service providers will take steps reasonably designed to detect and deter excessive trading by direct shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Directors. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions placed by direct shareholders through financial intermediaries in violation of the Fund's excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund. Despite their efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. As a result, the Fund cannot assure that its policies will be enforced with regard to those Series shares held through such omnibus arrangements (which may represent a majority of a Series' shares), and as a result excessive trading could adversely affect a Series and its long-term shareholders as discussed above. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

A fund that invests in small cap securities, which often trade in lower volumes and may be less liquid than securities of larger companies, may be more susceptible to the risks posed by frequent trading because changes to the Series' portfolio holdings in response to frequent trading may impact the market prices of the small cap securities held by the Series. Like all mutual funds that invest in small cap securities, the Small Cap Series may be susceptible to these risks.

In addition, because several of the Series invest in foreign securities traded primarily on markets that close prior to the time the Series determine their NAVs, the risks posed by frequent trading may have a greater potential to dilute the value of those Series' shares held by long-term shareholders than a Series investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Series takes place after the close of the primary foreign market, but before the time that the Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Series' shares by virtue of their Series share transaction, if those prices do not reflect the fair value of the foreign securities. Although the Series have procedures designed to determine the fair value of foreign securities for purposes of calculating their net asset values when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Series use fair value pricing, see "Valuation of Shares."




Direct shareholders may make up to 2 "round trips" into or out of a Series during any twelve month period. A "round trip" is defined as a redemption or exchange out of a Series followed by a purchase or exchange back into the same Series. For direct shareholders who exceed this amount, the Fund may reject future purchase and exchange orders that the Advisor believes, in its discretion, would be harmful or disruptive to the Series. The Fund reserves the right to limit the amount of an exchange and reject an exchange at any time in its sole discretion.


The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. If you own your shares through an account maintained by a financial intermediary, your financial intermediary's policies regarding excessive trading may differ from those of the Fund. The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Valuation  of  Shares
The Series offer their shares at the net asset value (NAV) per share of the Series. The Series calculate their NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAV and transaction deadlines to that time.

The Series generally value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. In calculating their NAV, the Series generally value their investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Series' U.S. stock holdings consist primarily of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by the Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Disclosure  of  the  Series'  Portfolio  Holdings
The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission
(SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC's website, www.sec.gov. In addition, each Series' month-end and quarter-end complete portfolio holdings are available on the Fund's website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information ("SAI").

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions

The  Series  generally:
-  Pay  dividends  once  a  year,  in  December.
-  Make capital gains distributions, if any, once a year, typically in December.

Each Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends paid by each Series are reinvested in additional shares of the same class of that Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction . . . . . . . . . . . . .  Federal Tax Status

Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income unless they qualify for treatment as
                                       qualified dividend income



For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by a Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

The financial highlights tables are intended to help you understand the Series' financial performance for the past five years or, if shorter, for the period of the Series' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series' financial statements, are included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series because those Series had never been activated as of December 31, 2004, and therefore they have no financial history.

Small  Cap  Series  -  Class  A  Shares



                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $              13.12   $    9.52   $   11.49   $   10.57   $   10.53
Income (loss) from investment operations:
Net investment income (loss) . . . . . . . .                 (0.07)      (0.04)      (0.03)         _2        0.03
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                  2.66        3.64       (1.94)       2.26        0.90
Total from investment
 Operations. . . . . . . . . . . . . . . . .                  2.59        3.60       (1.97)       2.26        0.93
Less distributions to shareholders:
From net investment income . . . . . . . . .                     _           _           _          _2       (0.09)
From net realized gain on
 Investments . . . . . . . . . . . . . . . .                 (0.70)          _           _       (1.34)      (0.80)
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .                 (0.70)          _           _       (1.34)      (0.89)
Net asset value - End of
 Year. . . . . . . . . . . . . . . . . . . .  $              15.01   $   13.12   $    9.52   $   11.49   $   10.57
Total return1. . . . . . . . . . . . . . . .                 19.81%      37.82%    (17.15%)      22.05%       9.43%
Ratios (to average net assets)/Supplemental
Data:
Expenses*. . . . . . . . . . . . . . . . . .                  1.22%       1.22%       1.24%       1.19%       1.14%
Net investment income (loss)
                                                            (0.54%)     (0.39%)     (0.28%)       0.01%       0.24%
Portfolio turnover . . . . . . . . . . . . .                    61%         42%         70%         88%         56%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $            169,438   $ 139,909   $  95,772   $ 108,525   $  94,748

*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.01%     0.01%     N/A     N/A     N/A

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  the  year.
2Less  than  $0.01  per  share.

Financial  Highlights

Technology  Series



                                               For the Period
For the Years Ended                              8/8/001 to
                                                  12/31/04       12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each period):
Net asset value -
 Beginning of period . . . . . . . . . . . .  $          7.44   $    3.73   $    5.91   $    7.16   $   10.00
Income (loss) from investment operations:
Net investment loss. . . . . . . . . . . . .          (0.04)3       (0.03)    (0.03)3       (0.03)      (0.02)
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .             0.79        3.74       (2.15)      (1.22)      (2.82)
Total from investment operations . . . . . .             0.75        3.71       (2.18)      (1.25)      (2.84)
Net asset value - End of
 period. . . . . . . . . . . . . . . . . . .  $          8.19   $    7.44   $    3.73   $    5.91   $    7.16
Total return2. . . . . . . . . . . . . . . .            10.08%      99.46%    (36.89%)    (17.46%)    (28.40%)
Ratios (to average net assets)/Supplemental
Data:
Expenses*. . . . . . . . . . . . . . . . . .             1.20%       1.20%       1.20%       1.20%     1.18%4
Net investment loss
                                                       (0.52%)     (0.58%)     (0.71%)     (0.49%)   (0.71%)4
Portfolio turnover . . . . . . . . . . . . .               50%         83%        137%         63%         13%
Net assets - End of period (000's
 omitted). . . . . . . . . . . . . . . . . .  $        63,321   $  20,032   $  10,178   $  53,071   $  66,624


*The  investment  advisor did not impose all of its management fee. If these expenses had been incurred by the
Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.16%     0.81%     0.41%     0.11%     N/A

1Recommencement  of  operations.
2Represents  aggregate  total  return for the period indicated, and assumes reinvestment of all distributions.
Total  return  would have been lower had certain expenses not been waived during the period. Periods less than one  year  are  not  annualized.
3Calculated  based  on  average  shares  outstanding  during  the  period.
4Annualized.

Financial  Highlights

International  Series



                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $               8.83   $    6.67   $    7.89   $   10.40   $   17.43
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .                  0.08        0.07        0.07        0.05        0.04
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                  1.44        2.72       (1.20)      (2.18)      (0.83)
Total from investment
 operations. . . . . . . . . . . . . . . . .                  1.52        2.79       (1.13)      (2.13)      (0.79)
Less distributions to shareholders:
From net investment income . . . . . . . . .                 (0.08)      (0.06)      (0.07)      (0.05)      (0.03)
From net realized gain on
 Investments . . . . . . . . . . . . . . . .                 (0.75)      (0.57)      (0.02)      (0.33)      (6.21)
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .                 (0.83)      (0.63)      (0.09)      (0.38)      (6.24)
Net asset value - End of year. . . . . . . .  $               9.52   $    8.83   $    6.67   $    7.89   $   10.40
Total return1. . . . . . . . . . . . . . . .                 17.67%      42.10%    (14.30%)    (20.48%)     (3.03%)
Ratios (to average net assets)/Supplemental
Data:
Expenses . . . . . . . . . . . . . . . . . .                  1.29%     1.30%*        1.32%       1.28%       1.19%
Net investment income. . . . . . . . . . . .                  0.86%       0.94%       0.96%       0.54%       0.28%
Portfolio turnover . . . . . . . . . . . . .                    19%         46%          5%          6%          3%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $            165,917   $ 129,479   $  80,945   $  84,124   $ 119,132


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  the  year  ended  12/31/03.

Financial  Highlights

Life  Sciences  Series



                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $              11.96   $    9.35   $   12.52   $   12.69   $   10.80
Income (loss) from investment operations:
Net investment loss. . . . . . . . . . . . .                 (0.07)      (0.02)      (0.02)      (0.04)      (0.03)
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                  0.43        2.76       (2.23)       1.47        9.00
Total from investment
 Operations. . . . . . . . . . . . . . . . .                  0.36        2.74       (2.25)       1.43        8.97
Less distributions to shareholders:
From net investment income . . . . . . . . .                     _           _          _2       (0.05)         _2
From net realized gain on
 Investments . . . . . . . . . . . . . . . .                 (0.43)      (0.13)      (0.92)      (1.55)      (7.08)
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .                 (0.43)      (0.13)      (0.92)      (1.60)      (7.08)
Net asset value - End of year. . . . . . . .  $              11.89   $   11.96   $    9.35   $   12.52   $   12.69
Total return1. . . . . . . . . . . . . . . .                  3.03%      29.39%    (17.93%)      11.70%      87.31%
Ratios (to average net assets)/Supplemental
Data:
Expenses*. . . . . . . . . . . . . . . . . .                  1.18%       1.18%       1.20%       1.14%       1.11%
Net investment loss
                                                            (0.62%)     (0.19%)     (0.25%)     (0.36%)     (0.30%)
Portfolio turnover . . . . . . . . . . . . .                   109%         86%         76%        120%        162%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $            185,487   $ 164,990   $ 120,245   $ 141,039   $ 138,063


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.04%     0.01%     N/A     N/A     N/A

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  the  year.
2Less  than  $0.01  per  share.

Financial  Highlights

World  Opportunities  Series  Class  A  Shares



                                               For the Years Ended
                                                    12/31/04          12/31/03    12/31/02    12/31/01    12/31/00
Per share data (for a share outstanding
Net asset value -
 Beginning of year . . . . . . . . . . . . .  $               6.84   $    5.28   $    5.98   $    6.18   $    9.30
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .                  0.05        0.06        0.06        0.06        0.42
Net realized and unrealized gain (loss) on
Investments. . . . . . . . . . . . . . . . .                  1.68        1.56       (0.71)      (0.09)       0.27
Total from investment operations . . . . . .                  1.73        1.62       (0.65)      (0.03)       0.69
Less distributions to shareholders:
From net investment income . . . . . . . . .                 (0.06)      (0.06)          _       (0.17)      (0.99)
From net realized gain on
 Investments . . . . . . . . . . . . . . . .                 (0.18)         _2       (0.05)          _       (2.82)
Total distributions to
 Shareholders. . . . . . . . . . . . . . . .                 (0.24)      (0.06)      (0.05)      (0.17)      (3.81)
Net asset value - End of
 Year. . . . . . . . . . . . . . . . . . . .  $               8.33   $    6.84   $    5.28   $    5.98   $    6.18
Total return1. . . . . . . . . . . . . . . .                 25.42%      30.80%    (10.78%)     (0.30%)       7.96%
Ratios (to average net assets)/Supplemental
Data:
Expenses . . . . . . . . . . . . . . . . . .                  1.26%     1.27%*        1.30%       1.21%       1.19%
Net investment income. . . . . . . . . . . .                  0.75%       1.25%       1.10%       0.95%       1.61%
Portfolio turnover . . . . . . . . . . . . .                    42%         31%         41%         42%         52%
Net assets - End of year (000's
 omitted). . . . . . . . . . . . . . . . . .  $            160,895   $ 119,845   $  78,772   $  83,196   $  83,843


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  the  year  ended  12/31/03.
2Less  than  $0.01  per  share.

Financial  Highlights

High  Yield  Bond  Series



                                                     For the Period    For the Period
1/1/04 to                                              3/3/031 to
                                                        9/15/042          12/31/03
Per share data (for a share outstanding
throughout each period):
Net asset value - Beginning of period. . . . . . .  $         10.43   $         10.00
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .             0.40              0.45
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . . . . . .            (0.02)             0.48
Total from investment operations . . . . . . . . .             0.38              0.93
Less distributions to shareholders:
From net investment income . . . . . . . . . . . .            (0.41)            (0.44)
From net realized gain on investments. . . . . . .            (0.37)            (0.06)
Total distributions to shareholders. . . . . . . .            (0.78)            (0.50)
Net asset value - End of period. . . . . . . . . .  $        10.035   $         10.43
Total return3. . . . . . . . . . . . . . . . . . .           3.62%6              9.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . . . . . .         1.20%4,6            1.20%4
Net investment income. . . . . . . . . . . . . . .         5.24%4,6            5.41%4
Portfolio turnover . . . . . . . . . . . . . . . .             25%6                23%
Net assets - End of period (000's omitted) . . . .  $             _   $        87,375


*The  investment  advisor  did not impose all of its management fee. If these expenses had  been incurred by the Series, the expense ratio (to average net assets) would have been  increased  as  follows:  0.09%4,6  0.08%4

1Commencement  of  operations.
2Date  of  complete  redemption.
3Represents  aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived  during  the  period.  Periods  less  than  one  year  are  not  annualized.
4Annualized.
5Represents the net asset value per share immediately prior to the complete redemption on  September  15,  2004.
6The  Series  ceased  investment operations as of September 15, 2004; therefore, total return  and  ratios  may  not  be  representative  of  an  actively  operating series.

Financial  Highlights

Global  Fixed  Income  Series



                                                For the Period
1/1/03 to                                     For the Years Ended
                                                   2/28/035          12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
Per share data (for a share outstanding
throughout each period):
Net asset value
 Beginning of period. . . . . . . . . . . .  $               9.40   $    8.82   $    9.18   $    9.47   $    9.66   $   10.12
Income (loss) from investment operations:
Net investment income . . . . . . . . . . .                 0.058        0.39       0.492        0.52        0.61        0.60
Net realized and unrealized gain (loss) on
Investments . . . . . . . . . . . . . . . .                  0.12        0.37     (0.44)2       (0.48)      (0.16)      (0.32)
Total from investment operations. . . . . .                  0.17        0.76        0.05        0.04        0.45        0.28
Less distributions to shareholders:
From net investment income. . . . . . . . .                 (0.39)      (0.18)      (0.41)      (0.33)      (0.64)      (0.63)
From net realized gain on
investments . . . . . . . . . . . . . . . .                     _           _           _           _          _3       (0.11)
Total distributions to
 Shareholders . . . . . . . . . . . . . . .                 (0.39)      (0.18)      (0.41)      (0.33)      (0.64)      (0.74)
Net asset value   End of period . . . . . .  $              9.187   $    9.40   $    8.82   $    9.18   $    9.47   $    9.66
Total return1 . . . . . . . . . . . . . . .                1.81%6        8.60%       0.52%       0.51%       4.71%       2.78%
Ratios (to average net assets)/
Supplemental Data:
Expenses. . . . . . . . . . . . . . . . . .              1.40%4,6        1.26%       1.20%       1.13%       1.10%       1.10%
Net investment income . . . . . . . . . . .              3.32%4,6        4.17%     5.00%2        5.38%       5.42%       5.75%
Portfolio turnover. . . . . . . . . . . . .                     0%         20%         21%         24%         10%         29%
Net assets   End of period (000's omitted)
  $_. . . . . . . . . . . . . . . . . . . .  $             86,292   $  83,693   $  80,497   $  91,661   $ 118,793


1Represents  aggregate total return for the period indicated, and assumes reinvestment of distributions. Periods less than one year  are  not  annualized.  2As  required,  effective January 1, 2001, the Series adopted the provisions of the revised AICPA
Audit and Accounting Guide for Investment Companies. The guide requires amortization of premiums and discounts on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by
$0.02,  decrease  net  realized  and  unrealized gains and losses per share by $0.02, and increase the ratio of net investment income  to average net assets from 4.75% to 5.00%. Per share ratios and supplemental data for periods prior to January 1, 2001 have  not  been  restated  to  reflect  this  change  in  presentation.
3Less  than  $0.01  per  share.
4Annualized.
5Date  of  complete  redemption.
6The Series ceased investment operations as of February 28, 2003; therefore, total return and ratios may not be representative of  an  actively  operating  series.
7Represents  the  net  asset  value  per  share  immediately  prior  to  the  complete  redemption  on  February  28,  2003.
8Computed  using  average  shares  outstanding  throughout  the  period.

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
Small  Cap  Series
Commodity  Series
Technology  Series
International  Series
Life  Sciences  Series
World  Opportunities  Series
High  Yield  Bond  Series
Global  Fixed  Income  Series
Financial  Services  Series
Core  Bond  Series
Core  Plus  Bond  Series

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of this prospectus.

How  to  Obtain  the  Shareholder  Reports,  SAI,  and  Additional  Information

- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling
 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Fund nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

                                Exeter Fund, Inc.

              Statement of Additional Information dated May 1, 2005



This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus dated May 1, 2005 for each of the following Series of Exeter Fund, Inc. (the "Fund"): Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series (each a "Series"), copies of which may be obtained from Exeter Asset Management, 1100 Chase Square, Rochester, NY 14604. This SAI also relates to the Class A, B, C, D and E Shares of the Small Cap Series and the World Opportunities Series.



With the exception of the High Yield Bond Series, each Series' audited financial statements from the Series' annual reports for the fiscal year ended December 31, 2004, are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863. The High Yield Bond Series Annual Report for the period January 1, 2004 to September 15, 2004 is located in Appendix D.




TABLE OF CONTENTS

Page


Investment Goals . . . . . . . . . . . . . . . . . .  B-2
Investment Policies and Risks. . . . . . . . . . . .  B-3
Investment Restrictions. . . . . . . . . . . . . . .  B-35
Portfolio Turnover . . . . . . . . . . . . . . . . .  B-42
Disclosure of Portfolio Holdings . . . . . . . . . .  B-43
The Fund . . . . . . . . . . . . . . . . . . . . . .  B-44
Management . . . . . . . . . . . . . . . . . . . . .  B-45
The Advisor. . . . . . . . . . . . . . . . . . . . .  B-54
Distribution of Fund Shares. . . . . . . . . . . . .  B-58
Custodian, Independent Registered Public Accounting
   Firm and Counsel. . . . . . . . . . . . . . . . .  B-59
Purchases and Redemptions. . . . . . . . . . . . . .  B-60
Portfolio Managers . . . . . . . . . . . . . . . . .  B-60
Portfolio Transactions and Brokerage . . . . . . . .  B-67
Net Asset Value. . . . . . . . . . . . . . . . . . .  B-68
Federal Tax Treatment of Dividends and
  Distributions. . . . . . . . . . . . . . . . . . .  B-69
Financial Statements . . . . . . . . . . . . . . . .  B-76
Appendix A - Description of Bond Ratings . . . . . .  B-77
Appendix B - Criteria for the Nominating Committee's
   Consideration of Potential Nominees for the Board  B-83
Appendix C - Proxy Policy. . . . . . . . . . . . . .  B-85
Appendix D - High Yield Bond Series Annual Report. .  B-102




Investment  Goals

Each of the Series' investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies.

For the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series the investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in the goal of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, or Core Plus Bond Series, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. For the other Series, each Series' investment goal is fundamental, which means that the investment goal of a Series may not be changed without the approval of a "majority of the outstanding voting securities" of such Series, as such term is defined in the Investment Company Act of 1940, as amended ("1940 Act"). The New York Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax, under normal circumstances. The Ohio Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax, under normal circumstances. The Diversified Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax, under normal circumstances. These fundamental investment policies may not be changed without the approval of a "majority of the outstanding voting securities" of the Series, as such term is defined in the 1940 Act.

The investment policy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in companies with small market capitalizations. The investment policy of the Commodity Series is to invest, under normal circumstances, at least 80% of its assets in commodity-based industries. The investment strategy of the Technology Series is to invest, under normal circumstances, at least 80% of its assets in stocks of technology-based industries. The investment strategy of the High Yield Bond Series is to invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. The investment strategy of the Life Sciences Series is to invest, under normal circumstances, at least 80% of its assets in stocks of companies involved in the life sciences and related industries. The investment policy of the Financial Services Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services and related industries. The investment policy of the Core Bond Series is to invest, under normal circumstances, at least 80% of its assets in investment grade corporate and pass-through securities and those securities that are designed to track the performance of such securities, including derivatives. The investment policy of the Core Plus Bond Series is to invest, under normal circumstances, at least 80%
of  its  assets  in    corporate  and  pass-through  securities and those
securities that are designed to track the performance of such securities, including derivatives. Each Series will notify its shareholders at least sixty
(60)  days  prior  to  any  change  in  its  respective  policy.

The Small Cap Series, the International Series, the World Opportunities Series, the New York Tax Exempt Series, the Ohio Tax Exempt Series, and the Diversified Tax Exempt Series are diversified mutual funds. The other Series are non-diversified.

Investment  Policies  and  Risks

EQUITY  INVESTMENTS

Common Stocks. Each Series, with the exception of the New York Tax Exempt Series, the Ohio Tax Exempt Series, the Diversified Tax Exempt Series
(hereinafter collectively referred to as the "Tax Exempt Series"), the High Yield Bond Series, and the Global Fixed Income Series, may purchase common stocks. The High Yield Bond Series, Global Fixed Income Series , Core
Bond Series, and Core Plus Bond Series may acquire and hold common stocks temporarily if such investments are acquired in connection with the Series' other investment activities. The Advisor expects to divest the High Yield Bond Series, Global Fixed Income Series , Core Bond Series, and Core Plus
Bond Series of any common stocks they receive promptly after their acquisition. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity.
Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Depository Receipts. Depository Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. American Depository Receipts ("ADRs"), are dollar-denominated Depository Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States.

Depository Receipts may be "sponsored" or "unsponsored." Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Initial Public Offerings. Each Series which may purchase common stock may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Series' purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Preferred Stocks. Each Series may invest in preferred stocks. Preferred stocks may pay a dividend at a fixed rate, and may entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate.

Convertible Securities. Each Series may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. The principal factor in selecting convertible bonds is the potential to benefit from movement in the stock price. There is no minimum rating standard for the debt aspects of such securities. Convertible bonds purchased by a Series may be subject to the risk of being called by the issuer.

Warrants. Each Series (with the exception of the Global Fixed Income Series, Tax Exempt Series, Core Bond Series, and Core Plus Bond Series) may purchase warrants. Warrants acquired by a Series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Fund may or may not be listed on a national securities exchange. None of the Series permitted to invest in warrants may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

REITs. Each Series (with the exception of Core Bond Series and Core Plus Bond Series) may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or its failure to maintain exemption from registration under the 1940 Act.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs. A Series may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended.

Trust Certificates, Partnership Interests and Equity Participations. Each Series (with the exception of Core Bond Series and Core Plus Bond Series) may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.


FIXED  INCOME  INVESTMENTS

Corporate Debt Obligations. Each Series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association ("Fannie Mae"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks ("FHLB"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association ("Sallie Mae").

Obligations of U.S. Government agencies and instrumentalities such as Fannie Mae, FHLB, FHLMC and Sallie Mae are not supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A Series will invest in securities of such instrumentality only when the Fund's investment advisor, Exeter Asset Management (the "Advisor"), is satisfied that the credit risk with respect to any instrumentality is consistent with the Series' goal and strategies.

Mortgage-Backed Securities. Each Series, except for the Tax Exempt Series, may invest in mortgage-backed securities which represent an interest in a pool of mortgage loans. These securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Series, except for the Tax Exempt Series, may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity Series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Asset-Backed Securities. Each Series, except for the Tax Exempt Series, may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

High Yield Securities. High yield securities are fixed income securities that are rated below BBB by S&P or Baa by Moody's and are considered to be "below investment grade" because they are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The Global Fixed Income Series, World Opportunities Series, and Core Plus Bond Series may invest up to 20% of their assets in corporate debt securities rated below investment grade. Under normal circumstances, the High Yield Bond Series will invest at least 80% of its assets in bonds rated below investment grade and similar investments. The High Yield Bond Series may invest up to 100% of its assets in corporate or government debt securities rated below investment grade.

Market prices of these securities may fluctuate more than higher rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event the Global Fixed Income Series or World Opportunities Series purchases an investment grade fixed income security that is subsequently downgraded to a high yield security, as discussed in this paragraph, the Advisor will review and take appropriate action with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings. For a description of the above ratings, see Appendix A.

Yankee Bonds. Each Series may invest in U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act ("Yankee bonds"). These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee bonds, as obligations of foreign issuers, are subject to the same types of risks discussed in "Risk of Foreign Securities" below. The Yankee bonds selected for a series will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies. The Global Fixed Income Series, High Yield Bond Series, Core Bond Series, and Core Plus Bond Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union and the European Investment Bank. For concentration purposes, supranational entities are considered an industry.

Zero-Coupon Bonds. Each of the Series may invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments. Certain of the obligations purchased by a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Short-Term Investments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody's, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix.

Risks of Fixed Income Securities. Investments in fixed income securities may subject a Series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.


OTHER  INVESTMENTS

Foreign Securities. The International Series will, under normal circumstances, invest at least 65% of its total assets, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries. In addition, it may also invest up to 35% of its total assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The Global Fixed Income Series will, under normal circumstances, have at least 65% of the value of its total assets invested in fixed income securities of issuers located in three or more countries. In addition, the Commodity Series may invest up to 100%, the Life Sciences Series may invest up to 25% of its assets, the High Yield Bond Series may invest up to 50%, and each other Series, with the exception of the Tax Exempt Series, may invest up to 10% of its assets in foreign securities which are not publicly traded in the United States. The Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, World Opportunities Series, and the Tax Exempt Series will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series that may invest in equity securities may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

Each of the above Series' restrictions on investment in foreign securities as described above are fundamental policies that cannot be changed without the approval of a majority of the outstanding voting securities of the Series, as defined in the 1940 Act.

The Financial Services Series may invest up to 10% of its assets in foreign securities, including those that are not publicly traded in the United States. The Financial Services Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies. The Core Plus Bond Series may invest up to 20% of its assets in non-dollar denominated securities, including securities issued by companies located in emerging markets. Each of the Core Bond Series, Core Plus Bond Series, and Financial Services Series will invest no more than 20% of its assets in securities issued by any one foreign government.

There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. The Global Fixed Income Series and Core Plus Bond Series' policies under which they have no limit on the amount they may invest in any one country may involve a higher degree of risk than if the Series were more diversified among countries. The special risks associated with investing in a small number of countries include a greater effect on portfolio holdings of country-specific economic factors, currency fluctuations, and country-specific social or political factors. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

A Series' investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series' investments are denominated relative to the U.S. dollar will affect the Series' net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series' securities are quoted would reduce the Series' net asset value per share.

Small and mid-size company securities. Under normal circumstances, the Small Cap Series will invest at least 80% of its assets in securities of companies with small market capitalizations, defined, generally, as companies whose market capitalization is in the range of those companies included in the Russell 2500 Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $4.6 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the index. In addition, each of the Series that may invest in equity securities may invest in small and mid-size companies. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. They may have limited trading markets that may be subject to wide price fluctuations. Small and mid-size companies may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. Small and mid-size companies may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small and mid-size companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small and mid-size companies may suffer significant losses.

COMMODITY SECURITIES. THE COMMODITY SERIES CONCENTRATES ITS INVESTMENTS IN THE SECURITIES OF COMPANIES IN COMMODITY-BASED INDUSTRIES. UNDER NORMAL CIRCUMSTANCES, THE COMMODITY SERIES WILL INVEST AT LEAST 80% OF ITS ASSETS IN SECURITIES OF COMPANIES IN COMMODITY-BASED INDUSTRIES. THE SPECIAL RISK ASSOCIATED WITH INVESTING IN COMMODITY -BASED INDUSTRIES IS
THAT EARNINGS AND DIVIDENDS ARE GREATLY AFFECTED BY CHANGES IN THE PRICES OF, AND IN SUPPLY AND DEMAND FOR, CERTAIN COMMODITIES. PRICES AS WELL AS SUPPLY AND DEMAND FACTORS CAN FLUCTUATE SIGNIFICANTLY OVER A SHORT PERIOD OF TIME DUE TO SUCH FACTORS AS: POLICIES OF COMMODITY CARTELS; CHANGES IN INTERNATIONAL POLITICS; THE REGULATORY ENVIRONMENT; GOVERNMENTAL SUBSIDY AND TAX POLICIES; WEATHER; AND THE ECONOMIC GROWTH AND POLITICAL STABILITY OF COUNTRIES WHICH PRODUCE OR CONSUME LARGE AMOUNTS OF VARIOUS COMMODITIES.

Technology securities. The Technology Series concentrates its investments in the securities of companies in technology -based industries.
Under normal circumstances, the Technology Series will invest at least 80% its assets in securities of companies in technology-based industries. Earnings prospects of these companies may be particularly uncertain or volatile for a variety of reasons. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. These companies may also have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Products and services they offer may not prove to be commercially successful or may be rendered obsolete by advances in science and technology. Prices of technology company stocks often change collectively without regard to the merits of individual companies. In addition, biotechnology companies may be subject to extensive regulatory requirements causing considerable expense and delay. These industries are also characterized by competition and rapid technological developments that may make a company's products or services obsolete in a short period of time. Hence, such stocks may exhibit relatively high price volatility and involve a high degree of risk.

Life sciences securities. The Life Sciences Series concentrates its investments in the securities of companies involved in the life sciences industry .  Under  normal  circumstances,  the Life Sciences Series will  invest  at  least  80% of its assets will be concentrated in securities of
companies  involved  in  the  life  sciences   industry .  Earnings
prospects of these companies may be uncertain or volatile for a variety of reasons. For example, the life sciences industry is subject to substantial government regulation and, in some instances, funding or subsidies. Accordingly, changes in government policies or regulations could have a material effect on the demand and/or supply of products and services. Also, life
sciences  companies   may be subject to extensive regulatory requirements
that may cause considerable expense and delay. In addition, scientific and technological advances present the risk that products and services may be subject to rapid obsolescence. Moreover, there may be significant liability risks associated with medical or environmental products and services. Further, companies in this sector face the risks associated with developing and commercializing new products, including uncertainty in timing and the possibility of failure.

Financial services securities. The Financial Services Series concentrates its investments in the securities of companies in the financial services industry .  Under  normal  circumstances  at  least  80%  of  the
Series'   assets  will  be  invested  in securities of companies in the
financial  services    industry .  Earnings  prospects of these
companies may be uncertain or volatile for a variety of reasons. These companies may be subject to uncertainties from changes in: interest rates; the rate of inflation; the quality of their loan or investment portfolios; government policies involving regulation or taxation; the ability or willingness of consumers, companies, and governments to repay loans; and the economic growth and political stability of outstanding debtor nations. Certain financial services companies may also have limited product lines, markets or financial resources, or they may be dependent upon a limited management group or be affected by severe price competition.

Derivative Securities. Each Series may from time to time, in accordance with its respective investment policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest rates, or indices, and include, but are not limited to, futures, options, swaps, index-linked notes, foreign currency exchange contracts, structured notes, and certain asset-backed and mortgage-backed securities.

Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Series will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

The Advisor will evaluate the risks presented by the derivative securities purchased by a Series, and will determine, in connection with its day-to-day management of the Series, how they will be used in furtherance of the Series' investment objectives. It is possible, however, that the Advisor's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Series will, because of the risks discussed above, incur loss as a result of their investments in derivative securities. For more information about the Series' use of derivatives, see "Hedging (Derivative Transactions)" below.

The High Yield Bond Series, Core Bond Series, and Core Plus Bond Series may invest in "index total return swaps" and/or "index-linked notes" to provide exposure to the high yield bond market. An index total return swap is a contract entered into by the Series and a counterparty whereby the Series agrees to deliver a particular income stream to the counterparty in exchange for a corresponding income stream that will replicate the performance of a benchmark of high yield bonds. Swaps are privately negotiated agreements between the two counterparties. Index-linked notes are securities issued by an entity (i.e. a U.S. Agency) whose coupon or principal repayment is dependent upon the total return of given fixed income index (e.g. the Lehman High Yield Index). It is anticipated that a portion of the assets of the Series will consistently be invested in one or both of the aforementioned derivatives.

In the case of the swap, a Series is subject to the counterparty's credit risk (i.e. the possibility that the counterparty will default on its obligations). This risk is somewhat mitigated by the fact that the Series' obligations to pay interest would be discharged if the counterparty defaults. In the case of the index-linked note, the Series is subject to the credit risk of the issuing entity. The Series is also subject to the risk that the swap, and to a lesser extent the index-linked note, is not liquid, and that interest payments from the counterparty and the coupon/principal repayments of the index linked note are subject to the performance of the underlying high yield benchmark.

The Series will earmark or segregate cash or liquid assets in an amount at least equal to the net amount of the excess, if any, of the Series' obligations to the counterparty in relation to the interest payments the Series is entitled to with respect to the swap.

Tax-exempt securities. The New York Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax ("AMT"), under normal circumstances. The Ohio Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including AMT, under normal circumstances. The Diversified Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal income tax, including AMT, under normal circumstances.

Each Tax Exempt Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any "industry". However, tax-exempt securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

Each of the Tax Exempt Series believes that in general the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

It is nonetheless possible that a Tax Exempt Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not by state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax-exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities.

Risk  Factors  Relating  to  New  York  Tax  Exempt  Securities

The following information is a brief summary of certain factors affecting the economies of the State of New York. This information is derived from information that was published prior to the date of this SAI and does not purport to be a complete current description of such factors, nor does it represent a complete analysis of every factor affecting debt obligations of the State. The Fund has not independently verified any information contained in this section. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of the State of New York or other issuers of this State's municipal securities. In addition, the ratings of Moody's, S&P and Fitch, Inc. referred to below represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


New York. New York State is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The financial activities sector share of total wages is particularly large for the State relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector. Important industry sectors in the State include the following: services industries, manufacturing, trade, transportation and utilities, financial activities, agriculture and government.

The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its Agencies and Authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that Agencies, Authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of the Agencies or Authorities suffers serious financial difficulty, both the ability of the State, the City, the State's political subdivisions, the Agencies and the Authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities are adversely affected. Over the long term, the State and City face potential economic problems. The City accounts for a large portion of the State's population and personal income, and the City's financial health affects the State in numerous ways. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements.

The combined state and local taxes of residents of the State, and particularly of residents of New York City, are among the highest in the country, which may limit the ability of the State and its localities to raise additional revenue. In addition, combined state and local debt per capita in the State is significantly above the national average and debt service expenditures have represented an increasing claim on State and local budgets.

New York State. The September 11th terrorist attack had a devastating impact on the New York economy. New York City is still in the process of recovering from the severity of the impact. However, there is evidence that the State economy has emerged from recession and that the State's current economic expansion, estimated to have begun in August 2003, will be sustainable. The State economy has added over 72,000 private sector jobs since August of last year. Total State employment is projected to rise 0.5% in 2004, following a decline of 0.6% in 2003. Wage income is projected to rise 5.6% in 2004, following growth of only 1.4% in 2003. Employment, wage, and total personal income growth projected for 2004 are much closer to historical averages for New York and reflect the belief that the State economy is solidly on an expansionary path. The unemployment rate is projected to fall from 6.3% in 2003 to 6.2% for 2004. The continued strengthening of the State economy will help to sustain the housing market, although not at the fast pace of growth observed in 2004. Moreover, with the pickup in equity market activity toward the end of 2004, the profit outlook for the finance industry is brightening, though the level of profits for the year is not expected to match that of 2003.

The State's 2004-05 Executive Budget recommended actions to close a general fund budget gap of $5.1 billion. The recommendations included $2.6 billion in savings from spending restraint (including program restructuring and the use of alternate funding sources), $972 million in new revenues, and $1.5 billion in other measures. The Executive Budget projected budget gaps of $2.9 billion in 2005-06 and $4.4 billion in 2006-07, a reduction of $3.8 billion and $3.5 billion, respectively, from the initial gaps at the start of the 2004-05 budget cycle. The gap estimates assumed all the Executive budget savings proposals were enacted in their entirety. The Legislature completed action on the budget for the 2004-05 fiscal year on August 11, 2004. The Division of Budget estimates that, in comparison to the Executive Budget, the Legislative Budget Agreement identified $1.1 billion in new General Fund resources to fund $1.5 billion in additions and $280 million in new costs, leaving an imbalance of roughly $600 million to $700 million in 2004-05 and gaps of approximately $6 billion in 2005-06 and $8 billion in 2006-07.

The Governor vetoed General Fund spending additions valued at $235 million in 2004-05, reducing the projected General Fund imbalance in the current year to approximately $400 million. The vetoes are expected to generate comparable savings in 2005-06 and 2006-07. The Governor also vetoed $1.6 billion in new bonding for capital spending approved by the Legislature. Under the State Constitution, the Legislature may take action on the Governor's vetoes through December 31, 2004, or enact additional appropriations, subject to gubernatorial veto, at any time during the 2004-05 fiscal year.

In order to assure budget balance in the current fiscal year and to begin to address the 2005-06 and 2006-07 budget gaps, the Governor has directed the Division of the Budget to develop a Fiscal Management Plan to reduce State Operations costs, curtail non-essential spending, and identify other cost containment actions to bring the General Fund into balance. Elements of the Plan include continuing statewide austerity measures that limit discretionary spending, ban non-essential travel, and restrict or terminate lower-priority capital spending and other contractual liabilities; updating agency management plans to eliminate, consolidate, and streamline governmental services; maximizing Federal aid; and developing cost containment proposals that can be presented for legislative action later this year.

As of the date of this SAI, S&P rates the State's general obligation bonds AA, Moody's rates the State's general obligation bonds A1, and Fitch rates the State's general obligation bonds AA-. In September 2004, S&P changed its outlook on the State to stable. In November 2004, Moody's placed a positive outlook on the State.

New York City. In response to the City's fiscal crisis in 1975, the State took action to help the City return to fiscal stability. These actions included providing the City with financing assistance and overseeing the City's financial affairs. As required, the City now prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue, and expense projections, and outlines proposed gap-closing programs for years with projected budget gaps. To successfully implement its financial plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to fund seasonal needs and recovery costs related to the attacks on the World Trade Center. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

As of the date of this SAI, Moody's, S&P and Fitch currently rate the City's outstanding general obligation bonds A2, A and A+, respectively. In January 2004, Moody's changed the City's outlook to stable from negative. S&P changed its outlook for the City from negative to stable in May 2003. Currently, Fitch has a stable outlook on the City.




HEDGING  (DERIVATIVE  TRANSACTIONS)

All of a Series' policies regarding options, except those of the Financial Services Series, Core Bond Series, and Core Plus Bond Series, discussed below are fundamental, and may only be changed by a shareholder vote.
In General. Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks (fixed income securities in the case of the Global Fixed Income Series, High Yield Bond Series, Core Bond Series, and Core Plus Bond Series); may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options on Securities. As a means of protecting its assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearing house for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a Series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called "deep-in-the-money" options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option written by a Series expires unexercised, the Series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option written by a Series is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will earmark or segregate cash or liquid assets equal to the amount of the Series' assets that could be required to consummate the put options. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where the writer obtains greater current income at the risk of foregoing potential future gains, the purchaser of a put option is in effect foregoing current income in return for reducing the risk of potential future losses.

A Series may purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security and, should the security decline in value below the exercise price of the put option, a Series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that Series at the exercise price. In this case, a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risks Factors and Certain Other Factors Relating to Options. Positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same security, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a Series would be unable to use the cash or liquid assets held as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of contracts, or underlying securities;
(iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular classes or series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Advisor, may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

If a Series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option a Series writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". In accordance with the SEC's current position, a Series will generally also treat as illiquid any OTC option held by it.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

A Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions which the Series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by a Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts. Each Series may enter into stock index futures contracts to provide: (i) a hedge for a portion of the Series' portfolio; (ii) a cash management tool; (iii) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge a Series' portfolio, a Series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The Series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. A Series will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will earmark or segregate cash or liquid assets in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by a Series upon the purchase or sale of a stock index futures contract. Upon entering into a futures contract, a Series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the Series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and a Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and a Series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, a Series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. A Series may purchase or sell stock index futures contracts with respect to any stock index, but the Advisor anticipates that it will sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series' portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical underlying with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realize a gain; if it is more, the Series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realize a gain; if it is less, the Series realize a loss. If the Series are not able to enter into offsetting transactions, a Series will continue to be required to maintain the margin deposits on the stock index futures contract.

A Series may elect to close out some or all of its futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. A Series may close its positions by taking opposite positions which would operate to terminate its position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Series intend to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist at any particular time. Accordingly, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, a Series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by a Series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series' portfolio securities sought to be hedged.

Successful use of stock index futures contracts by a Series for hedging purposes also depends on the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Series has sold futures to hedge its portfolio against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in the Series' portfolio might decline. If this were to occur, the Series would lose money on the futures and also would experience a decline in value in its portfolio securities. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Series' portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that they had hedged, because they would have offsetting losses in their futures positions. In addition, in such situations, if a Series had insufficient cash, it might have to sell securities to meet its daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, a Series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the futures contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

A Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures on Securities. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on municipal securities but are traded on government securities, broad-based indexes of securities, and certain corporate equity securities (single stock futures). Accordingly, these futures contracts will primarily consist of futures based on government securities (i.e., Treasury Bonds). By purchasing futures on securities, a Series will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Series' futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series is authorized to enter into forward foreign currency exchange contracts. In addition, each Series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Each Series will earmark or segregate cash or liquid securities equal to the amount of that Series' assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be earmarked or segregated daily so that the value will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts. Each Series is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. A Series will not enter into a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. A Series will comply with guidelines established by the SEC with respect to covering of obligations under future contracts and will earmark or segregate cash and/or liquid securities in the amount prescribed.

Although each Series intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options is dependent on the existence of a liquid secondary market. It is not certain that a liquid market will exist for any particular futures contracts. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by a Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or by earmarking or segregating cash or liquid securities in an amount sufficient to fulfill the obligations undertaken by the futures contract. A put option sold by a Series is covered when, among other things, cash or liquid assets are earmarked or placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options. Each Series, except for the Tax Exempt Series, is authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. A Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a higher return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors that influence foreign exchange rates and investments generally.

Risks Associated with Hedging Strategies. There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.

OTHER  INVESTMENT  POLICIES

Repurchase Agreements. Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from various financial institutions such as a bank or broker-dealer (a "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

Investment Companies. Investment company securities are securities of other open-end or closed-end investment companies or unit investment trusts. The World Opportunities Series, High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series may invest in securities of open-end investment companies, including exchange-traded funds ("ETFs") organized as open-end investment companies. None of the other Series will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment). Each Series may invest in shares of closed-end investment companies traded on national exchanges to the extent permitted by applicable law. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Series' total assets in any one investment company and no more than 10% in any combination of investment companies. A Series will not invest in investment companies in excess of these limits except to the extent permitted by any rule, regulation or order of the U.S. Securities and Exchange Commission (the "SEC"). A Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. To the extent a Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. The Series do not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. A Series also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). Each Series may invest in securities of ETFs that are registered as UITs. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Securities Lending. The High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Series' Board of Directors. These loans, if and when made, may not exceed 33 1/3% of a Series' total assets taken at value (including the loan collateral). A Series will not lend portfolio securities to its investment advisor, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Series.

By lending its securities, a Series may increase its income by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.
A Series may pay a part of the income earned to a third party (such as the Fund's custodian) for acting as the Series' securities lending agent. A Series will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower;
(ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Series must be able to terminate the loan on demand; (iv) the Series must receive reasonable interest on the loan, in addition to payments reflecting the amount of any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Series must terminate the loan and regain the right to vote the securities. Loans may involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Series' ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays.

Short Sales. Each Series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. Except for the Financial Services Series, Core Bond Series, and Core Plus Bond Series, no more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. No Series currently intends to engage in short sales against the box. A short sale against the box may be a taxable transaction for a Series.

Forward Commitments or Purchases on a When-Issued Basis. Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Restricted Securities. Each Series may invest in "restricted securities" subject to the 10% net asset limitation regarding illiquid securities; however, the High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series are each subject to a 15% net asset limitation. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers." The result has been the development of a more liquid and efficient institutional resale market for restricted securities. The Advisor, pursuant to policies determined by the Fund's Board of Directors and subject to their oversight, may determine that Rule 144A securities are liquid.

Diversification. The Commodity Series, Technology Series, High Yield Bond Series, Life Sciences Series, Global Fixed Income Series, Financial Services
Series, Core Bond Series, and Core Plus Bond Series are non-diversified, as defined in the 1940 Act, which means that a relatively high percentage of assets of each Series may be invested in the obligations of a limited number of issuers. The value of shares of these Series may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. These Series intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Series be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

Investment  Restrictions

Each Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Series' outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The following restrictions apply to all the Series with the exception of the High Yield Bond Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series:

1. None of the Series may borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding;

2. With respect to 75% of its total assets, the Small Cap Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series may not invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer;

3. The Small Cap Series, International Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. government securities);

4. None of the Series may invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days;

5. Each Series may purchase shares of closed-end (and the World Opportunities may also purchase shares of open-end) investment companies that are traded on national exchanges to the extent permitted by applicable law.

6. None of the Series may make loans, except that each may invest in debt securities and repurchase agreements;

7. None of the Series may purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions);

8. None of the Series may make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless no more than 25% of a Series' net assets (taken at a current value) are held as collateral for such sales at any one time;

9. Issue senior securities or pledge its assets, except that each Series may invest in futures contracts and related options;

10. None of the Series may buy or sell commodities or commodity contracts (the Small Cap, Commodity, Technology, International, Life Sciences, Global Fixed Income, and World Opportunities Series expressly provide that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although each Series may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

11. None of the Series may act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

12. None of the Series may make investments for the purpose of exercising control or management;

13. None of the Series may participate on a joint or joint and several basis in any trading account in securities;

14. None of the Series may invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

15. None of the Series may purchase foreign securities if as a result of the purchase of such securities more than 10% of a Series' assets (25% in the case of the Life Sciences Series and 100% in the case of the International, Global Fixed Income, World Opportunities and Commodity Series) would be invested in foreign securities provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market;

16. None of the Series (except for the Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series) may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

In  addition  to  the  foregoing:

17. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. None of the Series, except the World Opportunities Series, will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

18. The Series' investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

19. The Series will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

20. The Series will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Series' assets would be invested in securities of such companies.

In addition, the following apply to the Commodity, Technology and Life Sciences, respectively.

21. The Commodity Series may not purchase any securities that would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and (iii) investments in securities of companies in commodity-based industries.

22. The Technology Series may not purchase any securities that would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and (iii) investments in the securities of companies in technology-based industries.

23. The Life Sciences Series may not purchase any securities that would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and
(iii) investments in the securities of companies involved in the life sciences industry.


In addition, the Commodity Series is subject to the following investment limitation which is not fundamental: The Public Utility Holding Company Act of 1935 ("PUHCA") places certain restrictions on affiliates of public utility companies as defined in PUHCA. The Commodity Series will not acquire 5% or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.

Except for the limitation on borrowings, all of the above percentage limitations are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The  High  Yield  Bond  Series  may  not:

1. Purchase any securities which would cause more than 25% of the total assets of the series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions.

2. Borrow, except that the series may (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) to the extent consistent with the series' investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the series will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Make loans, except that the series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

4. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the series may (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the series' investment objective and policies.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

The following non-fundamental policies apply to the High Yield Bond Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The  High  Yield  Bond  Series  may  not:

1.     Invest  in  companies  for  the  purpose  of  exercising  control.

2. Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

3. Invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

4. Sell securities short unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount of, the securities sold short (short sale against the box), and unless no more than 25% of the series' net assets (taken at a current value) are held as collateral for such sales at any one time.

5. Purchase securities on margin, except that the series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

In  addition:

Under the Investment Company Act of 1940 and the rules and regulations thereunder, the High Yield Bond Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the series. The series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

The High Yield Bond Series' investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following limitations: (1) with respect to the series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the series; (2) the series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by the series will not exceed 5% of the total assets of the series; (4) the security underlying the put or call is within the investment policies of the series and the option is used by the Options Clearing Corporations; and (5) the series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

Except or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of a purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The Financial Services Series, Core Bond Series, and Core Plus Bond Series may not:


1. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions. The foregoing policy applies to the Financial Services Series, except that this Series has adopted a fundamental policy to concentrate its investments in securities issued by companies primarily engaged in the financial services industry.

2. Borrow, except that each Series may (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) to the extent consistent with the series' investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Series will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Make loans, except that each Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

4. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Series may (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein;
(b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series' investment objective and policies.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.


The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

The following non-fundamental policies apply to the Financial Services Series, Core Bond Series, and Core Plus Bond Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The  Series  may  not:

1. Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2. Purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

In  addition:

Under the Investment Company Act of 1940 and the rules and regulations thereunder, a Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Except or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of a purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Portfolio  Turnover

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series expects that its long-term average turnover rate will be less than 100%.
However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence.

Disclosure  of  Portfolio  Holdings

The Fund's Board of Directors has approved a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Series.

Disclosure of the Series' complete portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 31, and December 31) in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report filed with the SEC on Form N-Q. Each series' Annual and Semi-Annual Reports are distributed to shareholders and the most recent Reports are available on the Fund's website (see address below). The series' holdings report on Form N-Q are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. In addition, each series' month-end and quarter-end complete portfolio holdings are available on the Fund's website at www.manningnapieradvisors.com/www/exeter_fund.asp. This information is provided with a lag of at least eight days. The information provided will include the following for each security in the portfolio: security name, CUSIP or Sedol symbol, ticker (for equities only), country, number of shares or units held (for equities), par value (for bonds), and market value as of the date of the portfolio. Portfolio holdings information will be available on the website at least until it is superceded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). This information is publicly available to all categories of persons.

The Fund provides portfolio holdings and information derived from the portfolio holdings to rating and ranking organizations such as Lipper and Morningstar, Inc. in connection with rating the series and mutual fund database services such as Thomson Financial Research in connection with their collection of fund data for their subscribers. The Fund will only disclose such information as of the end of the most recent calendar month, and this information will be provided to these organizations no sooner than the next day after it is posted on the Fund's website, unless the conditions described below relating to the disclosure of "non-public" portfolio holdings information are satisfied. The Fund believes that these organizations have legitimate objectives in requesting such portfolio holdings information.

The Fund's policies and procedures provide that the Fund's chief compliance officer (or her designee) ("CCO") may authorize disclosure of "non-public" portfolio holdings information to rating and ranking organizations, mutual fund databases and other organizations at differing times and/or with different lag times than those described above. Prior to making any disclosure of "non-public" portfolio holdings information to a third party, the CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that conflicts between the interests of the Fund's shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund are addressed. The Fund requires any third party receiving "non-public" portfolio holdings information to enter into a confidentiality agreement with the Fund which provides, among other things, that "non-public" portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the "non-public information" and will use such information solely to analyze and rank a series, or to perform due diligence and asset allocation, depending on the recipient of the information. The Board of Directors will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable.

The Fund does not receive any compensation or other consideration for disclosure of portfolio holdings information.

In addition, the Fund's service providers, such as the Custodian, Administrator and Transfer Agent, may receive daily portfolio holdings information in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Fund or by the nature of its relationship with the Fund.

The  Fund

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. Prior to February 1998, the Fund was named Manning & Napier Fund, Inc. The Board of Directors may, at its own discretion, create additional Series of shares, each of which would have separate assets and liabilities.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of different classes of the same Series may have different net asset values per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

Shares of the Fund may not be available for purchase in every state. If a Series is not registered in a state, investments will not be accepted for the Series from shareholders in that state, and requests to exchange from another Series into that Series also will not be accepted. Please contact the Fund at 1-800-466-3863 for information about state availability.

Management

The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, custodian and distributor. In carrying out their duties, the Directors follow the provisions of the General Laws of the State of Maryland governing corporations. The day-to-day operations of the Fund are delegated to the Fund's officers and to the Advisor. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years.
Unless specific dates are provided, the individuals have held the listed positions for longer than five years.




Interested Director
Name:. . . . . . . . . . . . . . . . . . . . . . .  B. Reuben Auspitz*
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  58
Current Position(s) Held with Fund:                 Principal Executive Officer,
.. . . . . . . .                                     President, Chairman and Director
Term of Office & Length of Time Served:             Indefinite - Director since 1984.
                                                    President since 20041, Vice President
.. . . . . .                                         1984 - 2003
Principal Occupation(s) During Past 5 Years:        Executive Vice President, Co-
                                                    Executive Director, Executive Group
                                                    Member** and Chief Compliance
                                                    Officer since 2004, Manning & Napier
                                                    Advisors, Inc.
                                                    President and Director, Manning &
                                                    Napier Investor Services, Inc.
                                                    Holds or has held one or more of the
                                                    following titles for various
                                                    subsidiaries and affiliates:
                                                    President, Vice President, Director,
                                                    Chairman, Treasurer, Chief
 . . .                                              Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:  21
Other Directorships Held Outside Fund Complex: . .  N/A
--------------------------------------------------  -------------------------------------



Independent Directors

Name:. . . . . . . . . . . . . . . . . . . . . . .  Martin F. Birmingham
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  83
Current Position(s) Held with Fund:                 Director, Governance & Nominating
.. . . . . . . .                                     Committee Member
Term of Office & Length of Time Served:. . . . . .  Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years:        Advisory Trustee, The Freedom Forum
                                                    (nonpartisan, international
 . . .                                              foundation)
Number of Portfolios Overseen within Fund Complex:  21
Other Directorships Held Outside Fund Complex: . .  N/A
--------------------------------------------------  -------------------------------------


Name:. . . . . . . . . . . . . . . . . . . . . . .  Harris H. Rusitzky
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  70
Current Position(s) Held with Fund:                 Director, Audit Committee Member,
                                                    Governance & Nominating Committee
.. . . . . .  . .                                    Member
Term of Office & Length of Time Served:. . . . . .  Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years:        President, The Greening Group
 . . .                                              (business consultants)
Number of Portfolios Overseen within Fund Complex:  21
Other Directorships Held Outside Fund Complex: . .  N/A
--------------------------------------------------  -------------------------------------

Name:. . . . . . . . . . . . . . . . . . . . . . .  Peter L. Faber
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  67
Current Position(s) Held with Fund:                 Director, Governance & Nominating
.. . . . . . . .                                     Committee Member
Term of Office & Length of Time Served:. . . . . .  Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years:        Partner, McDermott, Will & Emery LLP
 . . .                                              (law firm)
Number of Portfolios Overseen within Fund Complex:  21
Other Directorships Held Outside Fund Complex: . .  Partnership for New York City, Inc.
--------------------------------------------------  -------------------------------------



Name:. . . . . . . . . . . . . . . . . . . . . . .  Stephen B. Ashley
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  65
Current Position(s) Held with Fund:                 Director, Audit Committee Member,
                                                    Governance & Nominating Committee
.. . . . . . . .                                     Member
Term of Office & Length of Time Served:. . . . . .  Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years:        Chairman, Director, President &
                                                    Chief Executive Officer, The Ashley
                                                    Group (property management and
 . . .                                              Investment)
Number of Portfolios Overseen within Fund Complex:  21
Other Directorships Held Outside Fund Complex:      Genesee Corporation
                                                    The Ashley Group
 . .                                                Fannie Mae
--------------------------------------------------  -------------------------------------


Officers

Name:. . . . . . . . . . . . . . . . . . . . . . .  Jeffrey S. Coons, Ph.D., CFA
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  41
Current Position(s) Held with Fund:. . . . . . . .  Vice President
Term of Office & Length of Time Served:. . . . . .  Since 20041
Principal Occupation(s) During Past 5 Years:        Executive Group Member** since 2003
                                                    and Co-Director of Research since
                                                    2002, Manning & Napier Advisors,
                                                    Inc.
                                                    Managing Director - Risk Management,
                                                    Manning & Napier Advisors, Inc.,
                                                    1993 - 2002
                                                    Holds one or more of the following
                                                    Titles for various subsidiaries and
                                                    Affiliates: President, Director,
                                                    Treasurer, or Senior Trust Officer

--------------------------------------------------

Name:. . . . . . . . . . . . . . . . . . . . . . .  Christine Glavin
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund:                 Principal Financial Officer, Chief
.. . . . . . . .                                     Financial Officer
Term of Office & Length of Time Served:. . . . . .  Since 20011
Principal Occupation(s) During Past 5 Years:        Fund Accounting Manager, Manning &
 . . .                                              Napier Advisors, Inc.
--------------------------------------------------  -------------------------------------



Name:. . . . . . . . . . . . . . . . . . . . . . .  Jodi L. Hedberg
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  37
Current Position(s) Held with Fund:                 Corporate Secretary, Chief
                                                    Compliance Officer, Anti-Money
.. . . . . . . .                                     Laundering (AML) Compliance Officer
Term of Office & Length of Time Served:             Corporate Secretary since 1997;
.. . . . . .                                         Chief Compliance Officer since 20041
Principal Occupation(s) During Past 5 Years:        Compliance Manager, Manning & Napier
 . . .                                              Advisors, Inc. & affiliates
--------------------------------------------------  -------------------------------------

Name:. . . . . . . . . . . . . . . . . . . . . . .  Alaina V. Metz
Address: . . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                    Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . .  38
Current Position(s) Held with Fund:. . . . . . . .  Special Assistant Secretary
Term of Office & Length of Time Served:. . . . . .  Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years:        Vice President, BISYS Fund Services
                                                    Ohio, Inc. (mutual fund servicing
 . . .                                              Company)
--------------------------------------------------  -------------------------------------



*Interested  Director,  within  the  meaning  of  the  Investment Company Act of 1940 by reason of his position  with  the  Fund's  investment  advisor and distributor. Mr. Auspitz serves as Executive Vice
President  &  Director,  Manning  & Napier Advisors, Inc. and President and Director, Manning & Napier
Investor  Services,  Inc,  the  Fund's  distributor.
**  The  Executive  Group,  which  consists  of  six members, performs the duties of the Office of the
President  of  the  Advisor.
1The  term of office for all officers is one year and until their respective successors are chosen and qualified.


Equity  Ownership  of  Directors  as  of  12/31/04





                                                                                Aggregate Dollar Range of
                                                                                Equity Securities in All
                                                                                Registered Investment
                                    Dollar Range of Equity                      Companies Overseen by
                                    Securities in the Series                    Director in Family of
Name of Director                    covered by this SAI                         Investment Companies
--------------------------------------------------  --------------------------  ----------------------
Martin Birmingham. . . . . . . . .  World Opportunities Series                  Over $100,000
                                    - Over $100,000
                                                    --------------------------  ----------------------
Harris H. Rusitzky                  Small Cap Series - between                  Over $100,000
                                    $50,001 and $100,000
                                    Technology Series - between
                                    $50,001 and $100,000
                                    International Series -
                                    between $50,001 and
                                    $100,000
                                    Life Sciences Series -
                                    between $50,001 and
                                    $100,000
                                    World Opportunities Series -
                                    between $50,001 and
                                    $100,000
                                    New York Tax Exempt Series
                                    - Over $100,000
                                                    --------------------------  ----------------------
Peter L. Faber                      Small Cap Series - between                  Over $100,000
                                    $50,001 and $100,000
                                    International Series - Over
                                    $100,000
                                    Life Sciences Series - Over
                                    $100,000
                                    World Opportunities Series -
                                    Over $100,000
                                    New York Tax Exempt Series
                                 -  Over $100,000
                                    Technology Series - between
                                    $10,001 and $50,000.
--------------------------------------------------  --------------------------
Stephen B. Ashley                   None . . . . . . . . . . . . . . . . . . . .Over $100,000
--------------------------------------------------  --------------------------
Reuben Auspitz                      None . . . . . . . . . . . . . . . . . . . .Over $100,000
--------------------------------------------------  --------------------------



None of the Non-Interested Directors have any beneficial ownership interest in the Fund's Advisor, Manning & Napier Advisors, Inc. dba Exeter Asset Management, or its Distributor, Manning & Napier Investor Services, Inc.

There are two Committees of the Fund: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee members are Harris H. Rusitzky and Stephen B. Ashley. Beginning in 2005, the Audit Committee will meet twice annually , and, if necessary more frequently. The Committee met once during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations.

The Governance and Nominating Committee members are Stephen B. Ashley, Martin F. Birmingham, Peter L. Faber, and Harris H. Rusitzky. The Governance and Nominating Committee meets on an annual basis, and, if necessary more frequently. The Governance and Nominating Committee evaluates candidates' qualifications for Board membership and the independence of such candidates from the investment adviser and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee's procedures for the consideration of candidates for Board membership are attached as Appendix B.
Interested Directors do not receive fees from the Fund. Each Non-Interested Director shall receive an annual fee of $2,500. Annual fees will be calculated monthly and prorated. In addition to the annual fee, each Non-Interested Director shall receive $375 per Board Meeting attended for each active Series of the Fund, plus $500 for any Committee Meeting held on a day on which a Board Meeting is not held.


Compensation  Table  for  Fiscal  Year  Ended  December  31,  2004




                                               Pension or
                                               Retirement
                                               Benefits     Estimated
                                               Accrued as   Annual      Total
                    Position    Aggregate      Part of      Benefits    Compensation
                    with        Compensation   Fund         upon        from Fund and
Name                Registrant  from Fund      Expenses     Retirement  Fund Complex
B. Reuben Auspitz1  Director    $           0  N/A          N/A         $            0
Martin Birmingham.  Director    $      31,750  N/A          N/A         $       31,750
Harris H. Ruitzky.  Director    $      32,250  N/A          N/A         $       32,250
Peter L. Faber . .  Director    $      31,750  N/A          N/A         $       31,750
Stephen B. Ashley.  Director    $      32,250  N/A          N/A         $       32,250


1Interested  Director, within the meaning of the 1940 Act by reason of his position with  the  Fund's  investment  advisor  and  distributor.



As of April 4 , 2005, the directors and officers of the Fund, as a group, owned less than 1% of the Fund.

Board Considerations in Approving the Advisory Agreement. As discussed in the section of this SAI entitled "The Advisor," the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board of Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Directors calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Directors use this information, as well as other information that the Advisor and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting, the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management, fund administration, and other services; (b) the Advisor's investment management personnel; (c) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (d) the Fund's overall fees and operating expenses on both a mean and median basis compared with similar mutual funds as disclosed in the Morningstar database; (e) the level of the Advisor's profitability from its Fund-related operations, both on a gross basis and including the effects of its voluntary and contractual expense reimbursements;
(f) the Advisor's policies on and compliance procedures for personal securities transactions; (g) the Advisor' reputation, expertise and resources in domestic and foreign financial markets; and (h) the Fund's performance over various time periods, including the entire market cycle, compared with similar mutual funds as disclosed in the Morningstar database.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the Agreement. The Directors then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Directors, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the Agreement for another year.

Code  of  Ethics

The Fund, the Advisor, and the Fund's principal underwriter have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under these Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Codes of Ethics is on file with the Securities and Exchange Commission, and is available to the public.

Proxy  Voting  Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by the series to the Advisor, subject to the Board's general oversight. The Advisor has adopted its own proxy voting policies and procedures for this purpose (the "Procedures"), which are attached to this Statement of Additional Information as Appendix C. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

The Fund is required to disclose annually the Fund's complete proxy voting record on Form N-PX. The Fund's proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Exeter Fund, Inc., PO Box 41118, Rochester, NY
14604. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

Control  Persons  and  Principal  Holders  of  Securities

As of April 4 , 2005, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of a Series. Persons who owned of record or beneficially more than 25% of a Series' outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. The Fund believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

Name  and  Address  of  Holder  of  Record     Percentage  of  Series



Diversified Tax Exempt Series - Record Owner
Jupiter & Co.. . . . . . . . . . . . . . . .  68.11%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






International Series - Record Owner
Jupiter & Co. . . . . . . . . . . .  36.32%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






Life Sciences Series - Record Owner
Jupiter & Co. . . . . . . . . . . .  34.24%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






New York Tax Exempt Series - Record Owner
Jupiter & Co. . . . . . . . . . . . . . .  48.38%c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






Ohio Tax Exempt Series - Record Owners
Jupiter & Co.. . . . . . . . . . . . .  46.05%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130

Manning & Napier Advisors, Inc.. . . .  14.18%
FBO Franklin Eck
1100 Chase Square
Rochester, NY 14604






Small Cap Series - Class A Shares - Record Owners
Jupiter & Co. . . . . . . . . . . . . . . . . . .  31.58%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130

Wendel & Co.. . . . . . . . . . . . . . . . . . .   7.65%
c/o The Bank of New York
Mutual Fund Reorg Dept - 6th floor
PO Box 1066
New York NY 10268






Technology Series - Record Owner
Jupiter & Co.. . . . . . . . . .  34.33%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






World Opportunities Series - Class A Shares - Record Owners
Jupiter & Co. . . . . . . . . . . . . . . . . . . . . . . .  32.37%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130

National Financial Services LLC . . . . . . . . . . . . . .   6.79%
777 Commerce Blvd.
Carlstadt, NJ 07072






The  Advisor

Exeter Asset Management, a division of Manning & Napier Advisors, Inc. ("MNA"), acts as the Fund's investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund pays the Advisor for the services performed a fee at the annual rate of 0.50% of the average daily net assets of the New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series; 0.60% of the average daily net assets of the Core Bond Series; 0.70% of the average daily net assets of Core Plus Bond Series; and 1.00% of each other Series' average daily net assets. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Series. As described below, the Advisor is separately compensated for acting as transfer agent and accounting services agent for the Series.

Under the Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;
(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the total operating expenses for (i) each of the Tax Exempt Series do not exceed 0.85% of each Series' average daily net assets; (ii) the Core Bond Series does not exceed 0.80% of the Series' average daily net assets (iii) the Core Plus Bond Series does not exceed 0.90% of the Series' average daily net assets; and (iv) the Technology Series, High Yield Bond Series, and Financial Services Series do not exceed 1.20% of each Series' average daily net assets. This agreement will remain in effect until at least April 30, 2006 and may be extended. In addition, the Advisor will voluntarily waive fees and reimburse expenses during the current fiscal year in order to limit total operating expenses, exclusive of distribution and service fees, to 1.22% of the average daily net assets of the Small Cap Series, 1.30% of the average daily net assets of the International Series, 1.27% of the average daily net assets of the World Opportunities Series, 0.75% of the average daily net assets of the New York Tax Exempt Series, 0.78% of the average daily net assets of the Diversified Tax Exempt Series, and 1.18% of the average daily net assets of the Life Sciences Series. The Advisor may change or eliminate all or part of its voluntary waivers at any time.

For periods ended December 31 (unless otherwise indicated), the aggregate total of advisory fees paid by each Series to the Advisor were as follows:




                        2002                       2003                    2004
Series         Fees Paid   Fees Waived   Fees  Paid   Fees Waived Fees Paid    Fees Waived
-------------  ----------  ------------  -----------  ----------  -----------  ----------


Small Cap . .  $1,050,125  N/A           $1,101,739   $   8,276   $1,435,847   $  15,262
-------------  ----------  ------------  -----------  ----------  -----------  ----------

Technology. .  $  185,195  $    129,955  $   27,400   $ 118,285   $  288,037   $  53,033
-------------  ----------  ------------  -----------  ----------  -----------  ----------

International  $  979,447  N/A           $  968,108   $  20,512   $1,419,043   N/A
-------------  ----------  ------------  -----------  ----------  -----------  ----------

World
Opportunities  $  829,425  N/A           $  926,195   $  11,990   $1,354,634   N/A
-------------  ----------  ------------  -----------  ----------  -----------  ----------

New York Tax
Exempt. . . .  $  326,185  N/A           $  301,857   $     453   $  352,452   N/A
-------------  ----------  ------------  -----------  ----------  -----------  ----------

Ohio Tax
Exempt. . . .  $        0  $     56,055  $        0   $  57,680   $   38,925   $  25,378
-------------  ----------  ------------  -----------  ----------  -----------  ----------

Diversified
Tax Exempt. .  $  273,945  N/A           $  278,330   N/A         $  381,896   N/A
-------------  ----------  ------------  -----------  ----------  -----------  ----------

Global Fixed
Income. . . .  $  846,700  N/A           $140,265(1)  N/A         N/A          N/A
-------------  ----------  ------------  -----------  ----------  -----------  ----------

Life Sciences  $1,236,130  N/A           $1,331,824   $  17,146   $1,658,874   $  62,225
-------------  ----------  ------------  -----------  ----------  -----------  ----------
High Yield
Bond. . . . .  N/A         N/A           $598,618(2)  $52,847(2)  $559,348(3)  $56,980(3)
-------------  ----------  ------------  -----------  ----------  -----------  ----------


(1)     For  the  period  January  1,  2003  to  February  28,  2003  (Date  of  Complete
Redemption).
(2)     For  the  period March 3, 2003 (Commencement of Operations) to December 31, 2003.
(3)     For  the  period  January  1,  2004  to  September  15,  2004  (Date  of Complete
Redemption).





The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest;
(iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the Advisor made the decision or took the action which resulted in such claim the Advisor acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

On April 14, 2000 the Advisor became the Fund's accounting services agent. Under a Master Services Agreement effective on that date, the Fund paid the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. For servicing the Small Cap Series, Technology Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Global Fixed Income Series, Life Sciences Series, and High Yield Bond Series in this capacity for the fiscal years ended December 31, 2002, and 2003, the Fund paid the Advisor $526,145 and $536,465 respectively. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 ("BISYS"), under which BISYS will serve as sub-accounting services agent.

On April 30, 1993, the Advisor became the Fund's Transfer Agent. Under an amendment to the Master Services Agreement effective March 26, 2001, the Fund paid the Advisor a fee of $22,000 per Series plus an additional $12.50 per account for providing transfer agency services to the Class A shares of the Small Cap Series and the World Opportunities Series and to the Technology Series, International Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Global Fixed Income Series, Life Sciences Series, Commodity Series and High Yield Bond Series. Additional classes of shares within a Series will be subject to the same fees. In addition, the Fund paid an annual fee of $10 for certain types of retirement plans. For servicing the Small Cap Series, Technology Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Global Fixed Income Series, Life Sciences Series, and High Yield Bond Series in this capacity for the fiscal years ended December 31, 2002, and 2003, the Advisor received $670,840 and $668,650 respectively from the Fund. The Advisor has entered into an agreement with BISYS under which BISYS will serve as sub-transfer agent.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor was amended. Under the amended agreement, for providing accounting and transfer agent services, the Fund will pay the Advisor an annual fee of
 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between 900 million and $1.5 billion, and
  0.07% for net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and accounting-based fees and out-of-pocket expenses will be charged. For servicing the Small Cap Series, Technology Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Life Sciences Series, and High Yield Bond Series in this capacity for the fiscal year ended December 31, 2004, the Advisor received $1,374,556 from the Fund. Pursuant to an agreement with the Advisor dated November 1, 2003, BISYS continues to serve as sub-transfer agent and sub-accounting services agent.

Shares of the Series may be used from time to time as an investment for clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. In connection with these services, the shares of a Series may be utilized as the principal investment medium or, for certain Series, may be used as a means of capturing an investment opportunity in a specific market or industry sectors. Once the Advisor determines that such an investment opportunity has been captured for its discretionary accounts, it generally will sell the shares of the relevant Series from such clients' accounts. The Advisor will monitor the cash flows in and out of the Series resulting from any such activity in an effort to minimize any potential negative impact upon the performance of the Series.

Distribution  of  Fund  Shares

Manning & Napier Investor Services, Inc. (the "Distributor") acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement dated May 11, 1999 (the "Distribution Agreement") which applies to each Class of shares.

The Distribution Agreement will remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement ("Qualified Directors") or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor will not receive compensation for distribution of Class A shares of a Series. The Fund has adopted Plans of Distribution with respect to the Class B, C, D and E Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. Currently, only the Small Cap Series and the World Opportunities Series offer multiple classes pursuant to the Plans. The Advisor may impose separate requirements in connection with employee purchases of the Class A Shares of a Series.

The  Plans

The Fund has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of each Plan must be approved annually by a majority of the Directors of the Fund and by a majority of the Qualified Directors. Each Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. A Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the respective class of the Fund. All material amendments of a Plan will require approval by a majority of the Directors of the Fund and of the Qualified Directors.

The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries"). The Financial Intermediaries may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

The Distributor receives distribution and/or service fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of distribution and/or shareholder services it agrees to provide.

As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to 0.75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to 0.25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

Class B, C, D and E shares were not offered prior to the end of the Series' respective fiscal year ends, and therefore the Distributor received no compensation from the Series for such periods.


  Custodian,  Independent  Registered Public Accounting Firm and Counsel

The custodian for the Fund is Mellon Trust of New England, 135 Santilli Highway, Everett, MA 02149, formerly known as Boston Safe Deposit and Trust Company. The custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Mellon Trust of New England may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that Mellon Trust Company of New England shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the fund.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110 is the Independent Registered Public Accounting Firm for the Series. The financial highlights for the respective series included in the Prospectuses and the financial statements contained in the Annual Reports and incorporated by reference into this Statement of Additional Information for the fiscal year ended December 31, 2004 have been audited by PricewaterhouseCoopers LLP.

The Fund's counsel is Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

Purchases  and  Redemptions

Check Acceptance Policy. The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks, or money orders.

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or
(b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit.

Other Information about Purchases and Redemptions. The Fund has authorized several brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its authorized designee accepts the order, and orders placed with an authorized broker will be processed at the share price of the appropriate Series next computed after they are accepted by the authorized broker or its designee.

Portfolio  Managers

This section includes information about the Funds' portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

For the Series of the Fund that include equity securities, the Advisor's Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. A designated Research Team for each Series implements those policies and guidelines, as well as monitors the investment portfolio for the Series. Each Series' Research Team works with the Advisor's analysts to develop stock recommendations for the Series in line with the Senior Research Group's policies and guidelines. Recommendations for security purchases and sales must be approved by at least one other member of the Series' Research Team and one member of the Senior Research Group before implementation.

For the Series of Fund that invest solely in fixed income securities, the Series' Research Team, led by Jack Bauer, constructs and monitors the Series' portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following individuals serve on the Senior Research Group and/or Research Teams of specific Series of the Fund, as noted. This information is as of December 31, 2004.




                                                     Dollar Range of
                                                          Equity               Dollar Range of
                                                      Securities in                Equity
                                   Fund                 the Series              Securities in
                                Management           covered by this           all Exeter Fund
Name and Title                     Role                    SAI                     Series
--------------------------  -------------------  ------------------------  -----------------------
Christian Andreach,. . . .  Member of Senior         Life Sciences Series -    Between $10,001 and
Senior Analyst . . . . . .  Research Group           between $1 and $10,000    $                50,000
                            -------------------  ------------------------  -----------------------

Jack Bauer, Senior          Member of Tax            None                      None
Analyst.                    Exempt Series, Core
                            Bond Series, Core
                            Plus Bond Series,
                            Global Fixed Income
                            Series, and High
 . . . .                    Yield Bond Series
 . . . . . . . . .          Research Teams
                            -------------------  ------------------------  -----------------------

Jeffrey S. Coons,
Ph.D., CFA, Senior . . . .  Member of Senior         None                     Between $100,001  and
Analyst. . . . . . . . . .  Research Group                                    $               500,000
                            -------------------  ------------------------  -----------------------

Eric Daniels, Analyst.      Member of Life           None                     None
                            Sciences Series
 . .                        Research Team
                            -------------------  ------------------------  -----------------------

Jeff Donlon, Senior.        Member of Senior         None                     None
Analyst.                    Research Group,
                            Member of
 . . .                      Technology Series
 . . . . . . . . .          Research Team
                            -------------------  ------------------------  -----------------------

Brian Gambill, Senior.      Member of Senior         None                     None
Analyst.                    Research Group,
                            Member of
                            International
                            Series and World
                            Opportunities
 . .                        Series Research
 . . . . . . . . .          Teams
                            -------------------  ------------------------  -----------------------

Keith Harwood, Analyst      Member of Core Bond      None                     None
                            Series, Core Plus
                            Bond Series, and
                            High Yield Bond
                            Series Research
.. .                         Teams
                            -------------------  ------------------------  -----------------------

Jeffrey A. Herrmann,        Member of Senior         Life Sciences Series -   Between $50,001 and
Senior Analyst              Research Group,          between $10,001 and      $           100,000
                            Member of International. $            50,000
                            Series, Life             Technology Series -
                            Sciences Series and      between $1 and $10,000
                            World Opportunities.     Small Cap Series -
                            Series Research          between $10,001 and
                            Teams                    $50,000
 . .                                                 World Opportunities
 . . .                                               Series - between $1 and
                                                     $            10,000
                            -------------------  ------------------------  -----------------------

Brian Lester, Senior        Member of Life           None                      None
Analyst. . . .              Sciences Series
 . . . . . . . . .          Research Team
                            -------------------  ------------------------  -----------------------

Jason Lisiak, Analyst.      Member of Small Cap      None                      None
                            Series Research
 . .                        Team
                            -------------------  ------------------------  -----------------------

Michael J. Magiera,         Member of Senior. . .    Small Cap Series -        Between $100,001 and
CFA, Senior Analyst.        Research Group,          between $10,001 and       $            500,000
                            Member of Financial      $          50,000
.. . . .                     Services Series
 . . .                      Research Team
                            -------------------  ------------------------  -----------------------

John Mitchell, Analyst      Member of Financial      None                      Between $1 and$10,000
                            Services Series
 . .                        Research Team
                            -------------------  ------------------------  -----------------------

James Nawrocki, Senior      Member of Tax            None                      None
Analyst.                    Exempt Series, Core
                            Bond Series, Core
                            Plus Bond Series,
                            Global Fixed
                            Income, and High
..                           Yield Bond Series
 . . . . . . . . .          Research Teams
                            -------------------  ------------------------  -----------------------

Ajay Sadarangani,           Member of                None                      Between $1 and $10,000
Senior Analyst. . . . .     Technology Series
 . . . . . .                Research Team
                            -------------------  ------------------------  -----------------------

Walter Stackow,             Member of Small Cap      Small Cap Series -        Between $1 and$10,000
Analyst.. . . . . .         Series Research          between $1 and $10,000
 . . . . . . . . .          Team
                            -------------------  ------------------------  -----------------------

Marc Tommasi, Senior        Member of Senior         None                      None
Analyst.                    Research Group,
                            Member of
                            International
                            Series, World
                            Opportunities
                            Series, and Global
 . . .                      Fixed Income Series
 . . . . . . . . .          Research Teams
                            -------------------  ------------------------  -----------------------

Virge Trotter, Senior.      Member of Financial      None                      None
Analyst. . .                Service Series
 . . . . . . . . .          Research Team
                            -------------------  ------------------------  -----------------------

Jeffrey Tyburski,           Member of Small Cap      Small Cap Series -        Between $1 and$10,000
Senior Analyst. . . . .     Series Research          between $1 and $10,000
 . . . . . .                Team
                            -------------------  ------------------------  -----------------------

Jay Welles, Analyst         Member of                None                      None
                            Technology Series
.. . . .                     Research Team
--------------------------  -------------------  ------------------------  -----------------------





Compensation. Equity and fixed income analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index(R). For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Lehman Bros. Government/Credit Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are
surpassed  by  an  analyst.    Bonuses  are  calculated  by  multiplying the
analyst's total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Exeter Fund that invest in equities are also responsible for managing all other similar portfolios for clients of the Advisor.

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor's other accounts that invest in equities. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor's accounts that hold equities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor's management that hold equities. None of the Advisor's accounts are subject to a performance-based fee. This information is as of December 31, 2004.




                                    Registered                           Other Pooled
Name                          Investment Companies                    Investment Vehicles         Other Accounts
-------------------  --------------------  --------------------  --------------
                                                  Total             Number of       Total      Number of     Total
                      Number of Accounts         Assets*            Accounts        Assets     Accounts      Assets
Christian Andreach.                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
Jeffrey S. Coons. .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
-------------------  --------------------  --------------------  --------------  ------------  --------  --------------
Eric Daniels. . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Jeff Donlon . . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Brian Gambill . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
-------------------  --------------------  --------------------  --------------  ------------  --------  --------------
Jeffrey A. Herrmann                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Brian Lester. . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Jason Lisiak. . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Michael J. Magiera.                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
John Mitchell . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
-------------------  --------------------  --------------------  --------------  ------------  --------  --------------
Ajay Sadarangani. .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
-------------------  --------------------  --------------------  --------------  ------------  --------  --------------
Walter Stackow. . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Marc Tommasi. . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Virge Trotter . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Jeffrey Tyburski. .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
                     --------------------  --------------------  --------------  ------------  --------  --------------
Jay Welles. . . . .                    12  $      1,336,669,205               4  $402,055,091     4,468  $7,524,997,296
-------------------  --------------------  --------------------  --------------  ------------  --------  --------------


*At  times  assets  of  the  Other  Accounts  in  column  3  may  be invested in these registered investment companies.




The Advisor's fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor's accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor's management. None of the Advisor's accounts are subject to a performance-based fee.




                                  Registered                           Other Pooled
Name                        Investment Companies                    Investment Vehicles                    Other Accounts
--------------  --------------------  --------------------  ------------------
                 Number of Accounts      Total Assets*      Number of Accounts  Total Assets   Number of Accounts   Total Assets
Jack Bauer . .                     7  $        761,583,446                   4  $ 402,055,091               4,336  $7,493,266,805
Keith Harwood.                     7  $        761,583,446                   4  $ 402,055,091               4,336  $7,493,266,805
--------------  --------------------  --------------------  ------------------  -------------  ------------------  --------------
James Nawrocki                     7  $        761,583,446                   4  $ 402,055,091               4,336  $7,493,266,805
--------------  --------------------  --------------------  ------------------  -------------  ------------------  --------------


*At  times  assets  of  the  Other  Accounts  in  column  3  may  be  invested  in  these  registered  investment  companies.




Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also traded on a aggregate basis. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor's trading function is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For all the Series with the exception of the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, traders exercise individual discretion in order to get the Advisor's clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending
the  security.   Proprietary  and  third-party  reporting  systems
monitor  implementation  of  trading  programs  across  the  account  base.

For  the  Tax  Exempt  Series,  High  Yield Bond Series, and Global Fixed Income
Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series' Research Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series' portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor's clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.


Portfolio  Transactions  and  Brokerage

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either to the extent permitted by law. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefor.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.






Brokerage  Commissions  paid  in  last  three  fiscal  years


                              2002      2003      2004
Small Cap Series . . . . .  $458,711  $309,424  $459,643

Technology Series. . . . .  $336,630  $ 80,003  $165,817

International Series . . .  $ 34,259  $360,655  $180,571

World Opportunities Series  $162,864  $218,334  $243,501

Life Sciences Series . . .  $407,949  $585,258  $858,040




Directed Brokerage. For the fiscal year ended December 31, 2004, the Series paid brokerage commissions to brokers because of research services provided as follows:




                                  Brokerage
                            Commissions Directed     Aggregate of Dollar
                             in Connection with    Amount Transactions For
                              Research Services     which Such Commissions
Series                            Provided                Were Paid
Small Cap Series . . . . .  $             399,855  $            150,199,949
Technology Series. . . . .  $             159,950  $             62,756,919
International Series . . .  $             166,451  $             54,235,337
World Opportunities Series  $             243,501  $            107,365,521
Life Sciences Series . . .  $             783,909  $            346,063,086




There were no brokerage commissions paid to affiliates during the last three fiscal years.

Regular Broker-Dealers. The Fund's regular broker-dealers are (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Series shares. During the year ended December 31, 2004, none of the Series purchased securities issued by the Fund's regular broker-dealers.

Net  Asset  Value

The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of each Series' shares, common stocks that are traded over the counter or listed on national securities exchanges other than the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (generally 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. Unlisted securities that are not included in such NASDAQ National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars using current exchange rates. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available or for which the Advisor deems the market quotations to be unreliable are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the net asset value of a Series may change at a time when shareholders are not able to purchase or redeem shares.

If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value taking this trading or these events into account.

Federal  Tax  Treatment  of  Dividends  and  Distributions

The following is only a summary of certain tax considerations generally affecting a Series and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the Series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership; and
(2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Series' total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series' total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or the securities (other than the securities of other regulated investment companies) of two or more issuers that the Series controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series' investments. If a Series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a Series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Series' current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intend to make sufficient distributions to avoid imposition of this tax.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Each of the Series receives income generally in the form of dividends and interest on such series' investments. This income, less expenses incurred in the operation of the series, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the series receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Series' shareholder to be qualified dividend income, the Series must meet the holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Series' shares. It is not expected that the High Yield Bond Series, Global Fixed Income Series, the Tax Exempt Series, the Core Bond Series, or the Core Plus Bond Series will produce any qualified dividend income.

Any distribution by the Series may be taxable to shareholders regardless of whether it is received in cash or in additional shares. A Series may derive capital gains and losses in connection with sales or other dispositions of such series' portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gains regardless of how long the shares have been held. Currently the maximum tax rate on long-term capital gains is 15% (5% for individuals in lower tax brackets). Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains noted above will cease to apply to taxable years beginning after December 31, 2008. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a Series receives from a domestic corporation and are properly designated by that Series.

Shareholders who have not held a Series' shares for a full year should be aware that a Series may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Series.

If a Series' distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Series' shares and result in higher reported capital gain or lower reported capital loss when those shares on which a distribution was received are sold.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution.

In certain cases, a Series will be required to withhold and remit to the U.S. Treasury 28% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, (3) who has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) who has failed to certify that he or she is a U.S. person (including a U.S. resident alien). This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable Series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds. For taxable years of a series beginning after December 31, 2004 and not beginning after December 31, 2007, interest-related dividends and short-term capital gain dividends paid to nonresident alien individuals and foreign entities (subject to certain limitations) are not subject to the 30% (or lower treaty rate) withholding tax.

A Series' transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies, derivative securities and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Series, defer losses to the Series, cause adjustments in the holding periods of the Series' assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series' income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

Each of the High Yield Bond Series, Core Bond Series, and Core Plus Bond Series is expected to distribute primarily ordinary income dividends derived from interest earned on its investments in debt securities. The Series may also invest in certain derivative securities, including index-linked notes. Investment by these Series in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Series could be required to recognize annually a portion of the discount (or deemed discount) at which securities were issued and distribute such portion in order to maintain its qualification as a regulated investment company. In order to generate cash to satisfy the distribution requirements of the Code, the Series may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources.

Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund's Series. No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Series are urged to consult their tax advisors with specific reference to their own tax situation.

Distributions by a Series to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Series, which may differ from the federal income tax consequences. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund.
Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

Dividends and interest received by a Series may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on each of the Series' securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Series' total assets at the close of its taxable year consists of securities of foreign corporations, the Series will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions' income taxes paid by the Series. Pursuant to the election, the Series will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series' income from sources within, and taxes paid to, foreign countries and United States possessions.

Additional Tax Information Concerning the New York Tax Exempt, Ohio Tax Exempt and Diversified Tax Exempt Series -- The New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series (the "Tax Exempt Series") are designed to provide shareholders with current tax exempt interest income and are not intended to constitute a balanced investment program. Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Tax Exempt Series in determining the taxability of their benefits. In addition, the Tax Exempt Series may not be an appropriate investment for shareholders that are "substantial users" or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in the Tax Exempt Series.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Tax Exempt Series' total assets consists of securities the interest on which is excludable from gross income, such Series may pay "exempt-interest dividends" to its shareholders. The policy of the Tax Exempt Series is to pay each year as dividends substantially all of its interest income, net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax Exempt Series, and designated by the Series as an exempt-interest dividend in a written notice mailed to shareholders within 60 days after the close of such Series' taxable year. However, aggregate exempt-interest dividends for the taxable year may not exceed the net interest from Municipal Securities and other securities exempt from the regular Federal income tax received by the Tax Exempt Series during the taxable year. The percentage of total dividends paid for any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax Exempt Series during such year, regardless of the period for which the shares were held.

Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax) for both individual and corporate shareholders. Second, all tax exemptinterest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation's "adjusted current earnings", as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income", which could include exempt-interest dividends.

Issuers of bonds purchased by the Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

Although the Tax Exempt Series do not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, "investment company taxable income" comprises taxable net investment income plus the excess, if any, of and net short-term capital gains over net long-term capital losses. The Tax Exempt Series would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Tax Exempt Series.

Although each Tax Exempt Series expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Tax Exempt Series may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Tax Exempt Series and their shareholders under such laws may differ from their treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

If for any taxable year a Tax Exempt Series does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). Moreover, upon distribution to shareholders, the Tax Exempt Series' income, including Municipal Securities interest income, will be taxable to shareholders to the extent of such Series' current and/or accumulated earnings and profits.

Financial  Statements

With the exception of the High Yield Bond Series, each Series' audited financial statements from the Series' annual reports for the fiscal year ended December 31, 2004 are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863. The High Yield Bond Series Annual Report for the period January 1, 2004 to September 15, 2004 is located in Appendix D. The financial statements with respect to the series have been audited by PricewaterhouseCoopers LLP. Because the Commodity Series, Global Fixed
Income Series, Financial Services Series, Core Bond Series, and Core Plus
Bond  Series  were  not  active   during  the  2004 fiscal year , no
financial statements are included for these Series. A copy of the December 31, 2004 Annual Report(s)to Shareholders must accompany the delivery of this Statement of Additional of Information.

Appendix  A  -  Description  of  Bond  Ratings

Moody's  Investors  Service,  Inc.  ("Moody's") Short-Term Prime Rating System -
Taxable  Debt  and  Deposits  Globally

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading  market  positions  in  well-established  industries.
High  rates  of  return  on  funds  employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign
Rating  for  Bank  Deposits  for  the  country  in  which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Moody's  Municipal  and  Corporate  Bond  Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Standard  &  Poor's  Short-Term  Issue  Credit  Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard  &  Poor's  Municipal  and  Corporate  Bond  Ratings

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An  obligation  rated  CC  is  currently  highly  vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories. Standard & Poor's ratings may also be indicated by "NR". This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's may also assign conditional ratings to municipal bonds. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Appendix B - Procedures for the Nominating Committee's Consideration of Potential Nominees Submitted by Stockholders

A nominee for nomination as a Director submitted by a stockholder will not be deemed to be properly submitted to the Committee for the Committee's consideration unless the following qualifications have been met and procedures followed:
1. A stockholder or group of stockholders (referred to in either case as a "Nominating Stockholder") that, individually or as a group, has beneficially owned at least 5% of the Fund's common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.
2. The Nominating Stockholder must submit any such recommendation (a "Stockholder Recommendation") in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.
3. The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.
4. The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the "candidate"); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the Nominating Stockholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. "Associated Person of the Nominating Stockholder" as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly,
(a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).
5. The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

Appendix  C  -  Manning  &  Napier  Advisors,  Inc.  Proxy Policy and Procedures

BACKGROUND

     Proxy  policy  has  had  a  lengthy  history  in the investment world.  The
Department of Labor's ("DOL") active voice in proxy policy began in 1988 with the Avon letter followed by the Proxy Project Report in 1989. Each notice by the DOL further defined and clarified the importance of exercising proxy votes in an active and diligent manner. Unless the plan documents explicitly reserve voting authority to the trustee, the investment manager has the authority - and the obligation - to vote as a fiduciary.

     The Monks letter, issued by the DOL in January 1990, stated that the investment manager has a fiduciary obligation to match proxies received with holdings on a record date and to take reasonable steps to ensure that the proxies for which it is responsible are received. It further states that the named fiduciary who appointed the investment manager must periodically monitor the activities of the investment manager, which includes the monitoring of proxy procedures and proxy voting.

     In 1994, the DOL issued Interpretive Bulletin #94-2, (the "Bulletin"), which summarizes the Department's previous statements on the duties of ERISA fiduciaries to vote proxies relating to shares of corporate stock, and describes the Department's view of the legal standards imposed by ERISA on the use of written statements of investment policy, including proxy voting. The Bulletin "reaffirms its longstanding position that plan officials are responsible for voting proxies, unless that responsibility has been delegated to an investment manager. In that case, plan officials should monitor the manager's activities."

     The Bulletin concludes, "where the authority to manage plan assets has been delegated to an investment manager, the general rule is that the investment manager has the sole authority to vote proxies relating to such plan assets. If the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility would lie with the trustee or with the named fiduciary who has reserved to itself (or another authorized fiduciary) the right to direct the plan trustee regarding the voting of proxies." The Bulletin notes that a reservation could be limited to the voting of only those proxies relating to specified assets or issues.

          In 2003, the Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment
Advisers Act of 1940 to require registered investment advisors and registered mutual fund companies to provide disclosure on voting proxies. The amendments require notification to clients of the method to obtain proxy records and policy. The advisor is required to disclose voting records and make available policies and procedures reasonably designed to ensure that the advisor votes proxies in the best interests of their clients.

PROXY  POLICY

IN ACCORDANCE WITH THE GUIDELINES OF THE U.S. DEPARTMENT OF LABOR AND THE U.S. SECURITIES AND EXCHANGE COMMISSION, IT IS MANNING & NAPIER'S POLICY REGARDING PROXIES TO:

1. Discharge our duties prudently, in the interest of plans, plan fiduciaries, plan participants, beneficiaries, clients and shareholders (together "clients").

2. Act prudently in voting of proxies by considering those factors which would affect the value of client assets.

3. Maintain accurate records as to voting of such proxies that will enable clients to periodically review voting procedures employed and actions taken in individual situations.

4. Provide, upon request, a report of proxy activity for clients reflecting the activity of the portfolio requested.

5. By following our procedures for reconciling proxies, take reasonable steps under the particular circumstances to ensure that proxies for which we are responsible are received by us.

6. Make available, upon request, this policy to all plan fiduciaries, clients and shareholders.

7. Comply with all current and future applicable laws, rules and regulations governing proxy voting.

-
PROCEDURES
INTRODUCTION
"Proxy Season" is generally defined as February to June (although there are meetings held throughout the year, this is the peak period). During this time, Manning & Napier receives thousands of proxies and annual statements for processing. The purpose of this section of the booklet is to explain our process in accordance with SEC and DOL requirements. This booklet can be retained to satisfy the DOL requirement that fiduciaries monitor the voting procedures of the investment manager.

ARRIVAL  OF  THE  PROXIES
     The majority of proxy ballots are received electronically through a centralized system used by many custodians. This electronic link allows for daily notification, monitoring, efficient voting and record keeping of the Firm's proxy voting activity.

     However, some proxies are still received in paper form and are mailed to the Firm. When proxies are received from the Post Office, they are delivered to the Firm and provided to our Proxy Department.

FILE  ORGANIZATION  AND  VOTING  DIRECTION
     When the proxies arrive, the Proxy Administrator logs the proxy into our centralized proxy management software, creates a file containing proxy materials and forwards to the Research Coordinator. The Research Coordinator logs the proxy receipt into a proxy database, inserts an analyst checklist, reviews issues and adds reference materials. The proxy is then forwarded to the appropriate analyst. The analyst reviews the materials, indicates a vote, approves by signature and returns the file to the Research Coordinator. The proxy database is logged as complete and the file is returned to the Proxy Administrator. If voting is contrary to the general recommendations of Manning & Napier's Proxy Guidelines on any issue, the analyst must document why this vote is in the economic best interests of shareholders. Also, the rationale for votes on issues for which these guidelines do not make general recommendations must be documented. These votes and rationales are later reported upon request to fiduciaries, clients and shareholders in the Proxy Voting Report. The Proxy Administrator is responsible for maintaining the proxy files by security, by year and provides safekeeping of the documents. The Research Coordinator is responsible for documenting policies and voting decisions.

     If the Firm and/or its affiliates own greater than a 5% position in a company, the proposed proxy vote should be approved by one of the Directors of Research.

     The monitoring of corporate actions is done by the Corporate Actions Coordinator in Operations. The Firm subscribes to CCH Incorporated (Capital Changes Incorporated), an online Corporate Actions monitoring company. With this subscription, the Firm is able to check daily corporate actions for client holdings and retrieve historical data as well. The Corporate Actions Coordinator is also in contact with the Mutual Fund Accounting Department and the sub-transfer agent for the Exeter Fund, Inc., as they all share/verify information regarding corporate actions. Voluntary corporate actions are verified through Bloomberg and with the custodian. Verification of mandatory corporate actions is done monthly through our reconciling department.

CONFLICTS  OF  INTEREST
     There are potential conflicts of interest that may arise in connection with the Firm or the Analyst responsible for voting a company's proxy. Examples of potential conflicts may include the following: (1) the voting Analyst is aware that a client of the advisor or its affiliates is a public company whose shares are held in client portfolios; (2) the voting Analyst (or a member of their immediate family) of the advisor or its affiliates also has a personal interest in the outcome of a matter before shareholders of a particular security that they cover as an Analyst; (3) an employee (or a member of their immediate family) of the advisor or its affiliates is a Director or Officer of such security; (4) an employee (or a member of their immediate family) is a Director candidate on the proxy; or (5) the voting Analyst (or a member of their immediate family), the advisor or its affiliates have a business relationship with a participant in a proxy contest, corporate director or director candidates.

In recognizing the above potential conflicts, the following controls have been put in place: (1) a written confirmation provided to the Research Coordinator that no conflict of interest exists with respect to each proxy vote to be completed by the Analyst. If an Analyst indicates an affirmative response to any of the above conflicts identified such Analyst shall be immediately removed from the responsibility of voting such proxy; and (2) a Proxy Policy Committee has been created to resolve any apparent or potential conflicts of interest. The Proxy Policy Committee may utilize the following to assist in seeking resolution (including, without limitation, those instances when the Advisor potentially has an institutional conflict): (1) voting in accordance with the guidance of an independent consultant or outside counsel; (2) designation of a senior employee or committee member to vote who has neither a relationship with the company or knowledge of any relationship between the advisor or its affiliates with such company; (3) voting in proportion to other shareholders of the issuer; (4) voting in other ways that are consistent with the advisor and its affiliates obligation to vote in clients' collective best interest.

PROXY  RECONCILIATION
     Manning & Napier has a customized computer program designed to produce a proxy reconciliation report which prints in detail all of the information necessary to match the proxies of a ballot to the holdings on the record date. After both electronic and paper ballots have been matched to the holdings on the record date, voted pursuant to the procedures, and returned to the company, a review of the proxy report will show any proxies not received. In the event a proxy is not received, a letter is sent to the custodian via fax or a phone call is made requesting that a proxy be issued and sent to the Proxy Administrator, or that they vote the shares pursuant to our instructions, confirming the same in writing.

     In the event a proxy ballot is received by Manning & Napier for a security which we do not have investment discretion or proxy authority, a best effort will be made to redirect the proxy to the record owner.

OUTSIDE  VENDOR
          The Firm may outsource their proxy voting, including when the Firm has identified a conflict of interest, for certain products to Institutional Shareholder Services ("ISS"), which is a research firm that provides proxy voting assistance. A summary of the ISS proxy policy that is prepared by ISS has been attached to this policy addendum for reference purposes. If a client should be involved in a product that uses ISS as a vendor, the Firm will notify the client.

INQUIRIES
     If you have any questions regarding our proxy voting procedures or if you would like to obtain a copy of our voting record for your holdings, please direct your written request to your Account Representative.

Guidelines

ANALYSTS'  GUIDELINES
     The analysis of individual stock proxy issues is a component of equity research, and thus Manning & Napier has a fiduciary responsibility to vote proxies according to the economic best interests of our clients. The research analyst who recommended the stock or who is responsible for following stocks in a particular industry reviews voting direction on an individual basis. The analyst considers the specific investment strategy used to buy the stock, in conjunction with the guidelines outlined below. It is expected that the analyst will discharge his/her proxy duties prudently, solely in the best interest of our clients, and for the exclusive purpose of providing benefits to those clients.

The following serves as a guide to aid the analysts in voting proxies. This list is not exhaustive, and is subject to revision as new issues arise. Ultimately, it is up to the analyst to decide what is best in each individual situation, considering what best serves shareholders' interests. The underlying principle is to protect the value of the security. Value is affected by proxy issues such as voting rights, limits on ownership, accountability of management and directors, etc. A secondary principle is that it is not up to us as fiduciaries to make a social stand on issues, unless they clearly affect the rights of shareholders and the value of the security.

CORPORATE  GOVERNANCE/OTHER  LOBBYIST  COMMUNICATIONS
     Periodically, the analysts may receive calls from lobbyists or solicitors trying to persuade us to vote a certain way on a proxy issue, or from other large stockholders trying to persuade us to join our vote with theirs to exercise control of the company. We will take their opinions into consideration, but our policy is simply to vote in accordance with what we feel is in the best interest of our clients and shareholders and which maximizes the value of their investment.

STANDARD  DOMESTIC  ISSUES
     Election of Directors: Generally, if not contested, we will vote FOR the nominated directors. For each director, care must be taken to determine from the proxy statement each director's: attendance at meetings, investment in the company, status inside and outside the company, governance profile, compensation, independence from management, and related/relevant parameters. If the director's actions are questionable on any of these items, the analyst may WITHHOLD election for the director.

In a contested race, voting decisions should be based on the track record of both slates of candidates, an analysis of what each side is offering to shareholders, and a determination of the likelihood of each slate to fulfill promises. Candidate backgrounds and qualifications should be considered, along with benefit to shareholders of diversity on the board. If the proposed election of directors would change the number of directors, the change should not diminish the overall quality and independence of the board.

Because of the complexity and specific circumstances of issues concerning a contested race, these issues should be decided on a case-by-case basis.

Appointment of Auditors: A change of auditors that compromises the integrity of the independent audit process or a change of auditors due to the auditors' refusal to approve a company's financial statement should be voted AGAINST.

NON-STANDARD  DOMESTIC  ISSUES
     Director/Management Accountability: As overseers of management for the shareholders, directors should be held accountable to shareholders. We therefore recommend a vote AGAINST any proposal which would limit director liability. Examples would include proposals to limit director liability or independence, or to unreasonably indemnify directors.

While it may be inevitable, especially in smaller companies, that the positions of Chairperson and Chief Executive Officer be combined in some cases, it generally increases management accountability to shareholders if the CEO is accountable to an independent Chairman. Therefore, we recommend a vote FOR proposals requiring that different persons serve as the Chairperson and Chief Executive Officer.

Similarly, where practical, any nominating, compensation, or audit committees should be independent of management. The purpose of these Committees is the implementation of Board oversight of management, and this purpose is best served if the majority of directors on such committees are independent directors. Therefore, we recommend a vote FOR requirements that these committees have a majority of independent directors.

Finally, outside director incentives work best when they are closely aligned with the interest of the shareholders (e.g., compensation in the form of reasonable stock grants) and are not at the discretion of management (e.g., revocable benefits). Based on these principles, votes on outside director compensation issues should be made on a case-by-case basis.

Terms of Directors: In order to hold directors accountable, they should be subject to frequent re-election - ideally, on an annual basis. Therefore, we recommend a vote AGAINST any proposal to extend the terms of directors and a vote FOR any proposal to shorten the term of directors in office. This is not to be construed as a limit on terms that can be served, but merely a preference to make directors stand for election regularly.

Staggered Boards: A staggered Board is one in which directors are divided into three (sometimes more) classes, with each serving three-year (sometimes more) terms, with each class re-election occurring in a different year. A non-staggered Board serves a one-year term and Directors stand for re-election each year.

Proposals to adopt a staggered board amendment to the charter or bylaws usually are accompanied by provisions designed to protect the staggered board. Such provisions may include: supermajority voting requirements if shareholders wish to increase the number of directors; provisions allowing shareholders to remove directors only for cause; provisions stipulating that any board vacancies occurring between elections be filled only by a vote of the remaining board members, not the shareholders; and lock-in provisions requiring a supermajority shareholder vote to alter the amendment itself. All of these provisions reduce director accountability and undermine the principle that directors should be up for re-election on a frequent basis. We, therefore, recommend a vote AGAINST such proposals.

Cumulative Voting: Cumulative voting permits proportional representation on the board of directors. Without it, a group with a simple majority could elect all directors. However, there are issues that arise depending on whether the board is staggered or non-staggered.

On a non-staggered board, cumulative voting exposes management to the disciplinary effects of the market for corporate control, which, in turn, encourages management to maximize share value. On a staggered board, cumulative voting can act as an anti-takeover defense and, as a result, could diminish the positive impact on management efficiency of the market for corporate control.

Due to the complexity of this issue, any vote cast regarding cumulative voting should be determined on a case-by-case basis after careful consideration by the analyst responsible for that security. The basic principle of protecting property value of the security should be the determining criteria.

Supermajority Voting Provisions: Many proxy proposals require only a majority vote from shareholders in order to be ratified. Supermajority provisions are those that require more than a majority, usually 67% to 80% of the outstanding shares. These proposals generally provide that such a supermajority provision cannot be changed without the vote of the same percentage of shares outstanding. These provisions are usually intended to prevent any takeover of the company and to insulate insiders from shareholder pressure. We recommend a vote AGAINST such a proposal. Exceptions would be in cases where there is an economic benefit to protecting the interests of minority shareholders.

Multiple Classes of Stocks: Multiple classes of stock, which would give more voting rights to one class of shareholders at the expense of another, would clearly affect the rights of all shareholders. We recommend a vote AGAINST any proposal which divides common equity into more than one class of stock or which limits the voting rights of certain shareholders of a single class of stock. The exception would only occur if a subsidiary of a company issued its own class of common stock, such as General Motor's class E (for EDS) and H (for Hughes) stock.

Similarly, we recommend a vote AGAINST any proposal to give the board of directors broad powers with respect to establishing new classes of stock and determining voting, dividend, and other rights without shareholder review. An example would be requests to authorize "blank-check" preferred stock.

Poison Pills: Stock Purchase Rights Plans ("Poison Pills") generally take the form of rights or warrants issued to shareholders that are triggered by an outsider acquiring a predetermined quantity of stock in the corporation. When triggered, Poison Pills give shareholders the ability to purchase shares from or sell shares back to the company or, in the case of a hostile acquisition, to the potential acquirer at a price far out of line with their fair market value. The triggering event can either transfer a huge amount of wealth out of the Target Company or dilute the equity holdings of the potential acquirer's pre-existing shareholders. In both cases, the Poison Pill has the potential to act as a doomsday machine in the event of an unwanted control contest, providing a target's board with veto power (all it has to do is refuse to redeem the pill) over takeover bids, even if they are in the best interest of target shareholders.

Rights plans are promoted by management as a method of ensuring that a firm's potential acquirers do not give a two-tiered offer for a firm. This would have the effect of forcing a shareholder to tender his shares against his will. Although there may be some truth to this argument, the bottom line is that they permit some shareholders to obtain stock at a discount while preventing others from doing so. They can discourage outsiders from taking a position in the firm, because a certain level of ownership would result in lost property rights. Insiders want to protect their position and reduce the influence of outsiders. This type of proposal reduces director and management accountability to shareholders, and consequently, we recommend a vote AGAINST such proposals. Exceptions can be made in cases where takeover attempts are detrimental to the long-term economic best interests of the shareholders and/or if the poison pill may raise the takeover premium received by existing shareholders.

     Special Meetings of Shareholders: Any proposal which would limit or restrict the ability of shareholders to call a special meeting, would limit their ability to exercise their rights as a shareholder. Since these proposals are contrary to shareholder interests, we recommend a vote AGAINST any proposal that would place such limits.

Stock Incentive Plans: Stock Incentive Plans usually permit a compensation committee to issue stock options to "key" personnel. These plans usually specify the maximum number of shares to be issued but don't specify under what conditions they would be issued. This is not necessarily a problem, as we wish to leave most compensation issues to management (unless someone is grossly overpaid), and we want management and employees in general to own stock so that their interests will be more in line with shareholders. Consequently, we have to examine the incentive plan carefully to see if it is overly generous. If the shares proposed to be issued to management total 50% of the outstanding shares, then the value of our clients' holdings have probably fallen 50%.

When deciding whether or not to vote for these plans, we consider whether there will be too much dilution. Increasing the number of shares outstanding by 5% each year for 10 years is clearly too much dilution. Second, we consider the market value at current prices and with a slight change in market value. If management has been doing a poor job, should an additional $100 million in compensation be paid if the stock goes up by 10%? Not likely. Finally, we are suspicious of any plan that entitles management to buy stock below market value. They will be compensated for doing nothing at all for shareholders. Any vote cast regarding Stock Incentive Plans should be determined on a case-by-case basis and must be justifiable by the analyst casting the vote.

This analysis should also apply to other forms of Executive Compensation plans. Any such programs should provide challenging performance objectives and serve to motivate executives, and should not be excessively generous or provide incentives without clear goals. With these considerations in mind, any vote on Executive Compensation should be determined on a case-by-case basis. As a general rule, we recommend votes FOR proposals to link compensation to specific performance criteria, and FOR proposals that increase the disclosure of management compensation, while we recommend votes AGAINST "golden parachutes" and similar proposals, unless the award protects the shareholders by only being granted when the shareholders have benefited along with the executives receiving the award.

Confidential Voting: Confidential voting is the best way to guarantee an independent vote. Shareholders must be able to vote all proxies on the merits of each proposal. Open voting alters the concept of free choice in corporate elections and proxy proposals by providing management the opportunity to influence the vote outcome - they can see who has voted for or against proposals before the final vote is taken and therefore management can pressure institutional shareholders, suppliers, customers, and other shareholders with which it maintains a business relationship. This process, which would give management the opportunity to coerce votes from its shareholders, destroys the concept of management accountability. Therefore, we recommend a vote FOR confidential voting.

     Greenmail: Targeted share repurchases by management (Greenmail) of company stock from an individual or select group seeking control of the company is overly abusive to shareholders' interests and often disruptive to management. Since only the hostile party receives payment, the practice is discriminatory to all other shareholders of the company. With Greenmail, management transfers significant sums of corporate cash (not their own) to one entity for the sole purpose of saving their positions - cash that could be put to use for reinvestment in the company, payment of dividends, or to fund a public share repurchase with shareholders participating on an equal basis.

By raising the specter of a change in control (whether he intended to follow through on it or not), the Greenmailer receives payment (usually at a substantial premium over the market value of his shares). Management is once again safe and sound (until the next Greenmailer appears), and the shareholders are left with an asset-depleted, often less competitive company. Unless there is a legitimate benefit to shareholders in general, or our clients in particular, such as staving off an economically harmful acquisition, we recommend a vote AGAINST Greenmail proposals.

     Anti-Greenmail Proposals: Shareholder interests are best protected if they can vote on specific issues based on the individual merits of each, rather than make sweeping generalizations about certain types of proposals. Therefore, we recommend a vote AGAINST broad charters and bylaw amendments such as anti-greenmail proposals.

Increasing Authorized Common Stock: Requests to authorize increases in common stock can be expected from time-to-time, and when handled in a disciplined manner such requests can be for beneficial purposes such as stock splits, cost-effective means of raising capital, or reasonable incentive programs. However, increases in common stock can easily become dilutive, so by no means are they always in the best interests of shareholders. Purpose and scale are the determining factors with respect to increases in common stock, and based on these factors proposals to increase authorized common stock should be decided on a case-by-case basis.

Reincorporation: Reincorporation may be supported where satisfactory business reasons are specified and there is no overall and significant detrimental impact. Because of the issues involved, such determinations should be made on a case-by-case basis.

Insider Trading: We encourage companies to establish strict, zero tolerance policies with respect to illegal insider trading activity, and therefore would recommend a vote FOR proposals of such policies.

Approving Other Business: Management may on occasion seek broad authorization to approve business resolutions without shareholder consent. Management typically already has the authority needed to make routine business decisions, so shareholders should avoid granting blanket authority to management, which may reduce management accountability and/or shareholder rights. These proposals should be made on a case-by-case basis.

High-Performance Workplaces: Pursuant to a 1994 Department of Labor report entitled "Road to High-Performance Workplaces," some corporations may propose policies with respect to aspects of high-performance workplaces, such as employee training, empowerment, or incentive programs. To the extent that such proposals can be seen to contribute to a company's productivity and long-term financial performance we recommend a vote FOR high-performance workplace proposals.

Corporate Responsibility: Increasingly, issues of Corporate Responsibility are appearing on proxy ballots. Investors must recognize that such issues are often more than just social questions - the immediate cost of implementing a new program must be weighed against the longer-term costs of pursuing abusive or unsound policies. It must be remembered that with shareholder activism on the rise, companies that do not make an effort to be responsible corporate citizens may find their stocks out of favor. Also, there may be legal or regulatory costs to irresponsible practices, which represent undefined liabilities. Therefore, where the financial impact of the proposal is positive to neutral, we recommend a vote FOR proposals which lower the potential for boycotts, lawsuits, or regulatory penalties. Examples may include:

     Resolutions to establish shareholder advisory committees Corporate conduct and human rights policies
     Adoption  of  the  "MacBride  Principles"  of  equal  employment
     Adoption of "CERES Principles" of environmental responsibility Legal and regulatory compliance policies
     Supplier  standards
     Fair  Lending

Each of the above will have a specific set of circumstances in which the financial impact of adopting the resolution must be evaluated, and the analyst should vote according to the long-term economic interests of shareholders.

FOREIGN  SECURITIES
     THE ADVISOR WILL MAKE BEST EFFORTS TO OBTAIN AND VOTE FOREIGN PROXIES, AS LONG AS THE COST OF DOING SO DOES NOT OUTWEIGH THE BENEFIT OF VOTING. FOR
EXAMPLE, THE ADVISOR MOST LIKELY WILL NOT TRAVEL TO FOREIGN COUNTRIES TO VOTE PROXIES. WHILE THE INTERNATIONAL PROXIES GENERALLY FOLLOW THE SAME GUIDELINES LISTED ABOVE, THERE ARE SEVERAL ISSUES WHICH ARE NOT NORMALLY A PART OF THE DOMESTIC PROXIES AND AS SUCH ARE ADDRESSED SEPARATELY BELOW:

STANDARD  INTERNATIONAL  ISSUES
     Receiving  Financials:  We  recommend  voting  FOR  such  routine, non-controversial items. Most companies around the world submit their financials to shareholders for approval, and this is one of the first items on most agendas. When evaluating a company's financial statements, unless there are major concerns about the accuracy of the financial statements, we would vote FOR this item.

     Accepting the acts or performance of the managing board, or supervisory board: We recommend voting FOR such items. The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a vote of confidence in the company's management and policies. It does not necessarily eliminate the possibility of future shareholder action, but it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

     Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action.
Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders' plans to take legal action.

NON-STANDARD  INTERNATIONAL  ISSUES
     Capital  Increase  per the following:  1.  with rights, 2.  without rights,
3. bonds with rights, 4. or, bonds without rights. In the majority of cases, we would vote FOR capital increases. There may be cases where the analyst deems the capital increase inappropriate and would then vote AGAINST such an item.
     Companies can have one of two types of capital systems. The authorized capital system sets a limit in a company's articles on the total number of shares that can be issued by the company's board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. When looking at such issues, we need to review the following: the history of issuance requests; the size of the request; and the purpose of the issuance associated with the increase in authorization.
     Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. If a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time.
Unissued shares lapse after the fixed time period expires. This type of authority would be used to carry out general rights issue or small issuances without preemptive rights.

     Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. This pool of conditional capital also carries a fixed expiration date.

     In reviewing these proposals, we need to look at the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the total potential dilution amount from all capital should be considered.

French Law requires that French companies ask for poison pills: As covered under the Domestic Non-Standard Poison Pill, we vote AGAINST poison pills. French antitakeover mechanisms include staggered boards, supervoting shares, poison pills, and special shares. The most common antitakeover maneuvers are voting rights restrictions and shares with double voting rights. In the case of recently privatized companies, the government may hold a golden share that entitles it to override certain key decisions.

     Some companies propose to authorize the board to issue stock in the event of a takeover bid. Such an issuance is not designed to increase capital beyond the amount authorized by other resolutions, but is merely an alternative use for pools of capital already approved but unused. We oppose anti-takeover mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

     Some companies use restricted voting rights to protect themselves from takeovers. Companies can also implement time-phased double voting rights (usually granted after two to four years). This requires amending the articles and thus is subject to shareholder approval. Another popular defensive tool is a pact that gives a small group of shareholders preemptive rights over one another's shares. The Advisor supports the harmonization of share classes and opposes mechanisms that skew voting rights.

     An antitakeover device of concern to shareholders is the government's ability to hold a golden share in newly privatized companies. Under the terms of most golden shares, the government reserves the right to appoint two non-voting representatives to the board and also has the right to oppose any sale of assets if it is determined to adversely affect national interest. This practice has become more controversial in the recent past since the European Commission determined that the use of golden shares may infringe on the free movement of capital and may only be used under certain circumstances.

ISS  Proxy  Voting  Guidelines  Summary

Following  is  a  concise  summary  of  ISS's  proxy  voting  policy guidelines.

Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
Tenure  of  the  audit  firm
Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
Length  of  the  rotation  period  advocated  in  the  proposal
Significant  audit-related  issues

Board  of  Directors

Voting  on  Director  Nominees  in  Uncontested  Elections
Generally,  vote  CASE-BY-CASE.  But  WITHHOLD  votes  from:
Insiders and affiliated outsiders on boards that are not at least majority independent
Directors  who  sit  on  more  than  six  boards
Compensation Committee members if there is a disconnect between the CEO's pay and performance

Classification/Declassification  of  the  Board
Vote  AGAINST  proposals  to  classify  the  board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent  Chairman  (Separate  Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

Majority  of  Independent  Directors/Establishment  of  Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Open  Access  (shareholder  resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

Shareholder  Rights

Shareholder  Ability  to  Act  by  Written  Consent
Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder  Ability  to  Call  Special  Meetings
Vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority  Vote  Requirements
Vote  AGAINST  proposals  to  require  a  supermajority  shareholder  vote.
Vote  FOR  proposals  to  lower  supermajority  vote  requirements.

Cumulative  Voting
Vote  against  proposals  to  eliminate  cumulative  voting.
Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Confidential  Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

Proxy  Contests

Voting  for  Director  Nominees  in  Contested  Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing  Proxy  Solicitation  Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Poison  Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

Mergers  and  Corporate  Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

Reincorporation  Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Capital  Structure

Common  Stock  Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class  Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
It is intended for financing purposes with minimal or no dilution to current shareholders
It is not designed to preserve the voting power of an insider or significant shareholder

Executive  and  Director  Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote  AGAINST  a  plan  if  the  cost  exceeds  the  allowable  cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:
The plan expressly permits repricing without shareholder approval for listed companies; or
There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

Management  Proposals  Seeking  Approval  to  Reprice  Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
Historic  trading  patterns
Rationale  for  the  repricing
Value-for-value  exchange
Option  vesting
Term  of  the  option
Exercise  price
Participation

Employee  Stock  Purchase  Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote  FOR  employee  stock  purchase  plans  where  all  of the following apply:
Purchase  price  is  at  least  85  percent  of  fair  market  value
Offering period is 27 months or less, and Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder  Proposals  on  Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards
Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

Social  and  Environmental  Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:
FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

Recommendations  for  ERISA  Plans

ERISA states that the named fiduciary has a duty to periodically monitor the activities of the investment manager; this includes proxy voting. ERISA further requires proper documentation of the proxy voting activities of the investment manager and of investment manager monitoring by the named fiduciary. To aid trustees in fulfilling these duties, Manning & Napier recommends the following:

1. A review of your plan documents should be conducted to determine if voting authority has been delegated to the investment manager or retained by the trustee. If the document does not delegate authority, it is the Department of Labor's view that the investment manager has the responsibility with respect to voting proxies, unless such responsibility is specifically and properly reserved to the trustee (Pension and Welfare Benefits Administration, U.S. Department of Labor, Proxy Project Report, March 2, 1989).

2. If voting authority is delegated to Manning & Napier, we recommend that the Board adopt the proxy policy* outlined below.

If voting authority has been reserved to the Board, we recommend that the Board adopt its own proxy policy similar to that of Manning & Napier.

3. We recommend that our Proxy Procedures be kept on file to document our compliance with the record keeping requirements.

In order to assist clients with the ERISA monitoring requirement, upon written request, we will provide a Proxy Report which will outline the securities voted, what the issues were, what actions were taken and, in the case of a vote against the recommendation of management, we will provide the analyst's reason for that vote.

*PROXY  POLICY

In accordance with the guidelines of the U.S. Department of Labor it is our policy regarding proxies to:

1. Delegate the voting authority to the investment manager who will discharge its duties prudently, solely in the interest of the plan participants and beneficiaries and for the exclusive purpose of providing benefits to plan participants and their beneficiaries.

2. Require that the investment manager maintain accurate records as to the voting of such proxies that will enable us to review periodically the voting procedures employed and the actions taken in individual situations.


APPENDIX D


Exeter  Fund,  Inc.

Annual  Report
For  the  Period
January  1,  2004
to  September  15,  2004
(Date  of  Complete  Redemption)

High  Yield  Bond  Series

PERFORMANCE  UPDATE  AS  OF  SEPTEMBER  15,  2004  (unaudited)



Total Returns
As of September 15, 2004
                                                    Annualized           Growth of
                                              Year         Since         a $10,000
                                            to Date      Inception1      Investment*
Exeter Fund, Inc. -
High Yield Bond Series2                  3.62%           8.43%     $     11,327

Merrill Lynch U.S. High
Yield, Cash Pay, BB-B
Rated Index3. . . . . .                  5.62%          15.59%     $     12,499

Merrill Lynch U.S.
Treasury Bond Index3.                     2.76%          2.29%      $     10,355



*The value of a $10,000 investment in the Exeter Fund, Inc. - High Yield Bond Series from its inception (3/3/03) to date of complete redemption (9/15/04) as compared to the Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index and the Merrill Lynch U.S. Treasury Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



              Exeter Fund, Inc.               Merrill Lynch U.S. High Yield,   Merrill Lynch U.S.
Date . .  High Yield Bond Series 2            Cash Pay, BB-B Rated Index 3    Treasury Bond Index 3

3/3/03 .  $                10,000            $                        10,000    $             10,000
3/31/03.                   10,000                                     10,182                   9,950
6/30/03.                   10,410                                     11,019                  10,212
9/30/03.                   10,510                                     11,232                  10,126
12/31/03                   10,931                                     11,834                  10,077
3/31/04.                   11,183                                     12,121                  10,038
6/30/04.                   11,005                                     11,975                  10,060
9/15/04.                   11,327                                     12,499                  10,355



1Performance numbers for the Series and Indices are calculated from March 3, 2003, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The unmanaged Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index is a market value weighted measure of approximately 1,600 BB and B rated corporate bonds. The unmanaged Merrill Lynch U.S. Treasury Bond Index is a market value weighted measure of approximately 120 U.S. Treasury bonds. Both Indices' returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  SEPTEMBER  15,  2004

Note:  Shares  of  the  Series  were  completely redeemed on September 15, 2004;
therefore,  there  are  no  investments  held  in  the  portfolio.








The  accompanying  notes  are  an  integral  part  of  the financial statements.
2

STATEMENT  OF  ASSETS  AND  LIABILITIES

September  15,  2004  (Date  of  Complete  Redemption)


ASSETS:
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $87,476,517
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,242
                                                                                ---------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               87,477,759
                                                                                ---------------


LIABILITIES (Note 1):
Accrued management fees (Note 3) . . . . . . . . . . . . . . . . .. . .                 102,005
Accrued fund accounting and transfer agent fees (Note 3) .. . .                          22,246
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .            1,656
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . ..            84,525,952
Distributions payable. . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . .   2,792,913
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . .      25,375
Other payables and accrued expenses. . . . . . . . . . . . . . .   . . . . .              7,612
                                                                                  -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       87,477,759
                                                                                 --------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. $            --
                                                                                ===============


The accompanying notes are an integral part of the financial statements.
3

STATEMENT OF OPERATIONS

For the Period January 1, 2004 to September 15, 2004
(Date of Complete Redemption)




INVESTMENT INCOME:
Interest (net of foreign tax withheld, $1,325) . . .     $ 3,761,549
Dividends. . . . . . . . . . . . . . . . . . . . . . . .     208,121
                                                         ------------
Total Investment Income. . . . . . . . . . . . . . . . .   3,969,670
                                                         ------------
EXPENSES:
Management fees (Note 3) . . . . . . . . . . . . . . .  .    616,328
Fund accounting and transfer agent fees (Note 3) . .         111,909
Directors' fees (Note 3) . . . . . . . . . . . . . . . . . .   5,030
Custodian fees . . . . . . . . . . . . . . . . . . . . . . .  10,566
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . .  50,488
                                                           ----------
Total Expenses . . . . . . . . . . . . . . . . . . . . . ..  794,321
Less reduction of expenses (Note 3). . . . . . . . .         (56,980)
                                                         ------------
Net Expenses . . . . . . . . . . . . . . . . . . . .. . .    737,341
                                                          -----------
NET INVESTMENT INCOME. . . . . . . . . . . . ..            3,232,329
                                                        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on investments . . . . . . . . . . . .    2,961,006
Net change in unrealized appreciation (depreciation)
   on investments. . . . . . . . . . . . . . . . . . . .   (3,104,677)
                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .      (143,671)
                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .   $ 3,088,658
                                                             ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.
4

STATEMENTS  OF  CHANGES  IN  NET  ASSETS



                                                For the Period    For the Period
                                                 1/1/04 to        3/3/03 1 to
                                                9/15/04 2          12/31/03

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income . . . . . . . . . . .  $     3,232,329   $     3,536,196
Net realized gain on investments. . . ..           2,961,006           502,740
Net change in unrealized
appreciation (depreciation)
on investments. . . . . . . . . . . . . . .       (3,104,677)         3,104,677
                                              ----------------  ----------------
Net increase from operations. . . . . . . .        3,088,658          7,143,613
                                              ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
(Note 9):
From net investment income. . . . . . . . .       (3,317,319)        (3,475,112)
From net realized gain on investments . . .       (2,979,759)          (485,103)
                                              ---------------    ---------------
Total distributions to shareholders . . . .       (6,297,078)        (3,960,215)
                                               ---------------   ---------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5) . . . . . . . . . . . . .  (84,166,627)        84,191,649
                                            ----------------    ----------------
Net increase (decrease) in net assets . . .      (87,375,047)        87,375,047

NET ASSETS:
Beginning of period . . . . . . . . . . . .       87,375,047                 --
                                            ----------------    ----------------
End of period (including
undistributed net investment
income of $- and $61,084,
respectively) . . . . . . . . . . . . . . .   $           --      $   87,375,047
                                              ===============      ===========



1Commencement  of  operations.
2Date  of  complete  redemption.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
5

FINANCIAL  HIGHLIGHTS


                                                           For the Period    For the Period
                                                             1/1/04 to        3/3/03 1 to
                                                            9/15/04 2          12/31/03
                                                        ----------------  ----------------

Per share data (for a share outstanding
throughout each period):
Net asset value - Beginning of period. . . . . . . .  $         10.43   $         10.00
                                                      ----------------  ----------------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . . . .           0.40              0.45
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . . . .          (0.02)             0.48
                                                       ----------------  ---------------
Total from investment operations . . . . . . . . . . .           0.38              0.93
                                                       ----------------  ---------------
Less distributions to shareholders:
From net investment income . . . . . . . . . . . . . .          (0.41)            (0.44)
From net realized gain on investments. . . . . . . .            (0.37)            (0.06)
                                                      ----------------  ----------------
Total distributions to shareholders. . . . . . .  . .           (0.78)            (0.50)
                                                      ----------------  ----------------
Net asset value - End of period. . . . . . . . . . . . $        10.03 5   $       10.43
                                                       ================   ==============
Total return3. . . . . . . . . . . . . . . . . . . . .           3.62%6            9.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . . . . . . . . .         1.20%4,6        1.20%4
Net investment income. . . . . . . . . . . . . . . . .           5.24%4,6        5.41%4
Portfolio turnover . . . . . . . . . . . . . . . . . . .           25%6              23%
Net assets - End of period
(000's omitted). . . . . . . . . . . . . . . . . . . . $          --     $      87,375
                                                       ==============    ==============

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
                                                         0.09%4,6            0.08%4



1Commencement  of  operations.
2Date  of  complete  redemption.
3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
4Annualized.
5Represents the net asset value per share immediately prior to the complete redemption on September 15, 2004.
6The Series ceased investment operations as of September 15, 2004; therefore, total return and ratios may not be representative of an actively operating series.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
6

NOTES  TO  FINANCIAL  STATEMENTS

1.  ORGANIZATION

High Yield Bond Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series were offered to clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of September 15, 2004, 1.16 billion shares have been designated in total among 21 series, of which 20 million have been designated as High Yield Bond Series common stock.

On September 15, 2004, the Series redeemed all shares based on the Series' net asset value on that date. Cash was left in the Series to satisfy liabilities outstanding as of the date of complete redemption. The ratios presented in the financial highlights table may not be representative of an actively traded series. The investment practice of the Series results in the active operation of the investment portfolio for discrete periods. The Series was in active operation from March 3, 2003 to September 15, 2004. Shares of the Series were held by persons who were investment advisory clients of the Advisor. No significant adjustments would be necessary to present the Series' financial statements on the liquidation basis of accounting.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Investments in regulated investment companies are valued at their net asset value per share on valuation date.

Debt securities, including sovereign bonds, corporate bonds and asset backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

NOTES  TO  FINANCIAL  STATEMENTS

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $56,980 for the period January 1, 2004 to September 15, 2004 (date of complete redemption), which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which

NOTES  TO  FINANCIAL  STATEMENTS
covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the period January 1, 2004 to September 15, 2004 (date of complete redemption), purchases and sales of securities, other than United States
Government securities and short-term securities, were $17,692,688 and $98,855,385, respectively.

5.  CAPITAL  STOCK  TRANSACTIONS



Transactions in shares of High Yield Bond Series were:
                                                For the Period          For the Period
                                             1/1/04 to 9/15/04      3/3/03(Commencement of
                                     (Date of Complete Redemption)  Operations) to 12/31/03
                                 Shares                 Amount        Shares         Amount
Sold. . . . . . . . . . .                1,250   $        13,250       8,513,784   $85,632,621
Reinvested. . . . . . . .              328,646         3,296,326         366,914     3,808,567
Repurchased . . . .  .              (8,703,234)      (87,476,203)       (507,360)   (5,249,539)
                                --------------     ----------------  ------------   --------------
Total . . . . . . . . . .          (8,373,338)    $  (84,166,627)      8,373,338   $84,191,649
                                 ============     ===============      ==========  ============



All of the Series' shares represented investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on September 15, 2004 (date of complete redemption).

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

NOTES  TO  FINANCIAL  STATEMENTS

8.  HIGH  YIELD  SECURITIES

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. Government bonds and other high quality fixed income securities. These securities are non-investment grade securities because they are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness.

9.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.



The tax character of distributions paid were as follows:
                                        For the Period              For the Period
                                    1/1/04 to 9/15/04 (Date       3/3/03 (Commencement
                                   of Complete Redemption)     of Operations) to 12/31/03
Ordinary income . . . . . . . . . . $         4,333,568         $   3,960,215
Long-term capital gains . . . . . .           1,963,510                --

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors of Exeter Fund, Inc. and Shareholders of High Yield Bond Series:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Yield Bond Series (a series of Exeter Fund, Inc., the "Series") at September 15, 2004 (date of complete redemption), and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the Financial Statements, on September 15, 2004, the Series redeemed all shares based on its net asset value on that date.


/S/  PricewaterhouseCoopers  LLP
Boston,  Massachusetts
December  13,  2004

Directors'  and  Officers'  Information  (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov). The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.



INTERESTED DIRECTOR
Name: . . . . . . . . . . . . . . . . . . . . . .  B. Reuben Auspitz*
Address:  . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                   Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . .  57
Current Position(s) Held with Fund: . . . . . . .  Principal Executive Officer, President, Chairman &
                                                   Director
Term of Office1 & Length of Time Served:. . . . .  Indefinite - Director; Vice President 1984 - 2003;
                                                   President since 2004; Director since 1984
Principal Occupation(s) During Past 5 Years:. . .  Executive Vice President, Co-Executive Director,
                                                   Executive Group Member** & Chief Compliance Officer
                                                   since 2004, Manning & Napier Advisors, Inc.;
                                                   President & Director Manning & Napier Investor
                                                   Services, Inc.; Holds or has held one or
                                                   more of the following titles for various
                                                   subsidiaries and affiliates: President, Vice
                                                   President, Director, Chairman, Treasurer, Chief
                                                   Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A




INDEPENDENT DIRECTORS
Name:. . . . . . . . . . . . . . . . . . . . . . . Stephen B. Ashley
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 64
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance &
                                                   Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years: . . . Chairman, Director, President & Chief Executive
                                                   Officer, The Ashley Group (property management and
                                                   investment)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Genesee Corp.
                                                   The Ashley Group
                                                   Fannie Mae

Name:. . . . . . . . . . . . . . . . . . . . . . . Martin F. Birmingham
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 83
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years: . . . Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Peter L. Faber
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 66
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years: . . . Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Partnership for New York City, Inc.

Name:. . . . . . . . . . . . . . . . . . . . . . . Harris H. Rusitzky
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 69
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance &
                                                   Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years: . . . President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A


Directors'  and  Officers'  Information  (unaudited)




OFFICERS
Name:. . . . . . . . . . . . . . . . . . . . . . . Jeffrey S. Coons, Ph.D., CFA
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 41
Current Position(s) Held with Fund:. . . . . . . . Vice President
Term of Office1 & Length of Time Served: . . . . . Since 2004
Principal Occupation(s) During Past 5 Years: . . . Co-Director of Research since 2002 & Executive
                                                   Group Member**, Manning & Napier Advisors, Inc.;
                                                   Managing Director - Risk Management, Manning &
                                                   Napier Advisors, Inc., 1993-2002;  Holds one or
                                                   more of the following titles for various
                                                   subsidiaries and affiliates: President, Director,
                                                   Treasurer or Senior Trust Officer
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Christine Glavin
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 38
Current Position(s) Held with Fund:. . . . . . . . Principal Financial Officer, Chief Financial
                                                   Officer
Term of Office1 & Length of Time Served: . . . . . Since 2001
Principal Occupation(s) During Past 5 Years: . . . Fund Accounting Manager, Manning & Napier Advisors,
                                                   Inc.
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Jodi L. Hedberg
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 36
Current Position(s) Held with Fund:. . . . . . . . Corporate Secretary, Chief Compliance Officer,
                                                   Anti-Money Laundering (AML) Compliance Officer
Term of Office1 & Length of Time Served: . . . . . Corporate Secretary since 1997; Chief Compliance
                                                   Officer since 2004;  Compliance Manager, Manning &
                                                   Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Alaina V. Metz
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 37
Current Position(s) Held with Fund:. . . . . . . . Special Assistant Secretary
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years: . . . Vice President, BISYS Fund Services Ohio, Inc.
                                                   (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A





*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor. Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for all officers is one year and until their respective successors are chosen and qualified.

LITERATURE  REQUESTS  (unaudited)

Proxy  Voting  Policies  and  Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:
By  phone                         1-800-466-3863
On  the  Securities  and  Exchange
 Commission  (SEC)  web  site               http://www.sec.gov

Proxy  Voting  Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request:
By  phone                         1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov

Quarterly  Portfolio  Holdings
The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, available without charge, upon request:

By  phone                         1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov

Prospectus  and  Statement  of  Additional  Information  (SAI)
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available without charge, upon request:

By  phone                         1-800-466-3863
On  the  SEC's  web  site               http://www.sec.gov

PART  C  -  OTHER  INFORMATION

ITEM  23.  EXHIBITS.

(a)
     (1) Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2) Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3) Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (4) Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (5) Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (6) Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (7) Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit
(1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8) Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9) Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
   (10) Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
   (11) Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).
(12) Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).
(13) Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(14) Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(15) Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(16) Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).
(17) Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(b) By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1) By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(c)
(1)  Specimen  Stock  Certificate  (incorporated  by  reference  to Exhibit 1(a)
(Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (2) Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (3) Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
    (4) Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
    (5) Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
    (6) Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)
    (7) Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (8) Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (9) Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (10) Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (11) Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (12) Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (13) Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (14) Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration
Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
    (15) Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
    (16) Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).
    (17) Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
    (18) Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000(incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016.)
    (19) Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)
    (20) Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034.)

(d)
    (1) Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

        (a) Supplement to Schedule A of the Investment Advisory Agreement dated May 11, 1999 (incorporated by reference to Exhibit (5)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (b) Supplement to Schedule A of the Investment Advisory Agreement dated February 2, 2000 (incorporated by reference to Exhibit 99.D(1)B to Post-Effective No. 38 to the Registration Statement on Form N-1A filed on April 30, 2001 with Accession Number 0000751173-01-500020.)

       (c) Supplement to Schedule A of the Investment Advisory Agreement dated November 16, 2001 (incorporated by reference to Exhibit 99.D(1)C to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014.)

        (d) Supplement to Schedule A of the Investment Advisory Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.d1(d) to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

       (e) Supplement to Schedule A of the Investment Advisory Agreement dated November 21, 2002 (incorporated by reference to Exhibit 99.d1(e) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

        (f)  Restated  Schedule  A  of  the  Investment Advisory Agreement dated
November 20, 2003 (incorporated by reference to Exhibit 99.d1(f) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

        (g) Restated Schedule A of the Investment Advisory Agreement dated May 18, 2004 (incorporated by reference to Exhibit 99.d1(g) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

       (2) Investment Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

          (a) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Strong Capital Management, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (b) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Loomis, Sayles & Company, L.P. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (c) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and State Street Global Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (d) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Scudder Kemper Investments, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(e) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Babson-Stewart Ivory International (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(f) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and DLJ Investment Management Corp. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (g) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and MFS Institutional Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (h) Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Manning & Napier Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

 (3)

          (a) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(b) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(c) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 11, 1999 for the Socially Responsible Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(d) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 5, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on
April  30,  2001  with  Accession  Number  0000751173-01-500020.

(e) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(f) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

          (g) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on February 28, 2002 with Accession Number 0000751173-02-000014.

          (h) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on February 28, 2002 with Accession Number 0000751173-02-000014.

          (i) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 9, 2002 for the All-Equity Series and World Opportunities Series II (incorporated by reference to Exhibit 99.d3(I)to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

(j) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2003 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series (incorporated by reference to Exhibit 99.d3(j) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(k) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated March 10, 2003 for the High Yield Bond Series (incorporated by reference to Exhibit 99.d3(k) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(l) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 20, 2003 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d3(l) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 000075117304-000027.)

(m) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 20, 2003 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Technology, and High Yield Bond Series (incorporated by reference to Exhibit 99.d3(m) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(n) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 18, 2004 for the Core Bond, Core Plus Bond, and Financial Services Series (incorporated by reference to Exhibit 99.d3(n) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(o) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated August 20, 2004 for the Core Bond, Core Plus Bond, and Financial Services Series (incorporated by reference to Exhibit 99.d3(o) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(p) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 18, 2004 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d3(p) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(q) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 18, 2004 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Technology, and High Yield Bond Series (incorporated by reference to Exhibit 99.d3(q) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).



(4) Amended and Restated Expense Limitation Agreement dated May 9, 2002 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series (incorporated by reference to Exhibit 99.d4(I)to Post-Effective No. 42 to the Registration
Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

        (a) Amended and Restated Expense Limitation Agreement dated January 30, 2003 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, PureMark[sm]Series, Equity Series, and Overseas Series (incorporated by reference to Exhibit 99.d4(a) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(e)
 (1) Amended and Restated Distribution Agreement dated May 11, 1999 incorporated by reference to Exhibit (6)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (2) Form of Dealer Agreement (incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

 (3) Amended and Restated Distribution Agreement Schedule A dated November 20, 2000(incorporated by reference to Exhibit 99.e(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

     (a) Amended and Restated Distribution Agreement Schedule A dated November 16, 2001 (incorporated by reference to Exhibit 99.E(3)a to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28,2002 with Accession Number 0000751173-02-000014).

     (4) Amended and Restated Distribution Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25,2002 with Accession Number 0000751173-02-000049).

(a) Amended and Restated Distribution Agreement Schedule A dated November 21, 2002 (incorporated by reference to Exhibit 99.e4(a) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(b) Amended and Restated Distribution Agreement Schedule A dated November 20, 2003 (incorporated by reference to Exhibit 99.e4(b) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(c) Amended and Restated Distribution Agreement Schedule A dated May 18, 2004 (incorporated by reference to Exhibit 99.e4(c) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(f)  Not  Applicable.

(g) Custodian Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050.

(h)
    (1) Transfer Agent Agreement (incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a) Supplement to Schedule A of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

    (b) Supplement to Schedule B of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

        (c) Supplement to Schedule A of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)c to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

        (d) Supplement to Schedule B of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)d to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

 (2)  Master  Services  Agreement  dated April 14, 2000 between Manning & Napier
Advisors,  Inc.  and  Exeter   Fund, Inc. filed on April 28, 2000 with Accession
Number  0000751173-00-000012.

    (a) Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

 (b) Amendment to the Master Services Agreement Schedule A, dated November 16, 2001 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(c) Amendment No.2 to Master Services Agreement dated November 1, 2003 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

     (i)    Opinion  of  Morgan,  Lewis  &  Bockius  is  filed  herewith.

(j) Consent of Independent Auditors PricewaterhouseCoopers, LLP is filed herewith.

(k)  Not  Applicable.

(l) Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m)  Form  of  12b-1  Plan  is incorporated by reference to Exhibit (15) to Post
Effective Amendment No.31 to the Registration Statement on Form N-1A filed on December 24, 1998 with Accession Number 0000751173-98-000065.

(1) Form of 12b-1 Plan with respect to Class B Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(1) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

 (a) Restated Appendix A of Form of Class B Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(1)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(2) Form of 12b-1 Plan with respect to Class C Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(2) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

 (a)Restated Appendix A of Form of Class C Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(2)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

  (3) Form of 12b-1 Plan with respect to Class D Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(a) Restated Appendix A of Form of Class D Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(3)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(4) Form of 12b-1 Plan with respect to Class E Shares dated February 2, 2000 (incorporated by reference to Exhibit 99.m(4) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

 (a) Restated Appendix A of Form of Class E Plan of Distribution Pursuant to Rule 12b-1 dated November 20, 2003 (incorporated by reference to Exhibit 99.m(4)(a) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(n)
     (1) Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on October 22, 1997 with Accession Number 0001047469-97-001380).

     (2)     Amended  Rule  18f-3  Plan  (incorporated  by  reference to Exhibit
(18)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(o)  Not  Applicable

(p) Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc., and Manning & Napier Investor Services, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

     (1) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(1) to Post-Effective No. 37 to the Registration
Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

     (2) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(2) to Post-Effective No. 40 to the Registration
Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

     (3) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 13, 2002 (incorporated by reference to Exhibit 99.P(3) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

     (4) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated April 25, 2003 (incorporated by reference to Exhibit 99.P(4) to Post Effective Amendment No. 44 to the Registration Statement on Form N-1A filed on April 30, 2003 with Accession Number 0000751173-03-000046).

(5) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 18, 2003 (incorporated by reference to Exhibit 99.P(5) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(6) Code of Ethics For Principal Executive and Principal Financial Officers adopted by Exeter Fund, Inc. dated November 20, 2003 (incorporated by reference to Exhibit 99.P(6) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(7) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 12, 2003 (incorporated by reference to Exhibit 99.P(7) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(8) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated February 17, 2004 (incorporated by reference to Exhibit 99.P(8) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027.)

(9) Corrected Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated February 17, 2004 to include the Employee Personal Securities Transaction Policy as referenced in the Code (incorporated by reference to Exhibit 99. P(9) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 000075117304-000034.)

(10) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated September 30, 2004 (incorporated by reference to Exhibit 99. P(10) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(11) Code of Ethics For Principal Executive and Principal Financial Officers adopted by Exeter Fund, Inc. dated November 8, 2004 (incorporated by reference to Exhibit 99. P(11) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

(12) Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 3, 2004 (incorporated by reference to Exhibit 99. P(12) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 25, 2005 with Accession Number 0000751173-05-000015).


(q)  Powers of Attorney dated November 21, 2002 for Martin F. Birmingham, Harris
H.  Rusitzky,  Peter  L.  Faber, Stephen B. Ashley (incorporated by reference to
Exhibit 99.q to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

ITEM  24.
PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT.

Not  Applicable

ITEM  25.
INDEMNIFICATION.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy St. Paul Mercury Insurance Company and Vigilant Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM  26.
BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISOR.

Manning & Napier Advisors, Inc. (dba Exeter Asset Management) is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, High Yield Bond Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Series, Pro-Blend Maximum Term Series, Equity Series, Overseas Series, New York Tax Exempt Series, Ohio Tax Exempt Series, the Diversified Tax Exempt Series, Tax Managed Series, Core Bond Series, Core Plus Bond Series, and Financial Services Series. Manning & Napier Advisors, Inc. (dba Exeter Asset Management) was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000 and to the PureMark [R] Series prior to it's liquidation on April 25, 2003. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

  ITEM  27.
PRINCIPAL  UNDERWRITERS.

(a)   Not  Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.



NAME & PRINCIPAL                     POSITIONS & OFFICES        POSITIONS & OFFICES
------------------------------  -----------------------------  ----------------------
BUSINESS ADDRESS                      WITH DISTRIBUTOR            WITH REGISTRANT
------------------------------  -----------------------------  ----------------------
B. Reuben Auspitz. . . . . . .  President and Director         Director and President
                                -----------------------------  ----------------------
1100 Chase Square
Rochester,  NY  14604

Christopher Cummings . . . . .  Director                       N/A
                                -----------------------------  ----------------------
1100 Chase Square
Rochester,  NY  14604

Beth H. Galusha. . . . . . . .  Treasurer                      N/A
                                -----------------------------  ----------------------
1100 Chase Square
Rochester,  NY  14604

Joelle Donahoe . . . . . . . .  Corporate Secretary            N/A
                                -----------------------------  ----------------------
1100 Chase Square
Rochester,  NY 14604

George Nobilski. . . . . . . .  Director                       N/A
                                -----------------------------  ----------------------
1100 Chase Square
Rochester,  NY  14604

Paul Smith . . . . . . . . . .  Director                       N/A
                                -----------------------------  ----------------------
1100 Chase Square
Rochester,  NY  14604

Amy J. Williams. . . . . . . .  Insurance Division Compliance
                                Officer and Chief Compliance
                                Officer. . . . . . . . . . .   N/A
------------------------------  -----------------------------
1100 Chase Square
Rochester,  NY  14604





(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

ITEM  28.
LOCATION  OF  ACCOUNTS  AND  RECORDS.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

ITEM  29.
MANAGEMENT  SERVICES.

Not  Applicable.

ITEM  30.
UNDERTAKINGS.

Not  Applicable.



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf by the
              --
undersigned, thereunto duly authorized, in the City of Rochester and State of New York on the 28th day of April, 2005.
                    ----           -----   ----

     Exeter  Fund,  Inc.
(Registrant)

By  /s/  B.  Reuben  Auspitz
  --------------------------
  B.  Reuben  Auspitz
  President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




Signature . . . . . . . .  Title                                                            Date
-------------------------

/s/ B. Reuben Auspitz . .  President, Principal Executive Officer, Director
-------------------------
B. Reuben Auspitz . . . .                                                                   April 28, 2005
                           ---------------------------------------------------------------

/s/ Jeffrey S. Coons. . .  Vice President
-------------------------
Jeffrey S. Coons. . . . .                                                                   April 28, 2005
                           ---------------------------------------------------------------


/s/ Martin F. Birmingham
-------------------------
(Christine Glavin). . . .  Director
Martin F. Birmingham* . .                                                                   April 28, 2005
                           ---------------------------------------------------------------


/s/ Harris H. Rusitzky
-------------------------
(Christine Glavin). . . .  Director
Harris H. Rusitzky* . . .                                                                   April 28, 2005
                           ---------------------------------------------------------------


/s/ Peter L. Faber
-------------------------
(Christine Glavin). . . .  Director
Peter L. Faber* . . . . .                                                                   April 28, 2005
                           ---------------------------------------------------------------


/s/ Stephen B. Ashley
-------------------------
(Christine Glavin). . . .  Director
Stephen B. Ashley*. . . .                                                                   April 28, 2005
                           ---------------------------------------------------------------

/s/ Christine Glavin
-------------------------
Christine Glavin. . . . .  Principal Financial Officer, Chief Financial Officer, Treasurer  April 28, 2005
                                                                                            --------------


*By:  Christine  Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File
Number  002-92633,  filed  on  February  28,  2003.  Incorporated  by  reference.



EXHIBIT  INDEX


EX-99.I  Opinion  of  Morgan,  Lewis  &  Bockius  LLP.

EX-99.J  Consent  of  PricewaterhouseCoopers,  LLP.

Cover       Cover  letter  from  Exeter  Fund,  Inc.

Cover       Cover  letter  from  Morgan,  Lewis  &  Bockius  LLP.




 The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the funds fiscal year-end.